Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Jan. 31, 2011	Jun. 30, 2010
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	PGR
Entity Registrant Name	PROGRESSIVE CORP/OH/
Entity Central Index Key	0000080661
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		660,034,992
Entity Public Float			$ 11,441,203,245

Consolidated Statements of Income (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenues
Net premiums earned	$ 14,314.8		$ 14,012.8		$ 13,631.4
Investment income	520.1		507		637.7
Other-than-temporary impairment (OTTI) losses:
Total OTTI losses	(19.1)		(80.9)		0
Non-credit losses, net of credit losses recognized on previously recorded non-credit OTTI losses	5.2	[1]	40.1	[1]	0	[1]
Net impairment losses recognized in earnings	(13.9)		(40.8)		0
Net realized gains (losses) on securities	110		67.9		(1,445.1)
Total net realized gains (losses) on securities	96.1		27.1		(1,445.1)
Service revenues	25.9		16.7		16.1
Net gain on extinguishment of debt	6.4		0		0
Total revenues	14,963.3		14,563.6		12,840.1
Expenses
Losses and loss adjustment expenses	10,131.3		9,904.9		10,015
Policy acquisition costs	1,359.9		1,364.6		1,358.1
Other underwriting expenses	1,740.1		1,567.7		1,523.4
Investment expenses	11.9		11.1		8.8
Service expenses	21.4		19.4		20.4
Interest expense	133.5		139		136.7
Total expenses	13,398.1		13,006.7		13,062.4
Net Income (Loss)
Income (loss) before income taxes	1,565.2		1,556.9		(222.3)
Provision (benefit) for income taxes	496.9		499.4		(152.3)
Net income (loss)	$ 1,068.3		$ 1,057.5		$ (70)
Basic:
Average shares outstanding	657.9		666.8		668
Per share	$ 1.62		$ 1.59		$ (0.1)
Diluted:
Average shares outstanding	657.9		666.8		668
Net effect of dilutive stock-based compensation	5.4		5.4		5.9
Total equivalent shares	663.3		672.2		673.9
Per share	$ 1.61	[2]	$ 1.57	[2]	$ (0.1)	[2]

[1]	A positive amount for the year reflects credit losses reclassed from other comprehensive income that exceeded the amount of non-credit OTTI losses recognized in other comprehensive income during the year.
[2]	For 2008, amount represents basic earnings per share since diluted earnings per share was antidilutive due to the net loss for the year.

Consolidated Balance Sheets (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Investments - Available-for-sale, at fair value:
Fixed maturities (amortized cost: $11,630.8 and $11,717.0)	$ 11,850		$ 11,563.4
Equity securities:
Nonredeemable preferred stocks (cost: $601.3 and $665.4)	1,157.6		1,255.8
Common equities (cost: $1,021.7 and $598.4)	1,425		816.2
Short-term investments (amortized cost: $1,090.8 and $1,078.0)	1,090.8		1,078
Total investments	15,523.4	[1],[2]	14,713.4	[1],[2]
Cash	158.9		160.7
Accrued investment income	109.3		110.4
Premiums receivable, net of allowance for doubtful accounts of $114.9 and $116.4	2,738.4		2,454.8
Reinsurance recoverables, including $37.4 and $35.4 on paid losses and loss adjustment expenses	741.5		564.8
Prepaid reinsurance premiums	88.1		69.3
Deferred acquisition costs	417.2		402.2
Income taxes	189		416.7
Property and equipment, net of accumulated depreciation of $564.3 and $595.8	932.6		961.3
Other assets	251.9		195.7
Total assets	21,150.3		20,049.3
Liabilities and Shareholders' Equity
Unearned premiums	4,353.8		4,172.9
Loss and loss adjustment expense reserves	7,071		6,653
Accounts payable, accrued expenses, and other liabilities	1,718.4	[3]	1,297.6	[3]
Debt	1,958.2		2,177.2
Total liabilities	15,101.4		14,300.7
Common Shares, $1.00 par value (authorized 900.0; issued 797.7 and 797.8, including treasury shares of 135.3 and 125.2)	662.4		672.6
Paid-in capital	1,007.1		939.7
Retained earnings	3,595.7		3,683.1
Accumulated other comprehensive income (loss), net of tax:
Net non-credit related OTTI losses, adjusted for valuation changes	(1.8)		(15.7)
Other net unrealized gains (losses) on securities	769.1		445.9
Total net unrealized gains (losses) on securities	767.3		430.2
Net unrealized gains on forecasted transactions	14.7		21.6
Foreign currency translation adjustment	1.7		1.4
Total accumulated other comprehensive income (loss)	783.7		453.2
Total shareholders' equity	6,048.9		5,748.6
Total Liabilities and Shareholders' Equity	$ 21,150.3		$ 20,049.3

[1]	At December 31, 2010, we had $46.3 million of net unsettled security transactions offset in other assets, compared to $7.7 million offset in other liabilities at December 31, 2009.
[2]	The total fair value of the portfolio includes $2.2 billion at December 31, 2010 and 2009, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[3]	See Note 12 - Litigation and Note 13 - Commitments and Contingencies for further discussion.

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Fixed maturities, amortized cost	$ 11,630.8	$ 11,717
Nonredeemable preferred stocks, cost	601.3	665.4
Common equities, cost	1,021.7	598.4
Short-term investments, amortized cost	1,090.8	1,078
Premiums receivable, allowance for doubtful accounts	114.9	116.4
Reinsurance recoverables, paid losses and loss adjustment expenses	37.4	35.4
Property and equipment, accumulated depreciation	$ 564.3	$ 595.8
Common Shares, par value	$ 1	$ 1
Common Shares, authorized	900	900
Common Shares, issued	797.7	797.8
Common Shares, treasury shares	135.3	125.2

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions	Retained Earnings	Accumulated Other Comprehensive Income (Loss), Net of Tax	Common Shares, $1.00 Par Value	Paid-In Capital	Comprehensive Income	Total
Balance, Beginning of year at Dec. 31, 2007	$ 2,927.7	$ 492.8	$ 680.2	$ 834.8
Stock options exercised			3.5	23.5
Cumulative effect of change in accounting principle	0	0
Tax benefit from exercise/vesting of stock-based compensation				11.1
Net income (loss)	(70)				(70)	(70)
Cash dividends declared on common shares ( $1.3987, $.1613, and $0 per share)	0
Changes in:
Net non-credit related OTTI losses, adjusted for valuation changes					0	0	[1]
Other unrealized gains (losses) on securities					(541.8)
Total net unrealized gains (losses), after tax					(541.8)	(541.8)	[2]
Net unrealized gains on forecasted transactions					(2.9)	(2.9)	[3]
Foreign currency translation adjustment					0	0
Other comprehensive income (loss)		(544.7)			(544.7)	(544.7)
Comprehensive Income (Loss)					(614.7)
Treasury shares purchased	(157.1)		(9.9)	(12.4)
Restricted stock awards issued, net of forfeitures			2.7	(2.7)
Amortization of stock-based compensation				35.1
Other	(2.8)			3.5
Balance, End of year at Dec. 31, 2008	2,697.8	(51.9)	676.5	892.9		4,215.3
Stock options exercised			3.5	15.3
Cumulative effect of change in accounting principle	189.6	(189.6)
Tax benefit from exercise/vesting of stock-based compensation				9.7
Net income (loss)	1,057.5				1,057.5	1,057.5
Cash dividends declared on common shares ( $1.3987, $.1613, and $0 per share)	(108.5)
Changes in:
Net non-credit related OTTI losses, adjusted for valuation changes					(15.7)	(15.7)	[1]
Other unrealized gains (losses) on securities					712.3
Total net unrealized gains (losses), after tax					696.6	696.6	[2]
Net unrealized gains on forecasted transactions					(3.3)	(3.3)	[3]
Foreign currency translation adjustment					1.4	1.4
Other comprehensive income (loss)		694.7			694.7	694.7
Comprehensive Income (Loss)					1,752.2
Treasury shares purchased	(154.5)		(11.1)	(15)
Restricted stock awards issued, net of forfeitures			3.7	(3.7)
Amortization of stock-based compensation				39.2
Other	1.2			1.3
Balance, End of year at Dec. 31, 2009	3,683.1	453.2	672.6	939.7		5,748.6
Stock options exercised			3.4	23.8
Cumulative effect of change in accounting principle	0	0
Tax benefit from exercise/vesting of stock-based compensation				14
Net income (loss)	1,068.3				1,068.3	1,068.3
Cash dividends declared on common shares ( $1.3987, $.1613, and $0 per share)	(924.8)
Changes in:
Net non-credit related OTTI losses, adjusted for valuation changes					13.9	13.9	[1]
Other unrealized gains (losses) on securities					323.2
Total net unrealized gains (losses), after tax					337.1	337.1	[2]
Net unrealized gains on forecasted transactions					(6.9)	(6.9)	[3]
Foreign currency translation adjustment					0.3	0.3
Other comprehensive income (loss)		330.5			330.5	330.5
Comprehensive Income (Loss)					1,398.8
Treasury shares purchased	(226)		(13.3)	(19.3)
Restricted stock awards issued, net of forfeitures			(0.3)	0.3
Amortization of stock-based compensation				44.8
Other	(4.9)			3.8
Balance, End of year at Dec. 31, 2010	$ 3,595.7	$ 783.7	$ 662.4	$ 1,007.1		$ 6,048.9

[1]	For a further breakout of the components of this line, see table below.
[2]	December 31, 2009 excludes the $189.6 million ( $291.8 million pretax) cumulative effect of change in accounting principle we recorded in June 2009 in accordance with the new accounting guidance for other-than-temporary impairments we adopted during the second quarter 2009.
[3]	Entered into for the purpose of managing interest rate risk associated with our debt issuances, and managing foreign currency risk associated with our forecasted foreign currency transaction. We expect to reclassify $4.8 million into income during the next 12 months. During the third quarter 2010, we reclassified $5.8 million (pretax) from accumulated other comprehensive income to net realized gains/losses on securities, reflecting the portion of the unrealized gain on the forecasted transaction that was related to the Debentures that were extinguished pursuant to our Tender Offer (see Note 4 - Debt for further discussion).

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data	Dec. 31, 2010 Serial Preferred Stock	Dec. 31, 2010 Voting Preferred Stock
Preference shares authorized	20	5
Preference shares issued	0	0
Preferred shares outstanding	0

Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows From Operating Activities
Net income (loss)	$ 1,068.3	$ 1,057.5	$ (70)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	83.1	87.3	99.1
Amortization of fixed-income securities	229.2	230.8	249.6
Amortization of stock-based compensation	45.9	40.3	34.5
Net realized (gains) losses on securities	(96.1)	(27.1)	1,445.1
Net loss on disposition of property and equipment	2.3	13.3	1.6
Net gain on extinguishment of debt	(6.4)	0	0
Changes in:
Premiums receivable	(283.6)	(46.2)	(13.5)
Reinsurance recoverables	(176.7)	(276.3)	46.6
Prepaid reinsurance premiums	(18.8)	(6.9)	7.4
Deferred acquisition costs	(15)	11.8	12.3
Income taxes	48.1	29.7	(423.8)
Unearned premiums	180.8	(3)	(34.5)
Loss and loss adjustment expense reserves	418	475.6	234.7
Accounts payable, accrued expenses, and other liabilities	210.2	(71.8)	(101.2)
Other, net	(10)	(28.2)	61.3
Net cash provided by operating activities	1,679.3	1,486.8	1,549.2
Purchases:
Fixed maturities	(4,491.7)	(10,046.3)	(7,593.9)
Equity securities	(511.4)	(624.2)	(598.3)
Short-term investments - auction rate securities	0	0	(631.5)
Sales:
Fixed maturities	3,055.8	7,950	5,629.5
Equity securities	241.9	919.4	1,401
Short-term investments - auction rate securities	0	0	631.5
Maturities, paydowns, calls, and other:
Fixed maturities	1,341.1	842.5	505.5
Equity securities	0	15.7	34.9
Net sales (purchases) of short-term investments - other	(11.5)	75.6	(771)
Net unsettled security transactions	(54)	(246.5)	177.2
Purchases of property and equipment	(64.7)	(66.6)	(98.5)
Sales of property and equipment	8	1.8	1.1
Net cash provided by (used in) investing activities	(486.5)	(1,178.6)	(1,312.5)
Cash Flows From Financing Activities
Proceeds from exercise of stock options	27.2	18.8	27
Tax benefit from exercise/vesting of stock-based compensation	14	9.7	11.1
Reacquisition of debt	(214.3)	0	0
Dividends paid to shareholders	(763.7)	0	(98.3)
Acquisition of treasury shares	(258.6)	(180.6)	(179.4)
Net cash used in financing activities	(1,195.4)	(152.1)	(239.6)
Effect of exchange rate changes on cash	0.8	1.7	0
Increase (decrease) in cash	(1.8)	157.8	(2.9)
Cash, Beginning of year	160.7	2.9	5.8
Cash, end of year	$ 158.9	$ 160.7	$ 2.9

SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2010
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES

SCHEDULE I — SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

	December 31, 2010
Type of Investment	Cost	Fair Value	Amount At Which Shown In The Balance Sheet

Available-for-sale
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$3,203.2	$3,242.6	$3,242.6
States, municipalities, and political subdivisions	1,955.5	1,989.1	1,989.1
Public utilities	145.0	144.5	144.5
Corporate and other debt securities	2,434.0	2,501.6	2,501.6
Asset-backed securities	3,403.1	3,469.7	3,469.7
Redeemable preferred stock	490.0	502.5	502.5

Total fixed maturities	11,630.8	11,850.0	11,850.0

Equity securities:
Common stocks:
Public utilities	81.8	107.3	107.3
Banks, trusts, and insurance companies	153.5	199.5	199.5
Industrial, miscellaneous, and all other	786.4	1,118.2	1,118.2
Nonredeemable preferred stocks	601.3	1,157.6	1,157.6

Total equity securities	1,623.0	2,582.6	2,582.6

Short-term investments	1,090.8	1,090.8	1,090.8

Total investments	$14,344.6	$15,523.4	$15,523.4

Progressive did not have any securities of any one issuer with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2010.

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2010
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT

SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF REGISTRANT

CONDENSED STATEMENTS OF INCOME

THE PROGRESSIVE CORPORATION (PARENT COMPANY)

(millions)

	Years Ended December 31,
	2010	2009	2008
Revenues
Dividends from subsidiaries*	$1,216.2	$1,230.6	$300.5
Undistributed income from subsidiaries	(73.5)	(78.7)	(304.2)

Equity in net income of subsidiaries	1,142.7	1,151.9	(3.7)
Intercompany investment income*	6.6	8.5	41.3
Net gain on extinguishment of debt	6.4	0	0

Total revenues	1,155.7	1,160.4	37.6

Expenses
Interest expense	139.5	146.4	146.3
Deferred compensation[1]	4.3	4.8	(5.7)
Other operating costs and expenses	3.9	3.3	3.4

Total expenses	147.7	154.5	144.0

Income (loss) before income taxes	1,008.0	1,005.9	(106.4)
Provision (benefit) for income taxes	(60.3)	(51.6)	(36.4)

Net income (loss)	$1,068.3	$1,057.5	$(70.0)

*	Eliminated in consolidation.

[1]	See Note 4 – Employee Benefit Plans in these condensed financial statements.

See notes to condensed financial statements.

CONDENSED BALANCE SHEETS

THE PROGRESSIVE CORPORATION (PARENT COMPANY)

(millions)

	December 31,
	2010	2009
Assets
Investment in affiliate	$1.0	$1.0
Investment in subsidiaries*	5,984.8	5,680.8
Receivable from investment subsidiary*	2,120.2	2,242.2
Intercompany receivable*	179.1	125.0
Income taxes	48.7	36.5
Other assets	70.2	65.5

Total Assets	$8,404.0	$8,151.0

Liabilities and Shareholders’ Equity
Accounts payable, accrued expenses, and other liabilities	$132.8	$116.7
Dividend payable	264.1	108.5
Debt	1,958.2	2,177.2

Total liabilities	2,355.1	2,402.4

Common Shares, $1.00 par value (authorized 900.0; issued 797.7 and 797.8, including treasury shares of 135.3 and 125.2)	662.4	672.6
Paid-in capital	1,007.1	939.7
Retained earnings	3,595.7	3,683.1
Total accumulated other comprehensive income	783.7	453.2

Total shareholders’ equity	6,048.9	5,748.6

Total Liabilities and Shareholders’ Equity	$8,404.0	$8,151.0

*	Eliminated in consolidation.

See notes to condensed financial statements.

CONDENSED STATEMENTS OF CASH FLOWS

THE PROGRESSIVE CORPORATION (PARENT COMPANY)

(millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows From Operating Activities:
Net income (loss)	$1,068.3	$1,057.5	$(70.0)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Undistributed income from subsidiaries	73.5	78.7	304.2
Amortization of stock-based compensation	2.4	1.8	1.8
Net gain on extinguishment of debt	(6.4)	0	0
Changes in:
Intercompany receivable	(54.1)	(22.0)	(18.6)
Accounts payable, accrued expenses, and other liabilities	7.3	12.5	(31.2)
Income taxes	(12.2)	31.1	(21.6)
Other, net	(1.9)	(5.6)	27.4

Net cash provided by operating activities	1,076.9	1,154.0	192.0

Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(3.5)	(152.4)	(270.1)
Received from (paid to) investment subsidiary	122.0	(849.5)	317.7

Net cash provided by (used in) investing activities	118.5	(1,001.9)	47.6

Cash Flows From Financing Activities:
Proceeds from exercise of stock options	27.2	18.8	27.0
Tax benefit from exercise/vesting of stock-based compensation	14.0	9.7	11.1
Reacquisition of debt	(214.3)	0	0
Dividends paid to shareholders	(763.7)	0	(98.3)
Acquisition of treasury shares	(258.6)	(180.6)	(179.4)

Net cash used in financing activities	(1,195.4)	(152.1)	(239.6)

Change in cash	0	0	0
Cash, beginning of year	0	0	0

Cash, end of year	$0	$0	$0

See notes to condensed financial statements.

NOTES TO CONDENSED FINANCIAL STATEMENTS

The accompanying condensed financial statements of The Progressive Corporation (parent company) should be read in conjunction with the consolidated financial statements and notes thereto of The Progressive Corporation and subsidiaries’ Annual Report to Shareholders, which is included as Exhibit 13 to this Form 10-K.

Note 1. Statements of Cash Flows — For the purpose of the Statements of Cash Flows, cash includes only bank demand deposits. The Progressive Corporation does not hold any cash but has unrestricted access to funds maintained in a non-insurance, investment subsidiary to meet its holding company obligations; at both year-end 2010 and 2009,  $2.2 billion of marketable securities were available in this company. Non-cash activity includes declared but unpaid dividends, and the contribution from The Progressive Corporation of its common shares to certain subsidiaries, subject to restricted stock awards granted to employees. For the years ended December 31, we paid the following:

(millions)	2010	2009	2008

Income taxes, net of refunds	$434.0	$461.7	$258.0
Interest	138.4	144.7	144.7

Note 2. Income Taxes — The Progressive Corporation files a consolidated federal income tax return with all subsidiaries and acts as an agent for the consolidated tax group when making payments to the Internal Revenue Service. Income taxes in the accompanying Condensed Balance Sheets are comprised of the parent company’s net deferred tax assets and the consolidated group’s net income taxes payable/recoverable. The Progressive Corporation and its subsidiaries have adopted, pursuant to a written agreement, a method of allocating consolidated federal income taxes. Amounts allocated to the subsidiaries under the written agreement are included in “Intercompany Receivable” in the accompanying Condensed Balance Sheets.

Note 3. Debt — The information relating to debt is incorporated by reference from Note 4 – Debt in our Annual Report, which is included as Exhibit 13 to this Form 10-K.

Note 4. Employee Benefit Plans — The information relating to incentive compensation plans and deferred compensation is incorporated by reference from Note 9 - Employee Benefit Plans in our Annual Report, which is included as Exhibit 13 to this Form 10-K.

Note 5. Reclassifications — In 2010, The Progressive Corporation has correctly presented undistributed income from subsidiaries as part of total revenues in the Condensed Statements of Income and has revised the prior years’ statements to conform with this presentation. There was no effect on total net income (loss).

SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2010
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims, and loss expenses[1]	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue	Net investment income[1,2]	Benefits, claims, losses, and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses	Net premiums written

Year ended
December 31, 2010:
Personal Lines					$12,826.9		$9,159.6	$1,188.1	$1,587.1	$13,024.4
Commercial Auto					1,474.2		958.6	167.9	162.7	1,449.5
Other indemnity[3]					13.7		13.1	3.9	(9.7)	2.9

Total	$417.2	$7,071.0	$4,353.8	$0	$14,314.8	$508.2	$10,131.3	$1,359.9	$1,740.1	$14,476.8

Year ended
December 31, 2009:
Personal Lines					$12,365.9		$8,847.0	$1,171.6	$1,410.2	$12,453.1
Commercial Auto					1,623.3		1,050.7	187.0	155.8	1,533.9
Other indemnity					23.6		7.2	6.0	1.7	15.9

Total	$402.2	$6,653.0	$4,172.9	$0	$14,012.8	$495.9	$9,904.9	$1,364.6	$1,567.7	$14,002.9

Year ended
December 31, 2008:
Personal Lines					$11,847.8		$8,716.2	$1,147.9	$1,348.2	$11,878.8
Commercial Auto					1,762.2		1,290.2	203.3	174.6	1,704.8
Other indemnity					21.4		8.6	6.9	.6	20.7

Total	$414.0	$6,177.4	$4,175.9	$0	$13,631.4	$628.9	$10,015.0	$1,358.1	$1,523.4	$13,604.3

[1]	Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2]	Excludes total net realized gains (losses) on securities.
[3]	We sold our professional liability insurance businesses in the first quarter 2010. The gain on the sale is reflected in other operating expenses.

SCHEDULE IV - REINSURANCE	12 Months Ended
Dec. 31, 2010
SCHEDULE IV - REINSURANCE

SCHEDULE IV — REINSURANCE

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

Year Ended:	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
December 31, 2010
Premiums earned:
Property and liability insurance	$14,519.2	$204.4	$0	$14,314.8	0

December 31, 2009
Premiums earned:
Property and liability insurance	$14,199.4	$186.6	$0	$14,012.8	0

December 31, 2008
Premiums earned:
Property and liability insurance	$13,810.1	$178.7	$0	$13,631.4	0

SCHEDULE VI - SUPPLEMENTAL INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS	12 Months Ended
Dec. 31, 2010
SCHEDULE VI - SUPPLEMENTAL INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS

SCHEDULE VI — SUPPLEMENTAL INFORMATION CONCERNING PROPERTY - CASUALTY INSURANCE OPERATIONS

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

	Losses and Loss Adjustment Expenses Incurred Related to		Paid Losses and Loss Adjustment Expenses
Year Ended	Current Year	Prior Years

December 31, 2010	$10,451.7	$(320.4)	$9,888.0

December 31, 2009	$10,040.9	$(136.0)	$9,714.2

December 31, 2008	$9,981.8	$33.2	$9,737.3

Pursuant to Rule 12-18 of Regulation S-X. See Schedule III for the additional information required in Schedule VI.

REPORTING AND ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
REPORTING AND ACCOUNTING POLICIES

1.  REPORTING AND ACCOUNTING POLICIES

Nature of Operations  The Progressive Corporation, an insurance holding company formed in 1965, owned 54 subsidiaries and had 1 mutual insurance company affiliate as of December 31, 2010. Our insurance subsidiaries provide personal and commercial automobile insurance and other specialty property-casualty insurance and related services. Our Personal Lines segment writes insurance for personal autos and recreational vehicles through both an independent insurance agency channel and a direct channel. Our Commercial Auto segment writes primary liability and physical damage insurance for automobiles and trucks owned by small businesses through both the independent agency and direct channels. We operate our businesses throughout the United States; in December 2009, we began selling personal auto physical damage insurance via the Internet in Australia.

Basis of Consolidation and Reporting  The accompanying consolidated financial statements include the accounts of The Progressive Corporation, its subsidiaries, which are wholly owned, and a mutual company affiliate, for which we have a controlling financial interest, pursuant to accounting guidance adopted in 2010. All intercompany accounts and transactions are eliminated in consolidation.

Estimates  We are required to make estimates and assumptions when preparing our financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (GAAP). As estimates develop into fact (e.g., losses are paid), results may, and will likely, differ from those estimates.

Investments  Progressive’s fixed-maturity securities, equity securities, and short-term investments are accounted for on an available-for-sale basis. See Note 2 – Investments for details regarding the composition of our investment portfolio.

Fixed-maturity securities include debt securities and redeemable preferred stocks, which may have fixed or variable principal payment schedules, may be held for indefinite periods of time, and may be used as a part of our asset/liability strategy or sold in response to changes in interest rates, anticipated prepayments, risk/reward characteristics, liquidity needs, or other economic factors. These securities are carried at fair value with the corresponding unrealized gains (losses), net of deferred income taxes, reported in accumulated other comprehensive income. Fair values are obtained from recognized pricing services or are quoted by market makers and dealers, with limited exceptions discussed in Note 3 – Fair Value.

Included in the fixed-maturity portfolio are asset-backed securities. The asset-backed securities are generally accounted for under the retrospective method. Under the current accounting guidance, the prospective method is used primarily for interest-only securities, non-investment-grade asset-backed securities, and certain asset-backed securities with sub-prime loan exposure or where there is a greater risk of non-performance and where it is possible the initial investment may not be substantially recovered. The retrospective method recalculates yield assumptions (based on changes in interest rates or cash flow expectations) historically to the inception of the investment holding period, and applies the required adjustment, if any, to the cost basis, with the offset recorded to investment income. The prospective method requires a calculation of future expected repayments and resets the yield to allow for future period adjustments; no current period impact to investment income or the security’s cost is made based on the cash flow update. Prepayment assumptions are based on market expectations and are updated quarterly.

Equity securities include common stocks, nonredeemable preferred stocks, and other risk investments and are reported at quoted fair values. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income. To the extent we hold any foreign equities or foreign currency hedges, any change in value due to exchange rate fluctuations would be limited by foreign currency hedges, if any, and would be recognized in income in the current period.

Short-term investments may include Eurodollar deposits, commercial paper, reverse repurchase transactions, and other securities expected to mature within one year. In addition, short-term investments can include auction rate securities (i.e., certain municipal bonds and preferred stocks). Due to the nature of auction rate securities, these securities are classified as short-term based upon their expected auction date (generally 7-49 days) rather than on their contractual maturity date (which is greater than one year at original issuance). In the event that an auction fails, the security may need to be reclassified from short-term. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income.

Trading securities are securities bought principally for the purpose of sale in the near term. To the extent we have trading securities, changes in fair value would be recognized in income in the current period. Derivative instruments, which may be used for trading purposes or classified as trading derivatives due to the characteristics of the transaction, are discussed below.

Derivative instruments may include futures, options, forward positions, foreign currency forwards, interest rate swap agreements, and credit default swaps and may be used in the portfolio for general investment purposes or to hedge the exposure to:

•	Changes in fair value of an asset or liability (fair value hedge);

•	Foreign currency of an investment in a foreign operation (foreign currency hedge); or

•	Variable cash flows of a forecasted transaction (cash flow hedge).

To the extent we have derivatives held or issued for general investment purposes, these derivative instruments are recognized as either assets or liabilities and measured at fair value, with changes in fair value recognized in income as a component of net realized gains (losses) on securities during the period of change.

Derivatives designated as hedges are required to be evaluated on established criteria to determine the effectiveness of their correlation to, and ability to reduce the designated risk of, specific securities or transactions. Effectiveness is required to be reassessed regularly. Hedges that are deemed to be effective would be accounted for as follows:

•	Fair value hedge: changes in fair value of the hedge, as well as the hedged item, would be recognized in income in the period of change while the hedge was in effect.

•

Foreign currency hedge:  changes in fair value of the hedge, as well as the hedged item, would be reflected as a change in translation adjustment as part of accumulated other comprehensive income. Gains and losses on the foreign currency hedge would offset the foreign exchange gains and losses on the foreign investment as they are recognized into income.

•

Cash flow hedge:  changes in fair value of the hedge would be reported as a component of accumulated other comprehensive income and subsequently amortized into earnings over the life of the hedged transaction.

If a hedge is deemed to become ineffective and discontinued, the following accounting treatment would be applied:

•

Fair value hedge:  the derivative instrument would continue to be adjusted through income, while the adjustment in the change in value of the hedged item would be reflected as a change in unrealized gains (losses) as part of accumulated other comprehensive income.

•

Foreign currency hedge:  changes in the value of the hedged item would continue to be reflected as a change in translation adjustment as part of accumulated other comprehensive income, but the derivative instrument would be adjusted through income for the current period.

•	Cash flow hedge: changes in fair value of the derivative instrument would be reported in income for the current period.

For all derivative positions, net cash requirements are limited to changes in fair values, which may vary based upon changes in interest rates, currency exchange rates, and other factors. Exposure to credit risk is limited to the carrying value; collateral may be required to limit credit risk. We have elected not to offset fair value amounts that arise from derivative positions with the same counterparty under a master netting arrangement.

Investment securities are exposed to various risks such as interest rate, market, credit, and liquidity risk. Fair values of securities fluctuate based on the nature and magnitude of changing market conditions; significant changes in market conditions could materially affect the portfolio’s value in the near term. We regularly monitor our portfolio for price changes, which might indicate potential impairments, and perform detailed reviews of securities with unrealized losses based on predetermined guidelines. In such cases, changes in fair value are evaluated to determine the extent to which such changes are attributable to (i) fundamental factors specific to the issuer, such as financial condition, business prospects, or other factors, (ii) market-related factors, such as interest rates or equity market declines, or (iii) credit-related losses, where the present value of cash flows expected to be collected are lower than the amortized cost basis of the security.

We analyze our debt securities to determine if we intend to sell, or if it is more likely than not that we will be required to sell, the security prior to recovery and, if so, we write down the security to its current fair value with the entire amount of the write-down recorded to earnings. To the extent that it is more likely than not that we will hold the debt security until recovery (which could be maturity), we determine if any of the decline in value is due to a credit loss (i.e., where the present value of cash flows expected to be collected is lower than the amortized cost basis of the security) and, if so, we recognize that portion of the impairment in the income statement, with the balance (i.e., non-credit related impairment) recognized as part of our net unrealized gains (losses) in accumulated other comprehensive income. When an equity security (common equity and nonredeemable preferred stock) in our investment portfolio has an unrealized loss in fair value that is deemed to be other-than-temporary, we reduce the book value of such security to its current fair value, recognizing the decline as a realized loss in the income statement. Any future changes in fair value, either increases or decreases, are reflected as changes in unrealized gains (losses) as part of accumulated other comprehensive income.

Realized gains (losses) on securities are computed based on the first-in first-out method and include write-downs on available-for-sale securities considered to have other-than-temporary declines in fair value (excluding non-credit related impairments), as well as holding period valuation changes on derivatives, trading securities, and hybrid instruments (securities with embedded call options, where the call option is a feature of the overall change in the value of the instrument).

Insurance Premiums and Receivables  Insurance premiums written are earned into income on a pro rata basis over the period of risk, based on a daily earnings convention. Accordingly, unearned premiums represent the portion of premiums written that is applicable to the unexpired risk. We provide insurance and related services to individuals and small commercial accounts and offer a variety of payment plans. Generally, premiums are collected prior to providing risk coverage, minimizing our exposure to credit risk. We perform a policy level evaluation to determine the extent to which the premiums receivable balance exceeds the unearned premiums balance. We then age this exposure to establish an allowance for doubtful accounts based on prior experience.

Deferred Acquisition Costs  Deferred acquisition costs include commissions, premium taxes, and other variable underwriting and direct sales costs incurred in connection with writing business. These costs are deferred and amortized over the policy period in which the related premiums are earned. We consider anticipated investment income in determining the recoverability of these costs. Management believes that these costs will be fully recoverable in the near term. We do not defer any advertising costs.

Loss and Loss Adjustment Expense Reserves  Loss reserves represent the estimated liability on claims reported to us, plus reserves for losses incurred but not recorded (IBNR). These estimates are reported net of amounts estimated to be recoverable from salvage and subrogation. Loss adjustment expense reserves represent the estimated expenses required to settle these claims and losses. The methods of making estimates and establishing these reserves are reviewed regularly, and resulting adjustments are reflected in income currently. Such loss and loss adjustment expense reserves are susceptible to change in the near term.

Reinsurance  Our reinsurance transactions primarily include premiums written under state-mandated involuntary plans for commercial vehicles (Commercial Auto Insurance Procedures/Plans – “CAIP”) and premiums ceded to state-provided reinsurance facilities (e.g., Michigan Catastrophic Claims Association and North Carolina Reinsurance Facility) (collectively, “State Plans”) (see Note 7 – Reinsurance for further discussion). We cede 100% of the premiums written in our professional liability insurance businesses as we continue our exit of these markets. Prepaid reinsurance premiums are earned on a pro rata basis over the period of risk, based on a daily earnings convention, which is consistent with premiums written.

Income Taxes  The income tax provision is calculated under the balance sheet approach. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal items giving rise to such differences are investment securities (e.g., net unrealized gains (losses), write-downs, and derivative instruments), loss and loss adjustment expense reserves, unearned premiums reserves, deferred acquisition costs, property and equipment, and non-deductible accruals. We review our deferred tax assets regularly for recoverability. See Note 5 – Income Taxes for further discussion.

Property and Equipment  Property and equipment are recorded at cost, less accumulated depreciation. Depreciation is recognized over the estimated useful lives of the assets using accelerated methods for most computer equipment and the straight-line method for certain computer equipment and all other fixed assets. The useful lives range from 2 to 4 years for computer equipment and laptop computers, 10 to 40 years for buildings and improvements, and 3 to 10 years for all other property and equipment. Land and buildings comprised 76% and 77% of total property and equipment at December 31, 2010 and 2009, respectively.

Property and equipment include capitalized software developed or acquired for internal use. Total interest capitalized for the years ended December 31, was:

(millions)	Capitalized Interest
2010	$1.1
2009	2.6
2008	5.0

Guaranty Fund Assessments  We are subject to state guaranty fund assessments, which provide for the payment of covered claims or other insurance obligations of insurance companies deemed insolvent. These assessments are accrued after a formal determination of insolvency has occurred, and we have written the premiums on which the assessments will be based.

Service Revenues and Expenses  Our service businesses provide insurance-related services. Service revenues generated from processing business for involuntary CAIP plans are earned on a pro rata basis over the term of the related policies. Service expenses related to these CAIP plans include acquisition expenses, which are deferred and amortized over the period in which the related revenues are earned. Other service business revenues and expenses are recorded in the period in which they are earned or incurred.

Stock-Based Compensation  We currently issue time-based and performance-based restricted stock unit awards to key members of management as our form of equity compensation, and time-based restricted stock awards to non-employee directors; prior to 2010, we issued restricted stock awards, instead of restricted stock unit awards, to employees. Collectively, we refer to these awards as “restricted equity awards.” We currently do not issue stock options as a form of equity compensation, although there are vested options still outstanding as of December 31, 2010. Compensation expense for time-based restricted equity awards with graded vesting is recognized over each respective vesting period. For performance-based restricted equity awards, compensation expense is recognized over the respective vesting periods.

We record an estimate for expected forfeitures of restricted equity awards based on our historical forfeiture rates. In addition, we shorten the vesting periods of certain restricted equity awards based on the “qualified retirement” provisions in our incentive compensation plans, under which (among other provisions) the vesting of 50% of outstanding time-based restricted equity awards will accelerate upon retirement if the participant is 55 years of age or older and satisfies certain years-of-service requirements.

The total compensation expense recognized for our stock-based compensation for the years ended December 31 was:

(millions)	2010	2009	2008
Pretax expense	$45.9	$40.3	$34.5
Tax benefit	16.1	14.1	12.1

Earnings Per Share  Basic earnings per share is computed using the weighted average number of common shares outstanding, excluding both the time-based and performance-based unvested restricted stock awards that are subject to forfeiture. Diluted earnings per share include common stock equivalents assumed outstanding during the period. Our common stock equivalents include stock options and time-based restricted stock awards accounted for as equity awards. In periods during which we report a net loss, the calculated diluted earnings per share is antidilutive; therefore, basic earnings per share is reported.

Supplemental Cash Flow Information  Cash includes only bank demand deposits. Non-cash activity includes declared but unpaid dividends. For the years ended December 31, we paid the following:

(millions)	2010	2009	2008
Income taxes, net of refunds	$434.0	$461.7	$258.0
Interest	138.4	144.7	144.7

New Accounting Standard  During 2010, the Financial Accounting Standards Board issued an accounting standard update related to the accounting for the deferral of costs associated with the successful acquisition or renewal of insurance contracts. This standard is intended to help reduce diversity in practice and is effective for fiscal years beginning after December 15, 2011 (January 2012 for calendar-year companies). We are currently analyzing the impact this standard will have on our financial condition, cash flows, and results of operations, and anticipate that we will defer less acquisition costs under this standard.

Reclassifications  Certain amounts in the Consolidated Financial Statements and Notes to Consolidated Financial Statements were reclassified for 2009 in order to conform to current-year presentation requirements.

INVESTMENTS	12 Months Ended
Dec. 31, 2010
INVESTMENTS

2.  INVESTMENTS

The following table presents the composition of our investment portfolio by major security type, consistent with our internal classification of how we manage, monitor, and measure the portfolio:

( $ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2010
Fixed maturities:
U.S. government obligations	$3,203.2	$56.3	$(16.9)	$0	$3,242.6	20.9%
State and local government obligations	1,955.5	43.0	(9.4)	0	1,989.1	12.8
Corporate debt securities	2,579.0	78.1	(13.3)	2.3	2,646.1	17.0
Residential mortgage-backed securities	567.1	17.8	(21.3)	0	563.6	3.6
Commercial mortgage-backed securities	1,772.1	66.9	(6.9)	0	1,832.1	11.8
Other asset-backed securities	1,063.9	12.4	(2.2)	(.1)	1,074.0	6.9
Redeemable preferred stocks	490.0	29.6	(17.1)	0	502.5	3.3
Other debt obligations	0	0	0	0	0	0

Total fixed maturities	11,630.8	304.1	(87.1)	2.2	11,850.0	76.3
Equity securities:
Nonredeemable preferred stocks	601.3	560.2	0	(3.9)	1,157.6	7.5
Common equities	1,021.7	406.5	(3.2)	0	1,425.0	9.2
Short-term investments:
Other short-term investments	1,090.8	0	0	0	1,090.8	7.0

Total portfolio[2,3]	$14,344.6	$1,270.8	$(90.3)	$(1.7)	$15,523.4	100.0%

( $ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2009
Fixed maturities:
U.S. government obligations	$4,939.6	$6.4	$(128.5)	$0	$4,817.5	32.8%
State and local government obligations	1,974.2	55.1	(5.3)	0	2,024.0	13.8
Corporate debt securities	1,244.9	43.4	(6.9)	0	1,281.4	8.7
Residential mortgage-backed securities	592.0	4.3	(79.9)	0	516.4	3.5
Commercial mortgage-backed securities	1,572.0	37.0	(18.9)	0	1,590.1	10.8
Other asset-backed securities	721.9	6.1	(1.8)	0	726.2	4.9
Redeemable preferred stocks	671.3	20.7	(85.3)	0	606.7	4.1
Other debt obligations	1.1	0	0	0	1.1	0

Total fixed maturities	11,717.0	173.0	(326.6)	0	11,563.4	78.6
Equity securities:
Nonredeemable preferred stocks	665.4	597.6	0	(7.2)	1,255.8	8.5
Common equities	598.4	220.1	(2.3)	0	816.2	5.6
Short-term investments:
Other short-term investments	1,078.0	0	0	0	1,078.0	7.3

Total portfolio[2,3]	$14,058.8	$990.7	$(328.9)	$(7.2)	$14,713.4	100.0%

[1]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).

[2]	At December 31, 2010, we had $46.3 million of net unsettled security transactions offset in other assets, compared to $7.7 million offset in other liabilities at December 31, 2009.

[3]

The total fair value of the portfolio includes  $2.2 billion at December 31, 2010 and 2009, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Our fixed-maturity securities include debt securities and redeemable preferred stocks. Common equities include common stocks and other equity-like investments (e.g., private equity investments and limited partnership interests in private equity and mezzanine funds). Other short-term investments include Eurodollar deposits, commercial paper, reverse repurchase transactions, and other investments which are expected to mature within one year. At December 31, 2010 and 2009, we had  $0 and  $0.9 million, respectively, in Treasury Bills issued by the Australian government, included in our other short-term investments.

Included in our fixed-maturity and equity securities are hybrid securities, which are reported at the following fair values at December 31:

(millions)	2010	2009
Fixed maturities:
Corporate debt securities	$176.4	$0
Other asset-backed securities	14.9	0

Total fixed maturities	191.3	0
Equity securities:
Nonredeemable preferred stocks	52.8	66.3

Total hybrid securities	$244.1	$66.3

As permitted under current accounting guidance, we elected to treat the change in valuation of these hybrid securities as a component of realized gains (losses), rather than separate the host contract and the derivative component based on the underlying structure of the instruments. Certain corporate debt securities are accounted for as hybrid securities since they were acquired at a substantial premium and contain a change of control put feature that permits the investor, at its sole option once the change of control is triggered, to put the security back to the issuer at a 1% premium to par. Due to this change of control put option and the substantial market premium paid, there is a potential that the election to put upon the occurrence of a change in control could result in the investment not returning substantially all of the original investment. The hybrid in the asset-backed portfolio was acquired at a deep discount to par due to a failing auction, and contains a put option (derivative feature) that allows the investor to put that security back to the auction at par. If the auction is restored, this embedded derivative has the potential to more than double our initial investment yield. The hybrid securities in our nonredeemable preferred stock portfolio are perpetual preferred stocks that have call features with fixed-rate coupons, whereby the change in value of the call features is a component of the overall change in value of the preferred stocks.

Our securities are reported at fair value, with the changes in fair value of these securities (other than hybrid securities and derivative instruments) reported as a component of accumulated other comprehensive income, net of deferred income taxes. The changes in fair value of the hybrid securities and derivative instruments are recorded as a component of net realized gains (losses) on securities.

At December 31, 2010, bonds and certificates of deposit in the principal amount of  $137.2 million were on deposit to meet state insurance regulatory and/or rating agency requirements. We did not have any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2010 or 2009. At December 31, 2010, we did not have any debt securities that were non-income producing during the preceding 12 months.

Fixed Maturities  The composition of fixed maturities by maturity at December 31, 2010 was:

(millions)	Cost	Fair Value
Less than one year	$1,546.6	$1,562.5
One to five years	7,704.9	7,895.3
Five to ten years	2,317.2	2,329.8
Ten years or greater	60.7	61.0

Total[1]	$11,629.4	$11,848.6

[1]	Excludes $1.4 million of gains on the open credit default swap positions.

Asset-backed securities are classified in the maturity distribution table based upon their projected cash flows. All other securities which do not have a single maturity date are reported at expected average maturity. Contractual maturities may differ from expected maturities because the issuers of the securities may have the right to call or prepay obligations.

Gross Unrealized Losses  As of December 31, 2010, we had  $87.1 million of gross unrealized losses in our fixed-maturity securities and  $3.2 million in our common equities. We currently do not intend to sell the fixed-income securities and determined that it is more likely than not that we will not be required to sell these securities for the period of time necessary to recover their cost bases. In addition, we may retain the common stocks to maintain correlation to the Russell 1000 Index, as long as the portfolio and index correlation remain similar. If our strategy was to change and these securities were determined to be other-than-temporarily impaired, we would recognize a write-down in accordance with our stated policy.

The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total Fair Value	Gross Unrealized Losses	Less than 12 Months		12 Months or Greater
(millions)			Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2010
Fixed maturities:
U.S. government obligations	$495.3	$(16.9)	$495.3	$(16.9)	$0	$0
State and local government obligations	461.9	(9.4)	454.0	(8.7)	7.9	(.7)
Corporate debt securities	589.3	(13.3)	541.3	(11.6)	48.0	(1.7)
Residential mortgage-backed securities	314.1	(21.3)	74.0	(1.0)	240.1	(20.3)
Commercial mortgage-backed securities	332.0	(6.9)	269.7	(3.1)	62.3	(3.8)
Other asset-backed securities	214.8	(2.2)	209.8	(1.1)	5.0	(1.1)
Redeemable preferred stocks	216.7	(17.1)	0	0	216.7	(17.1)

Total fixed maturities	2,624.1	(87.1)	2,044.1	(42.4)	580.0	(44.7)
Equity securities:
Common equities	60.5	(3.2)	57.3	(3.1)	3.2	(.1)

Total portfolio	$2,684.6	$(90.3)	$2,101.4	$(45.5)	$583.2	$(44.8)

	Total Fair Value	Gross Unrealized Losses	Less than 12 Months		12 Months or Greater
(millions)			Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2009
Fixed maturities:
U.S. government obligations	$4,595.3	$(128.5)	$2,408.1	$(6.4)	$2,187.2	$(122.1)
State and local government obligations	448.6	(5.3)	41.3	(.2)	407.3	(5.1)
Corporate debt securities	344.2	(6.9)	264.6	(1.8)	79.6	(5.1)
Residential mortgage-backed securities	367.4	(79.9)	27.9	(2.5)	339.5	(77.4)
Commercial mortgage-backed securities	386.1	(18.9)	32.6	(.9)	353.5	(18.0)
Other asset-backed securities	81.6	(1.8)	71.6	(.3)	10.0	(1.5)
Redeemable preferred stocks	507.5	(85.3)	0	0	507.5	(85.3)

Total fixed maturities	6,730.7	(326.6)	2,846.1	(12.1)	3,884.6	(314.5)
Equity securities:
Common equities	30.7	(2.3)	20.9	(1.7)	9.8	(.6)

Total portfolio	$6,761.4	$(328.9)	$2,867.0	$(13.8)	$3,894.4	$(315.1)

Other-than-Temporary Impairment (OTTI)  The following tables provide rollforwards of the amounts related to credit losses recognized in earnings for the periods ended December 31, 2010 and 2009, for which a portion of the OTTI losses were also recognized in accumulated other comprehensive income at the time the credit impairments were determined and recognized:

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at January 1, 2010	$41.1	$.9	$6.5	$48.5
Credit losses for which an OTTI was previously recognized	3.0	.3	0	3.3
Credit losses for which an OTTI was not previously recognized	2.4	1.0	0	3.4
Change in recoveries of future cash flows expected to be collected[1]	(5.3)	(.4)	0	(5.7)
Reductions for previously recognized credit impairments written down to fair value[2]	(8.9)	(.8)	0	(9.7)

Ending balance at December 31, 2010	$32.3	$1.0	$6.5	$39.8

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at April 1, 2009[3]	$24.2	$0	$6.5	$30.7
Credit losses for which an OTTI was previously recognized	1.4	0	0	1.4
Credit losses for which an OTTI was not previously recognized	15.5	.9	0	16.4
Change in recoveries of future cash flows expected to be collected[1]	0	0	0	0
Reductions for previously recognized credit impairments written down to fair value[2]	0	0	0	0

Ending balance at December 31, 2009	$41.1	$.9	$6.5	$48.5

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.

[2]	Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).

[3]	Reflects the period since adoption of the new accounting standards, which took effect beginning in the second quarter 2009.

Since we determined that it is more likely than not that we will not be required to sell the securities prior to the recovery (which could be maturity) of their respective cost bases, in order to measure the amount of credit losses on the securities that were determined to be other-than-temporarily impaired, we considered a number of factors and inputs related to the individual securities. The methodology and significant inputs used to measure the amount of credit losses in our asset-backed portfolio included: current performance indicators on the underlying assets (e.g., delinquency rates, foreclosure rates, and default rates), credit support (via current levels of subordination), and historical credit ratings. Updated cash flow expectations were also generated by our portfolio managers based upon these performance indicators. In order to determine the amount of credit loss, if any, the net present value of the cash flows expected (i.e., expected recovery value) was calculated using the current book yield for each security, and was compared to its current amortized value. In the event that the net present value was below the amortized value, a credit loss was deemed to exist, and the security was written down.

Net Realized Gains (Losses)  The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2010	2009	2008
Gross realized gains on security sales
Fixed maturities:
U.S. government obligations	$39.8	$103.1	$243.2
State and local government obligations	10.0	35.2	17.3
Corporate and other debt securities	30.9	20.5	5.5
Residential mortgage-backed securities	0	0	0
Commercial mortgage-backed securities	1.0	.8	0
Other asset-backed securities	.8	0	0
Redeemable preferred stocks	8.5	0	0

Total fixed maturities	91.0	159.6	266.0
Equity securities:
Nonredeemable preferred stocks	83.6	32.6	11.6
Common equities	13.8	148.5	320.7

Subtotal gross realized gains on security sales	188.4	340.7	598.3

Gross realized losses on security sales
Fixed maturities:
U.S. government obligations	(12.9)	(2.1)	(.7)
State and local government obligations	0	(7.6)	0
Corporate and other debt securities	(.5)	(.5)	(13.1)
Residential mortgage-backed securities	0	(3.2)	0
Commercial mortgage-backed securities	0	(9.9)	(1.4)
Other asset-backed securities	0	(.7)	(.4)
Redeemable preferred stocks	(5.2)	0	(1.8)

Total fixed maturities	(18.6)	(24.0)	(17.4)
Equity securities:
Nonredeemable preferred stocks	0	(57.3)	(541.8)
Common equities	(7.2)	(40.0)	(179.3)

Subtotal gross realized losses on security sales	(25.8)	(121.3)	(738.5)

Net realized gains (losses) on security sales
Fixed maturities:
U.S. government obligations	26.9	101.0	242.5
State and local government obligations	10.0	27.6	17.3
Corporate and other debt securities	30.4	20.0	(7.6)
Residential mortgage-backed securities	0	(3.2)	0
Commercial mortgage-backed securities	1.0	(9.1)	(1.4)
Other asset-backed securities	.8	(.7)	(.4)
Redeemable preferred stocks	3.3	0	(1.8)

Total fixed maturities	72.4	135.6	248.6
Equity securities:
Nonredeemable preferred stocks	83.6	(24.7)	(530.2)
Common equities	6.6	108.5	141.4

Subtotal net realized gains (losses) on security sales	162.6	219.4	(140.2)

Other-than-temporary impairment losses
Fixed maturities:
Corporate and other debt securities	0	0	(69.0)
Residential mortgage-backed securities	(11.1)	(32.0)	(38.2)
Commercial mortgage-backed securities	(1.9)	(.9)	(.6)
Redeemable preferred stocks	0	(6.1)	(301.0)

Total fixed maturities	(13.0)	(39.0)	(408.8)
Equity securities:
Nonredeemable preferred stocks	0	(158.8)	(941.3)
Common equities	(.5)	(10.3)	(43.0)

Subtotal other-than-temporary impairment losses	(13.5)	(208.1)	(1,393.1)

Net holding period gains (losses)
Hybrid securities	5.5	14.5	(73.6)
Derivative instruments	(58.5)	1.3	161.8

Subtotal net holding period gains (losses)	(53.0)	15.8	88.2

Total net realized gains (losses) on securities	$96.1	$27.1	$(1,445.1)

Gross realized gains and losses were the result of traditional investment sales transactions in our fixed-income portfolio, affected by movements in credit spreads and interest rates, rebalancing of our equity-indexed portfolio, tax management, and holding period valuation changes on hybrids and derivatives. Also included are write-downs for securities determined to be other-than-temporarily impaired in our fixed-maturity and/or equity portfolios.

Net Investment Income  The components of net investment income for the years ended December 31, were:

(millions)	2010	2009	2008
Fixed maturities:
U.S. government obligations	$80.8	$79.6	$54.1
State and local government obligations	65.4	91.9	126.5
Corporate debt securities	84.3	48.2	53.4
Residential mortgage-backed securities	21.7	33.4	47.1
Commercial mortgage-backed securities	99.1	90.7	102.1
Other asset-backed securities	21.8	9.7	6.9
Redeemable preferred stocks	45.5	47.5	47.0
Other debt obligations	0	.3	1.3

Total fixed maturities	418.6	401.3	438.4
Equity securities:
Nonredeemable preferred stocks	70.6	89.7	144.5
Common equities	27.3	13.3	38.9
Short-term investments:
Auction-rate municipal obligations	0	0	1.4
Other short-term investments	3.6	2.7	14.5

Investment income	520.1	507.0	637.7
Investment expenses	(11.9)	(11.1)	(8.8)

Net investment income	$508.2	$495.9	$628.9

Trading Securities  At December 31, 2010 and 2009, we did not hold any trading securities and we did not have any net realized gains (losses) on trading securities for the years ended December 31, 2010, 2009, and 2008.

Derivative Instruments  We have invested in the following derivative exposures at various times: interest rate swaps, asset-backed credit default swaps, U.S. corporate debt credit default swaps, cash flow hedges, and equity options.

For all derivative positions discussed below, realized holding period gains and losses are netted with any upfront cash that may be exchanged under the contract to determine if the net position should be classified either as an asset or liability. To be reported as a component of the available-for-sale portfolio, the inception-to-date realized gain on the derivative position at period end would have to exceed any upfront cash received (net derivative asset). On the other hand, a net derivative liability would include any inception-to-date realized loss plus the amount of upfront cash received (or netted, if upfront cash was paid) and would be reported as a component of other liabilities. These net derivative assets/liabilities are not separately disclosed on the balance sheet due to their immaterial effect on our financial condition, cash flows, and results of operations.

The following table shows the status of our derivative instruments at December 31, 2010 and 2009, and for the years ended December 31, 2010, 2009, and 2008; amounts are on a pretax basis:

(millions)					Balance Sheet			Income Statement
	Notional Value[1]					Fair Value		Net Realized Gains (Losses) on Securities
	December 31,					December 31,		Years ended December 31,
Derivatives designated as:	2010	2009	2008	Purpose	Classification	2010	2009	2010	2009	2008
Hedging instruments
Closed:
Foreign currency cash flow hedge[2]	$0	$8	$8	Forecasted transaction	Accumulated other comprehensive income	$0	$0	$0	$0	$0

Ineffective cash flow hedge[3]	223	0	0	Manage interest rate risk	NA	0	0	5.8	0	0

Non-hedging instruments
Assets:
Interest rate swaps	0	713	1,800	Manage portfolio duration	Investments - fixed maturities	0	.1	0	.1	104.3

Corporate credit default swaps	35	0	0	Manage credit risk	Investments - fixed maturities	1.3	0	2.5	0	0

Liabilities:
Interest rate swaps	713	0	0	Manage portfolio duration	Other liabilities	(41.7)	0	(66.6)	0	0

Corporate credit default swaps	0	25	25	Manage credit risk	Other liabilities	0	(.8)	0	(.6)	(.7)

Closed:
Interest rate swaps	0	4,186	1,550	Manage portfolio duration	NA	0	0	0	10.4	57.1

Corporate credit default swaps	25	7	545	Manage credit risk	NA	0	0	(.2)	(.4)	20.8

Asset-backed credit default swaps	0	0	140	General portfolio investing	NA	0	0	0	0	(19.7)

Equity options[4] (177,190 contracts)	NA	NA	NA	Manage price risk	NA	0	0	0	(9.1)	0

Foreign currency trade[2]	0	8	0	Manage currency risk	NA	0	0	0	.9	0

Total	NA	NA	NA			$(40.4)	$(.7)	$(58.5)	$1.3	$161.8

[1]	The amounts represent the value held at year-end for open positions and the maximum amount held during the year for closed positions.

[2]	During the fourth quarter 2009, we reclassified our cash flow hedge and closed the position; see Cash Flow Hedges below for further discussion.

[3]

During the third quarter 2010, we reclassified to net realized gains (losses) on securities the portion of the unrealized gain on forecasted transactions that was related to the  $222.9 million of our Debentures that were extinguished pursuant to our Tender Offer (see Cash Flow Hedges below for further discussion).

[4]	Each contract is equivalent to 100 shares of common stock of the issuer; we had no option activity in 2010 or 2008.

NA = Not Applicable

CASH FLOW HEDGES

We had no cash flow hedges open during 2010. During the third quarter 2010, we finalized our tender offer for, and purchased  $222.9 million principal amount of, our 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 that were issued in 2007 (see Note 4 – Debt for further discussion). We reclassified  $5.8 million (pretax) from accumulated other comprehensive income on the balance sheet to net realized gains (losses) on securities on the income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the Debentures that were extinguished pursuant to the tender offer. In anticipation of issuing the Debentures in 2007, we entered into a forecasted debt issuance hedge against a possible rise in interest rates. Upon issuance of the Debentures, the hedge was closed, and we recognized a pretax gain of  $34.4 million, which was recorded as part of accumulated other comprehensive income. The  $34.4 million gain, less the  $5.8 million reclassification mentioned above, was deferred and is being recognized as an adjustment to interest expense over the 10-year fixed interest rate term of the Debentures. During 2010, 2009, and 2008, we recognized  $2.7 million,  $2.8 million, and  $2.6 million, respectively, as an adjustment to interest expense.

In the fourth quarter 2009, we realized a foreign currency trade gain of  $0.9 million, reflecting the previously deferred gain on our foreign currency cash flow hedge, which was opened during 2008 and closed in the second quarter 2009.

INTEREST RATE SWAPS

During the years ended December 31, 2010, 2009, and 2008, we invested in interest rate swap positions primarily to manage the fixed-income portfolio duration. During the year ended December 31, 2010, we held a 9-year interest rate swap position where we are paying a fixed rate and receiving a variable rate that was opened during the fourth quarter 2009. The swap has generated a realized loss during 2010, as interest rates have fallen since the inception of this position. As of December 31, 2010 and 2009, we delivered  $52.2 million and  $0, respectively, in cash collateral to the counterparty on this position. As of December 31, 2008, we had received  $79.6 million in cash collateral from the counterparties on our then open interest rate swap positions, which amounts were invested in short-term securities.

CORPORATE CREDIT DEFAULT SWAPS

During the years ended December 31, 2010, 2009, and 2008, we held a position, which was opened during the third quarter 2008, on one corporate issuer within the financial services sector where we bought credit default protection in the form of a credit default swap for a 5-year time horizon. We hold this protection to reduce our exposure to additional valuation declines on a preferred stock position of the same issuer. As of December 31, 2010, we received  $0.5 million in cash collateral from the counterparty on this corporate credit default swap position. As of December 31, 2009 and 2008, we delivered  $0.6 million and  $0, respectively, in cash collateral to the counterparty on this corporate credit default swap position.

During the second quarter 2010, we sold credit protection in the form of a corporate credit default swap on one issuer in the automotive sector for a 5-year time horizon. We acquired an equal par value amount of U.S. Treasury Notes with a similar maturity to cover the credit default swap’s notional exposure. As of December 31, 2010, we received  $1.1 million in cash collateral from the counterparty on this position.

During the second quarter 2010, we opened two positions on one corporate issuer within the industrial sector for which we bought credit default protection in the form of credit default swaps for 2-year and 4-year time horizons. We closed both positions prior to the start of the fourth quarter 2010. We paid  $0.2 million in upfront cash when we entered into the 4-year exposure position. We held this protection to reduce our exposure to additional valuation declines on a corporate position of the same issuer due to potential future credit impairment. We also held a position during the second quarter 2009, for which we bought credit default protection in the form of credit default swaps for a 2-year time horizon on one corporate issuer within the industrial sector. We paid  $0.6 million in upfront cash when we entered this position; the position was closed during the third quarter 2009.

During the fourth quarter 2008, we closed positions where we bought credit default protection in the form of credit default swaps for 3-year and 5-year time horizons on debt issuances of nine different corporate issuers within the financial services sector that we opened during the third quarter 2008. We originally purchased the protection to reduce our overall financial sector exposure given the heightened risk in the financial markets at the time and our exposure to financial firms.

EQUITY OPTIONS

We held no equity option positions during the year ended December 31, 2010. During the year ended December 31, 2009, we opened and closed positions where we simultaneously sold and purchased a substantially equivalent amount of call and put options, respectively, on Citigroup common stock, which related to our preferred stock holding. The purpose of this transaction was to effect a forward sale of a portion of the common stock we expected to receive from Citigroup resulting from the conversion of our preferred stock holding into common stock pursuant to Citigroup’s exchange that occurred during the third quarter 2009. This was achieved through matching the strike price and term of the option contracts and was meant to offset the downside price risk of the common stock during the time period pending the exchange. All of the common stock we received from the preferred stock conversion was sold by the end of the third quarter 2009. We had no equity option positions during the year ended December 31, 2008.

ASSET-BACKED CREDIT DEFAULT SWAPS

We held no asset-backed credit default swap positions during the years ended December 31, 2010 and 2009. During the fourth quarter 2008, we closed a position for which we sold credit protection in the form of a credit default swap comprised of a basket of 20 asset-backed bonds supported by sub-prime mortgage loans. We covered the credit default swap’s notional exposure by acquiring U.S. Treasury Notes of equal maturity and principal amount and reducing our overall exposure with any upfront cash received.

FAIR VALUE	12 Months Ended
Dec. 31, 2010
FAIR VALUE

3.  FAIR VALUE

We have categorized our financial instruments, based on the degree of subjectivity inherent in the method by which they are valued, into a fair value hierarchy of three levels, as follows:

•	Level 1: Inputs are unadjusted, quoted prices in active markets for identical instruments at the measurement date (e.g., U.S. government obligations and active exchange-traded equity securities).
•

Level 2:  Inputs (other than quoted prices included within Level 1) that are observable for the instrument either directly or indirectly (e.g., certain corporate and municipal bonds and certain preferred stocks). This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments, and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•

Level 3:  Inputs that are unobservable. Unobservable inputs reflect our subjective evaluation about the assumptions market participants would use in pricing the financial instrument (e.g., certain structured securities and privately held investments).

Pursuant to generally accepted accounting principles, which require us to evaluate whether a market is distressed or inactive in determining the fair value for our portfolio, we review certain market level inputs to evaluate whether sufficient activity, volume, and new issuances existed to create an active market. Based on this evaluation, we concluded that there was sufficient activity related to the sectors and securities for which we obtained valuations.

The composition of the investment portfolio by major security type was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2010
Fixed maturities:
U.S. government obligations	$3,242.6	$0	$0	$3,242.6	$3,203.2
State and local government obligations	0	1,989.1	0	1,989.1	1,955.5
Corporate debt securities	0	2,616.6	29.5	2,646.1	2,579.0
Other debt obligations	0	0	0	0	0

Subtotal	3,242.6	4,605.7	29.5	7,877.8	7,737.7

Asset-backed securities:
Residential mortgage-backed	0	466.9	96.7	563.6	567.1
Commercial mortgage-backed	0	1,804.6	27.5	1,832.1	1,772.1
Other asset-backed	0	1,069.0	5.0	1,074.0	1,063.9

Subtotal asset-backed securities	0	3,340.5	129.2	3,469.7	3,403.1

Redeemable preferred stocks:
Financials	23.4	172.4	0	195.8	183.8
Utilities	0	71.4	0	71.4	70.2
Industrials	0	235.3	0	235.3	236.0

Subtotal redeemable preferred stocks	23.4	479.1	0	502.5	490.0

Total fixed maturities	3,266.0	8,425.3	158.7	11,850.0	11,630.8

Equity securities:
Nonredeemable preferred stocks:
Financials	490.2	565.1	0	1,055.3	514.3
Utilities	0	67.9	0	67.9	50.8
Industrials	0	34.4	0	34.4	36.2

Subtotal nonredeemable preferred stocks	490.2	667.4	0	1,157.6	601.3

Common equities:
Common stocks[1]	1,413.2	0	0	1,413.2	1,017.6
Other equity-like investments	0	0	11.8	11.8	4.1

Subtotal common equities	1,413.2	0	11.8	1,425.0	1,021.7

Total fixed maturities and equity securities	$5,169.4	$9,092.7	$170.5	14,432.6	13,253.8

Short-term investments:
Other short-term investments[2]				1,090.8	1,090.8

Total portfolio				$15,523.4	$14,344.6

Debt[3]				$2,105.7	$1,958.2

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2009
Fixed maturities:
U.S. government obligations	$4,817.5	$0	$0	$4,817.5	$4,939.6
State and local government obligations	0	2,024.0	0	2,024.0	1,974.2
Corporate debt securities	0	1,253.2	28.2	1,281.4	1,244.9
Other debt obligations	0	0	1.1	1.1	1.1

Subtotal	4,817.5	3,277.2	29.3	8,124.0	8,159.8

Asset-backed securities:
Residential mortgage-backed	0	470.3	46.1	516.4	592.0
Commercial mortgage-backed	0	1,568.5	21.6	1,590.1	1,572.0
Other asset-backed	0	718.4	7.8	726.2	721.9

Subtotal asset-backed securities	0	2,757.2	75.5	2,832.7	2,885.9

Redeemable preferred stocks:
Financials	17.8	231.9	0	249.7	277.2
Utilities	0	66.9	0	66.9	69.4
Industrials	0	237.0	53.1	290.1	324.7

Subtotal redeemable preferred stocks	17.8	535.8	53.1	606.7	671.3

Total fixed maturities	4,835.3	6,570.2	157.9	11,563.4	11,717.0

Equity securities:
Nonredeemable preferred stocks:
Financials	604.2	534.2	0	1,138.4	561.6
Utilities	0	65.8	0	65.8	50.8
Industrials	0	51.6	0	51.6	53.0

Subtotal nonredeemable preferred stocks	604.2	651.6	0	1,255.8	665.4

Common equities:
Common stocks[1]	803.3	0	0	803.3	593.2
Other equity-like investments	0	0	12.9	12.9	5.2

Subtotal common equities	803.3	0	12.9	816.2	598.4

Total fixed maturities and equity securities	$6,242.8	$7,221.8	$170.8	13,635.4	12,980.8

Short-term investments:
Other short-term investments[2]				1,078.0	1,078.0

Total portfolio				$14,713.4	$14,058.8

Debt[3]				$2,154.2	$2,177.2

[1]	Common stocks are managed externally to track the Russell 1000 Index. Therefore, a break-out by major sector type is not provided.

[2]	Due to the underlying nature of these securities, cost approximates fair value.

[3]	Debt is not subject to measurement at fair value in the Consolidated Balance Sheets. Therefore, it is not broken out by hierarchy level; fair values are obtained from external sources.

Our portfolio valuations classified as either Level 1 or Level 2 in the above tables are priced exclusively by external sources, including: pricing vendors, dealers/market makers, and exchange-quoted prices. We did not have any transfers between Level 1 and Level 2 for the periods presented.

With limited exceptions, our Level 3 securities are also priced externally; however, due to several factors (e.g., nature of the securities, level of activity, and lack of similar securities trading to obtain observable market level inputs), these valuations are more subjective in nature. Certain private equity investments and fixed-income investments included in the Level 3 category are valued using external pricing supplemented by internal review and analysis.

At December 31, 2010, vendor-quoted prices represented approximately 63% of our Level 1 classifications, compared to 77% at December 31, 2009. The securities quoted by vendors in Level 1 represent holdings in our U.S. Treasury Notes, which are frequently traded and the quotes are considered similar to exchange trade quotes. The balance of our Level 1 pricing comes from quotes obtained directly from trades made on an active exchange.

At December 31, 2010, vendor-quoted prices comprised 94% of our Level 2 classifications, compared to 92% at December 31, 2009. We reviewed independent documentation detailing the pricing techniques and methodologies used by these pricing vendors and believe that their policies adequately consider market activity, either based on specific transactions for the issue valued or based on modeling of securities with similar credit quality, duration, yield, and structure that were recently transacted. We continue to monitor any changes or modifications to their processes. We reviewed each sector for transaction volumes and determined that sufficient activity and liquidity existed to provide a credible source for market level valuations, despite being below historical averages, for all periods presented.

Broker/dealer-quoted prices represented the balance of our Level 2 classifications. In these instances, we typically use broker/dealers because the security we hold is not widely held or frequently traded and thus is not serviced by the pricing vendors. We reviewed independent documentation detailing the pricing techniques and methodologies used by these broker/dealers and determined that they used similar pricing techniques as the external vendor pricing sources discussed above. The broker/dealers have back office pricing desks, separate from the day-to-day traders that buy and sell the securities. This process creates uniformity in pricing when they quote externally to their various customers. The broker/dealer valuations are most often quoted in terms of spreads to various indices, and the spreads are based off of recent transactions adjusted for movements since the last trade or based off of similar securities currently trading in the market. These quotes are not considered binding offers to transact. From time to time, we will obtain more than one broker/dealer quote for a security, and we will also obtain a broker/dealer quote for those securities priced by vendors as further evaluation of market price. We believe these additional steps help to ensure that we are reporting the most representative price and validates our pricing methodology.

To the extent the inputs used by external pricers are determined to not contain sufficient observable market information, we will reclassify the affected security valuations to Level 3. At December 31, 2010 and 2009, securities in our fixed-maturity portfolio listed as Level 3 were comprised substantially of securities that were either: (i) private placement deals, (ii) thinly held and/or traded securities, or (iii) non-investment-grade securities with little liquidity. Based on these factors, it was difficult to independently verify observable market inputs that were used to generate the external valuations we received. At December 31, 2010 and 2009, we had one private common equity security with a value of  $10.2 million that was priced internally. Additionally, at December 31, 2010, we had two fixed-maturity securities with an aggregate value of  $0.5 million that were priced internally, compared to one fixed-maturity security with a value of  $0.3 million at December 31, 2009.

During each valuation period, we create internal estimations of portfolio valuation (performance returns), based on current market-related activity (i.e., interest rate and credit spread movements and other credit-related factors) within each major sector of our portfolio. We compare our internally generated portfolio results with those generated based on quotes we received externally and research material valuation differences.

Based on the criteria described above, we believe that the current level classifications are appropriate based on the valuation techniques used and that our fair values accurately reflect current market assumptions in the aggregate.

The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2010 and 2009:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2009	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss	Change in Valuation	Net Transfers In (Out)[1]	Fair value at Dec. 31, 2010
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$46.1	$(20.9)	$55.6	$0	$0	$4.8	$11.1	$96.7
Commercial mortgage-backed	21.6	0	0	0	0	5.4	.5	27.5
Other asset-backed	7.8	(2.6)	0	0	0	(.2)	0	5.0

Total asset-backed securities	75.5	(23.5)	55.6	0	0	10.0	11.6	129.2
Corporate debt securities	28.2	0	0	0	0	1.3	0	29.5
Other debt obligations	1.1	0	0	0	0	(1.1)	0	0
Redeemable preferred stocks:
Industrials	53.1	0	0	0	0	0	(53.1)	0

Total fixed maturities	157.9	(23.5)	55.6	0	0	10.2	(41.5)	158.7

Equity securities:
Nonredeemable preferred stocks:
Industrials	0	0	0	0	0	0	0	0
Common equities:
Other equity-like investments	12.9	(2.1)	0	(.3)	.3	1.0	0	11.8

Total Level 3 securities	$170.8	$(25.6)	$55.6	$(.3)	$.3	$11.2	$(41.5)	$170.5

[1]

The net  $(41.5) million of transfers out of Level 3 included: a  $12.1 million transfer into Level 3 and subsequently transferred out of Level 3 at  $(15.1) million due to sufficient trade volume, a  $(53.1) million transfer out of Level 3 due to the availability of vendor pricing on a redeemable preferred stock, and  $14.6 million of transfers into Level 3 due to the lack of trade volume.

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2008	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss	Change in Valuation	Net Transfers In (Out)[1]	Fair value at Dec. 31, 2009
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$.3	$(3.9)	$49.4	$0	$0	$.3	$0	$46.1
Commercial mortgage-backed	26.4	(.8)	0	(23.3)	6.3	20.2	(7.2)	21.6
Other asset-backed	11.0	(3.5)	11.0	0	0	.3	(11.0)	7.8

Total asset-backed securities	37.7	(8.2)	60.4	(23.3)	6.3	20.8	(18.2)	75.5
Corporate debt securities	24.2	0	0	0	0	4.0	0	28.2
Other debt obligations	3.0	0	0	(1.1)	(1.8)	1.0	0	1.1
Redeemable preferred stocks:
Industrials	44.7	0	0	0	0	8.4	0	53.1

Total fixed maturities	109.6	(8.2)	60.4	(24.4)	4.5	34.2	(18.2)	157.9

Equity securities:
Nonredeemable preferred stocks:
Industrials	112.3	(15.2)	0	(99.8)	(.6)	3.3	0	0
Common equities:
Other equity-like investments	13.5	(.1)	0	0	0	(.5)	0	12.9

Total Level 3 securities	$235.4	$(23.5)	$60.4	$(124.2)	$3.9	$37.0	$(18.2)	$170.8

[1]

Of the  $(18.2) million of transfers out of Level 3,  $(11.0) million was due to a privately placed other asset-backed security that was priced internally at acquisition. The security was transferred into the Level 2 category once pricing was provided by a vendor. The remaining  $(7.2) million transferred out of Level 3 and placed into the Level 2 category reflects changes in the inputs used to measure fair value during the period.

DEBT	12 Months Ended
Dec. 31, 2010
DEBT

4.  DEBT

Debt at December 31 consisted of:

	2010		2009
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
6.375% Senior Notes due 2012 (issued: $350.0, December 2001)	$349.6	$369.3	$349.2	$375.1
7% Notes due 2013 (issued: $150.0, October 1993)	149.6	165.0	149.5	166.9
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	294.8	329.9	294.7	317.9
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	394.2	433.3	394.1	409.4
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (issued: $1,000.0, June 2007; outstanding: $777.1)	770.0	808.2	989.7	884.9

Total	$1,958.2	$2,105.7	$2,177.2	$2,154.2

All of the outstanding debt was issued by The Progressive Corporation. Debt includes amounts we have borrowed and contributed to the capital of our insurance subsidiaries or used, or have available for use, for other business purposes. Fair values are obtained from external sources. There are no restrictive financial covenants or credit rating triggers on our debt.

Interest on all debt is payable semiannually at the stated rates. However, the 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (the “Debentures”) will only bear interest at this fixed annual rate through, but excluding, June 15, 2017. Thereafter, the Debentures will bear interest at an annual rate equal to the three-month LIBOR plus 2.0175%, and the interest will be payable quarterly. In addition, subject to certain conditions, we have the right to defer the payment of interest on the Debentures for one or more periods not exceeding ten consecutive years each. During any such deferral period, among other conditions, interest would continue to accrue, including interest on the deferred interest, and we generally would not be able to declare or pay any dividends on, or repurchase any of, our common shares.

Except for the Debentures, all principal is due at the maturity stated in the table above. The Debentures will become due on June 15, 2037, the scheduled maturity date, but only to the extent that we have received sufficient net proceeds from the sale of certain qualifying capital securities. We must use our commercially reasonable efforts, subject to certain market disruption events, to sell enough qualifying capital securities to permit repayment of the Debentures in full on the scheduled maturity date or, if sufficient proceeds are not realized from the sale of such qualifying capital securities by such date, on each interest payment date thereafter. Any remaining outstanding principal will be due on June 15, 2067, the final maturity date.

The 7% Notes are noncallable. The 6.375% Senior Notes, the 6 5/8% Senior Notes, and the 6.25% Senior Notes (collectively, “Senior Notes”) may be redeemed in whole or in part at any time, at our option, subject to a “make-whole” provision. The Debentures may be redeemed, in whole or in part, at any time: (a) prior to June 15, 2017, at a redemption price equal to the greater of (i) 100% of the principal amount of the Debentures being redeemed, or (ii) a “make-whole” amount, in each case plus any accrued and unpaid interest; or (b) on or after June 15, 2017, at a redemption price equal to 100% of the principal amount of the Debentures being redeemed, plus any accrued and unpaid interest.

In June 2010, we commenced an offer to purchase for cash (the “Tender Offer”) up to  $350 million in aggregate principal amount of our Debentures. The Tender Offer expired on July 8, 2010. We received valid tenders from holders of the Debentures in the aggregate principal amount of  $222.9 million. All of the tendering holders validly tendered by the early tender date of June 23, 2010 and received consideration of  $950 per  $1,000 principal amount of the Debentures accepted for purchase, which included an early tender payment of  $50 per  $1,000 principal amount of Debentures accepted. We recognized a net gain on the debt extinguishment of  $6.4 million, after deducting expenses and fees associated with the Tender Offer and related Consent Solicitation discussed below.

As a condition of the Tender Offer, we solicited consents (the “Consent Solicitation”) from the holders of our 6.25% Senior Notes to terminate the Replacement Capital Covenant (the “RCC”) relating to the 6.25% Senior Notes. The RCC was originally entered into by Progressive in June 2007 for the benefit of the holders of the 6.25% Senior Notes in connection with the issuance of the Debentures. Under the RCC, we agreed that we would not repay, redeem, defease, or purchase all or any part of the Debentures before June 15, 2047, unless Progressive was to obtain a specified portion of the funds used in the transaction through the sale of its common shares or certain other equity or equity-like securities. The RCC was terminated on June 23, 2010, the expiration date of the Consent Solicitation, at which time we had received the consent of holders of a majority of the outstanding aggregate principal amount of the 6.25% Senior Notes. Those holders who validly delivered their consent by the expiration date received a consent fee of  $5.00 for each  $1,000 principal amount of their 6.25% Senior Notes.

Prior to issuance of the Senior Notes and Debentures, we entered into forecasted debt issuance hedges against possible rises in interest rates. Upon issuance of the applicable debt securities, the hedges were closed. At that time, we recognized, as part of accumulated other comprehensive income, unrealized gains (losses), on a pretax basis, of:

(millions)	Original Unrealized Gain (Loss)	Unamortized Balance at December 31, 2010
6.375% Senior Notes	$18.4	$2.6
6 5/8% Senior Notes	(4.2)	(3.7)
6.25% Senior Notes	5.1	4.5
Debentures	34.4	19.2

The gains (losses) on these hedges are deferred and are being recognized as adjustments to interest expense over the life of the related debt issuances for the Senior Notes, and over the 10-year fixed interest rate term for the Debentures. In July 2010, we reclassified  $5.8 million (pretax) from accumulated other comprehensive income on the balance sheet to net realized gains (losses) on securities on the income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the Debentures that were extinguished pursuant to the Tender Offer.

On December 31, 2010, we entered into an amendment to the 364-Day Secured Liquidity Credit Facility Agreement (“Credit Facility Agreement”) with PNC Bank, National Association (PNC), successor to National City Bank, which extended the expiration date of our outstanding credit facility agreement until December 31, 2011, unless earlier terminated pursuant to the terms of the agreement. Under this agreement, we may borrow up to  $125 million, which may be increased to  $150 million at our request but subject to PNC’s discretion. The purpose of the credit facility is to provide liquidity in the event of disruptions in our cash management operations, such as disruptions in the financial markets or related facilities that affect our ability to transfer or receive funds. We may borrow funds, on a revolving basis, either in the form of Eurodollar Loans or Base Rate Loans. Eurodollar Loans will bear interest at one-, two-, three-, or six-month LIBOR (as selected by us) plus 50 basis points for the selected period. Base Rate Loans will bear daily interest at the greater of (a) PNC’s prime rate for such day, (b) the federal funds effective rate for such day plus 1/2% per annum, or (c) one-month LIBOR plus 2% per annum. Any borrowings under this agreement will be secured by a lien on certain marketable securities held in our investment portfolio. Facility fees of  $62,500 in 2010 and  $12,500 in 2009 were paid as consideration for this revolving agreement. In addition, in January 2009, we deposited  $125 million into an FDIC-insured deposit account (as part of the FDIC Temporary Liquidity Guarantee program) at PNC to provide us with additional cash availability in the event of such a disruption to our cash management operations; as of January 1, 2010, this deposit is no longer covered by FDIC insurance, and the deposit has been converted to an interest-bearing account. Our access to these funds is unrestricted. However, if we withdraw funds from this account for any reason other than in connection with a disruption in our cash management operations, the availability of borrowings under the PNC credit facility will be reduced on a dollar-for-dollar basis until such time as we replenish the funds to the deposit account. There are no rating triggers under the credit agreement. We had no borrowings under this arrangement in 2010 or 2009.

Aggregate principal payments on debt outstanding at December 31, 2010, are:

(millions) Year	Payments
2011	$0
2012	350.0
2013	150.0
2014	0
2015	0
Thereafter	1,477.1

Total	$1,977.1

INCOME TAXES	12 Months Ended
Dec. 31, 2010
INCOME TAXES

5.  INCOME TAXES

The components of our income tax provision (benefit) were as follows:

(millions)	2010	2009	2008
Current tax provision	$433.9	$491.0	$255.4
Deferred tax expense (benefit)	63.0	8.4	(407.7)

Total income tax provision (benefit)	$496.9	$499.4	$(152.3)

The provision (benefit) for income taxes in the accompanying consolidated statements of income differed from the statutory rate as follows:

( $ in millions)	2010		2009		2008
Income (loss) before income taxes	$1,565.2		$1,556.9		$(222.3)

Tax at statutory rate	$547.8	35%	$544.9	35%	$(77.8)	35%
Tax effect of:
Exempt interest income	(19.4)	(1)	(26.7)	(2)	(38.7)	17
Dividends received deduction	(17.2)	(1)	(17.9)	(1)	(35.0)	16
Tax-deductible dividends	(13.0)	(1)	0	0	0	0
Other items, net	(1.3)	0	(.9)	0	(.8)	0

Total income tax provision (benefit)	$496.9	32%	$499.4	32%	$(152.3)	68%

Deferred income taxes reflect the effect for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. At December 31, 2010 and 2009, the components of the net deferred tax asset were as follows:

(millions)	2010	2009
Deferred tax assets:
Unearned premiums reserve	$302.3	$290.5
Investment basis differences	286.3	345.4
Non-deductible accruals	158.9	158.5
Loss and loss adjustment expense reserves	120.4	118.9
Other	5.0	1.4
Deferred tax liabilities:
Net unrealized gains on securities	(413.2)	(231.6)
Hedges on forecasted transactions	(7.9)	(11.6)
Deferred acquisition costs	(146.0)	(140.8)
Property and equipment	(105.4)	(97.9)
Prepaid expenses	(12.6)	(8.8)
Deferred gain on extinguishment of debt	(5.8)	0
Other	(3.8)	(4.0)

Net deferred tax asset	178.2	420.0
Net income taxes recoverable (payable)	10.8	(3.3)

Income taxes	$189.0	$416.7

The decrease in our net deferred tax asset during the year is primarily due to the net unrealized gains that occurred in the investment portfolio and sales of securities for which we had previously recorded other-than-temporary impairments. Although realization of the deferred tax asset is not assured, management believes that it is more likely than not that the deferred tax asset will be realized based on our expectation that we will be able to fully utilize the deductions that are ultimately recognized for tax purposes.

We have been a participant in the Compliance Assurance Program (CAP) since 2007. Under CAP, the IRS begins its examination process for the tax year before the tax return is filed, by examining significant transactions and events as they occur. The goal of the CAP program is to expedite the exam process and to reduce the level of uncertainty regarding a taxpayer’s tax filing positions.

For the 2008 and 2009 tax years, the IRS has completed its examination and we have received partial acceptance letters for both years. One issue remains open for both years, relating to partial worthlessness deductions on certain debt instruments; we expect this issue to be resolved in 2011.

All federal income tax years prior to 2007 are closed. The IRS exam for 2007 has been completed and we consider this year to be effectively settled, although technically the statute of limitations remains open until three years from the return filing date.

We recognize interest and penalties, if any, related to unrecognized tax benefits as a component of income tax expense. We have not recorded any unrecognized tax benefits, or any related interest and penalties, as of December 31, 2010 and 2009. The 2009 tax provision includes an interest benefit (net of tax) of  $0.3 million related to the settlement of the 2004-2007 IRS exams.

LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES	12 Months Ended
Dec. 31, 2010
LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES

6.  LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES

Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2010	2009	2008
Balance at January 1	$6,653.0	$6,177.4	$5,942.7
Less reinsurance recoverables on unpaid losses	529.4	244.5	287.5

Net balance at January 1	6,123.6	5,932.9	5,655.2

Incurred related to:
Current year	10,451.7	10,040.9	9,981.8
Prior years	(320.4)	(136.0)	33.2

Total incurred	10,131.3	9,904.9	10,015.0

Paid related to:
Current year	6,841.0	6,542.2	6,700.4
Prior years	3,047.0	3,172.0	3,036.9

Total paid	9,888.0	9,714.2	9,737.3

Net balance at December 31	6,366.9	6,123.6	5,932.9
Plus reinsurance recoverables on unpaid losses	704.1	529.4	244.5

Balance at December 31	$7,071.0	$6,653.0	$6,177.4

As reflected in the table above, we experienced favorable reserve development in both 2010 and 2009, compared to total unfavorable development in 2008. Approximately 70% of the favorable development in 2010 was attributable to accident year 2009, while the balance was mostly due to claims from accident years 2007 and 2006. The favorable development in 2009 was primarily due to favorable development for accident year 2008 and accident years 2006 and prior. For 2008, the unfavorable development was heavily weighted towards claims from the 2006 accident year with favorable development for periods older than that.

In 2010, approximately 70% of the favorable reserve development was attributable to our Personal Lines business, with the balance in our Commercial Auto business. Our Agency and Direct channels contributed almost equal amounts of favorable development in our Personal Lines business. The development partially reflected favorable settlement of larger losses in both personal auto and Commercial Auto. During 2010, the reserves for our defense cost and containment expenses also developed favorably for accident year 2009, primarily reflecting fewer claims being litigated and a greater percentage of those cases being handled by our in-house counsel. Our incurred but not recorded reserves also developed favorably during the year due to lower severity and frequency of late emerging claims.

In 2009, approximately 90% of the favorable reserve development was attributable to our personal auto and Commercial Auto products, with each contributing nearly equal amounts; the balance was in our special lines products. The favorable development we experienced in our total Personal Lines business in 2009 was primarily related to lower than expected defense and cost containment costs, while the favorable development in our Commercial Auto business was primarily due to favorable settlements on larger losses.

The total prior year unfavorable reserve development in 2008 principally arose in our Commercial Auto business, while our Personal Lines business, in aggregate, experienced very little development, despite two states experiencing significant unfavorable development in our personal injury protection claims. The majority of the development in 2008 was driven by an increase in the number of late reported Commercial Auto claims, as well as an increase in the estimated severity on those claims, in both the business auto and truck markets.

Because we are primarily an insurer of motor vehicles, we have limited exposure to environmental, asbestos, and general liability claims. We have established reserves for such exposures, in amounts that we believe to be adequate based on information currently known. These claims are not expected to have a material effect on our liquidity, financial condition, cash flows, or results of operations.

We write personal and commercial auto insurance in the coastal states, which could be exposed to hurricanes or other natural catastrophes. Although the occurrence of a major catastrophe could have a significant effect on our monthly or quarterly results, we believe that, based on historical performance, such an event would not be so material as to disrupt the overall normal operations of Progressive. We are unable to predict the frequency or severity of any such events that may occur in the near term or thereafter.

REINSURANCE	12 Months Ended
Dec. 31, 2010
REINSURANCE

7.  REINSURANCE

The effect of reinsurance on premiums written and earned for the years ended December 31 was as follows:

	2010		2009		2008
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$14,700.0	$14,519.2	$14,196.3	$14,199.4	$13,775.6	$13,810.1
Ceded	(223.2)	(204.4)	(193.4)	(186.6)	(171.3)	(178.7)

Net premiums	$14,476.8	$14,314.8	$14,002.9	$14,012.8	$13,604.3	$13,631.4

Our ceded premiums are attributable to premiums written under state-mandated involuntary Commercial Auto Insurance Procedures/Plans, and premiums ceded to state-provided reinsurance facilities (together referred to as “State Plans”), and premiums ceded related to our non-auto programs.

Reinsurance contracts do not relieve us from our obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to Progressive. Since the majority of our reinsurance is through State Plans, our exposure to losses from their failure is minimal, since the plans are funded by mechanisms supported by the insurance companies in the state. We evaluate the financial condition of our other reinsurers and monitor concentrations of credit risk to minimize our exposure to significant losses from reinsurer insolvencies. The majority of the reinsurance on our non-auto programs relates to our professional liability insurance businesses, which were sold during 2010 and are currently in run-off.

At December 31, 2010, approximately 60% of the “prepaid reinsurance premiums” was comprised of State Plans, compared to about 50% at December 31, 2009. As of both December 31, 2010 and 2009, approximately 90% of the “reinsurance recoverables” was attributable to State Plans. The remainder of the “prepaid reinsurance premiums” and “reinsurance recoverables” was primarily related to non-auto programs.

Losses and loss adjustment expenses were net of reinsurance ceded of  $312.7 million in 2010,  $417.6 million in 2009, and  $109.2 million in 2008. During 2009, we changed our loss reserving process regarding lifetime estimates for claims ceded to a state-provided reinsurance program, which increased both the amount of ceded loss reserves and the corresponding reinsurance recoverables on unpaid losses and, therefore, had no impact on our results of operations.

STATUTORY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2010
STATUTORY FINANCIAL INFORMATION

8.  STATUTORY FINANCIAL INFORMATION

Consolidated statutory policyholders’ surplus was  $5,073.0 million and  $4,953.6 million at December 31, 2010 and 2009, respectively. Statutory net income was  $1,049.1 million,  $1,300.8 million, and  $368.4 million for the years ended December 31, 2010, 2009, and 2008, respectively.

At December 31, 2010,  $454.9 million of consolidated statutory policyholders’ surplus represented net admitted assets of our insurance subsidiaries and affiliate that are required to meet minimum statutory surplus requirements in such entities’ states of domicile. The companies may be licensed in states other than their states of domicile, which may have higher minimum statutory surplus requirements. Generally, the net admitted assets of insurance companies that, subject to other applicable insurance laws and regulations, are available for transfer to the parent company cannot include the net admitted assets required to meet the minimum statutory surplus requirements of the states where the companies are licensed.

During 2010, the insurance subsidiaries paid aggregate cash dividends of  $1,215.7 million to the parent company. Based on the dividend laws currently in effect, the insurance subsidiaries could pay aggregate dividends of  $949.8 million in 2011 without prior approval from regulatory authorities, provided the dividend payments are not made within 12 months of previous dividends paid by the applicable subsidiary.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2010
EMPLOYEE BENEFIT PLANS

9.  EMPLOYEE BENEFIT PLANS

Retirement Plans  Progressive has a defined contribution pension plan (“401(k) Plan”) that covers all United States employees who are 18 years of age or older and have been employed with the company for at least 30 days. Under this plan, Progressive matches up to a maximum of 6% of an employee’s eligible compensation contributed to the plan. Employee and company matching contributions are invested, at the direction of the employee, in a number of investment options available under the plan, including various mutual funds and a Progressive common stock fund. As of December 3, 2010, the Progressive common stock fund was converted to an employee stock ownership program within the 401(k) Plan.

Prior to January 1, 2009, Progressive had a two-tiered Retirement Security Program. The first tier was a self-directed defined contribution pension plan (SDRP) covering all employees who met requirements as to age and length of service. Company contributions varied from 1% to 5% of annual eligible compensation up to the Social Security wage base, based on years of eligible service and could be invested by a participant in any of the investments available under the plan.

The second tier was a 401(k) long-term savings plan (LTSP) under which Progressive matched amounts contributed to the plan by an employee, up to a maximum of 3% of the employee’s eligible compensation. Company matching contributions could be invested by a participant in any of the investments available under the plan.

Matching contributions made by the company for the years ended December 31, were:

(millions)	2010	2009	2008
401(k) Plan	$61.3	$60.7	$	NA
SDRP	NA	NA		25.5
LTSP	NA	NA		30.9

Total	$61.3	$60.7		$56.4

NA = Not Applicable

Postemployment Benefits  Progressive provides various postemployment benefits to former or inactive employees who meet eligibility requirements, and to their beneficiaries and covered dependents. Postemployment benefits include salary continuation and disability-related benefits, including workers’ compensation and, if elected, continuation of health-care benefits for specified limited periods. The liability for these benefits was  $20.8 million and  $23.9 million at December 31, 2010 and 2009, respectively.

Postretirement Benefits  We provide postretirement health and life insurance benefits to all employees who met requirements as to age and length of service at December 31, 1988. There are approximately 100 people in this group of employees. Our funding policy for these benefits is to contribute annually, to a 501(c)(9) trust, the maximum amount that can be deducted for federal income tax purposes.

Incentive Compensation Plans – Employees  Our incentive compensation includes both non-equity incentive plans (cash) and equity incentive plans. Cash incentive compensation includes a cash bonus program for a limited number of senior executives and our Gainsharing program for other employees; the bases of these programs are similar in nature. Equity incentive compensation plans provide for the granting of restricted stock awards and restricted stock unit awards (collectively, “restricted equity awards”) to key members of management. Prior to 2003, we granted non-qualified stock options (NQSOs) as equity-based incentive compensation (see below). The amounts charged to income for the incentive compensation plans for the years ended December 31, were:

	2010		2009		2008
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Cash	$257.3	$167.2	$120.4	$78.3	$140.3	$91.2
Equity	45.9	29.8	40.3	26.2	34.5	22.4

Our 2003 Incentive Plan, which provides for the granting of equity-based awards to key members of management, has 18.7 million shares currently authorized, net of restricted equity awards cancelled; 2.3 million shares remain available for future awards. In addition, our 2010 Equity Incentive Plan, approved by shareholders in April 2010, has 18.0 million shares authorized and available for future awards. As of December 31, 2010, no awards have been granted from this plan. Our 1995 Incentive Plan has expired; however, NQSOs made under that plan prior to its expiration will remain in effect until they are exercised or expire.

In 2003, we began issuing restricted equity awards in lieu of NQSOs. In March 2010, we began issuing restricted stock units in lieu of restricted stock as the basis for our equity awards. The restricted equity awards were issued as either time-based or performance-based awards. The time-based awards vest in equal installments upon the lapse of specified periods of time, typically three, four, and five years.

The performance-based awards are granted to approximately 40 executives and senior managers, in addition to their time-based awards, to provide additional compensation for achieving pre-established profitability and growth targets. Vesting for all awards is based upon the achievement of predetermined performance goals within specified time periods. The targets for the performance-based awards, as well as the ultimate number of shares or units that may vest, vary by grant. The performance-based awards granted in 2010 may vest from 0% to 200% of the award amount, and have a target value of 100%. Performance awards made in March 2009, may vest from 0% to 100% of the award amount. Performance-based awards made prior to March 2009 would either vest or be forfeited in full (i.e., no partial vesting).

Generally, time-based and performance-based equity awards are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant. However, the restricted stock awards granted in 2004 that were deferred pursuant to our deferred compensation plan are accounted for as liability awards, since distributions from the deferred compensation plan for these awards will be made in cash; accordingly, we record expense on a pro rata basis based on the current market value of our common shares at the end of each reporting period. Only performance-based awards remain unvested from this grant.

Prior to 2003, we granted NQSOs. These options became exercisable at various dates not earlier than six months after the date of grant, and remain exercisable for up to ten years from the date of the award. All remaining options outstanding vested on or before January 1, 2007 and will expire on December 31, 2011, if not exercised prior to that date. All options granted had an exercise price equal to the market value of the common shares on the date of grant. All option exercises are settled in Progressive common shares from existing treasury shares.

A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2010		2009		2008
Restricted Equity Awards[1]	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	10,614,016	$17.04	8,260,696	$20.39	6,868,850	$22.33
Add (deduct):
Granted[2]	2,841,400	17.50	4,072,152	12.08	3,038,793	15.98
Vested	(1,337,647)	22.72	(1,239,281)	23.14	(1,281,560)	19.98
Forfeited	(435,943)	15.58	(479,551)	16.98	(365,387)	21.61

End of year[3,4]	11,681,826	$16.55	10,614,016	$17.04	8,260,696	$20.39

Available, end of year	20,328,180		4,753,038		8,424,255

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares.

[2]

In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2010, the number granted includes 134,644 units at a weighted average grant date fair value of  $0, since the dividends were factored into the grant date fair value of the original grant.

[3]

Includes performance-based awards at their target value. At December 31, 2010, we expect 2,707,572 performance-based awards to vest, based upon our current estimate of the achievement of pre-determined performance goals.

[4]

At December 31, 2010, the total unrecognized compensation cost related to unvested equity awards was  $78.8 million. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.56 years.

Following is a summary of restricted equity awards, which vested during the year ended December 31, 2010:

	Number of Shares/Units	Aggregate Fair Value (millions)[1]
Deferred	222,740	$5.1
Non-deferred	1,114,907	25.3

Total	1,337,647	$30.4

[1]	Based on the respective grant date stock prices.

During the fourth quarter 2010, we declared a  $1.00 per common share, or  $663.2 million, extraordinary cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans. This adjustment is reflected in the appropriate tables below for 2010; prior year activity has not been adjusted.

Following is a summary of all employee stock option activity during the years ended December 31:

	2010		2009		2008
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	5,102,888	$9.31	8,503,273	$7.71	11,738,502	$7.75
Add:
Antidilution adjustment	97,387	NA	NA	NA	NA	NA
Deduct:
Exercised	(3,283,859)	7.87	(3,394,633)	5.31	(3,235,229)	7.86
Forfeited	0	0	(5,752)	5.69	0	0

End of year	1,916,416	$11.31	5,102,888	$9.31	8,503,273	$7.71

Exercisable, end of year	1,916,416	$11.31	5,102,888	$9.31	8,503,273	$7.71

NA = Not Applicable

The total pretax intrinsic value of options exercised during the year ended December 31, 2010, was  $40.8 million, based on the actual stock price at time of exercise.

The following employee stock options were outstanding and exercisable as of December 31, 2010:

Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Closing Stock Price
1,916,416	$11.31	$16.4 million	1.0 year	$19.87

The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based on the difference between our closing stock price and the exercise price of the options, which is the amount that would have been received by the option holders, before taxes, had all option holders exercised their options as of that date. All of the exercisable options at December 31, 2010, were “in-the-money.”

Incentive Compensation Plans – Directors  Our 2003 Directors Equity Incentive Plan, which provides for the granting of equity-based awards, including restricted stock awards, to non-employee directors of Progressive, has 1.4 million shares currently authorized, net of restricted stock awards cancelled; 0.8 million shares remain available for future restricted stock grants. Our 1998 Directors’ Stock Option Plan has expired; however, stock option awards made under this plan prior to its expiration are still in effect.

In 2003, we began issuing restricted stock awards to non-employee directors as the equity component of their compensation. We plan to continue to grant restricted stock to our non-employee directors and not to change to restricted stock units as we have with our employees. The restricted stock awards are issued as time-based awards. The vesting period (i.e., requisite service period) must be a minimum of six months and one day. During 2010, we granted a restricted stock award to a newly appointed director which vested in six months and one day. The time-based awards granted to date have typically included vesting periods of 11 or 12 months from the date of each grant. The restricted stock awards are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant.

Prior to 2003, we granted nonqualified stock options as the equity component of the directors’ compensation. These options became exercisable at various dates not earlier than six months, and remain exercisable for up to ten years from the date of grant. All options granted had an exercise price equal to the market value of the common shares on the date of grant and, under the then applicable accounting guidance, no compensation expense was recorded. All option exercises are settled in Progressive common shares from existing treasury shares.

Restricted stock awards are granted to non-employee directors as their sole compensation for serving as members of the Board of Directors.

A summary of all directors restricted stock activity during the years ended December 31, follows:

	2010		2009		2008
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	118,984	$15.79	105,420	$17.96	68,595	$23.52
Add (deduct):
Granted	112,670	20.75	129,467	15.78	105,420	17.96
Vested	(122,109)	15.82	(105,420)	17.96	(68,595)	23.52
Forfeited	0	0	(10,483)	15.74	0	0

End of year	109,545	$20.86	118,984	$15.79	105,420	$17.96

Available, end of year[1]	757,201		869,871		988,855

[1]	Represents shares available under the 2003 Directors Equity Incentive Plan.

A summary of all stock option activity for both current and former directors during the years ended December 31, follows:

	2010		2009		2008
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	312,545	$8.46	401,357	$8.60	628,813	$7.97
Add:
Antidilution adjustment[1]	5,787	NA	NA	NA	NA	NA
Deduct:
Exercised	(198,207)	7.07	(88,812)	9.10	(227,456)	6.86

End of year	120,125	$10.34	312,545	$8.46	401,357	$8.60

Exercisable, end of year[2]	120,125	$10.34	312,545	$8.46	401,357	$8.60

NA = Not Applicable

[1]	See discussion above under Incentive Compensation Plans – Employees.

[2]	The 1998 Directors’ Stock Option Plan has expired.

The total pretax intrinsic value of options exercised during the year ended December 31, 2010, was  $2.5 million, based on the actual stock price at time of exercise.

The following director stock options were outstanding and exercisable as of December 31, 2010:

Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Closing Stock Price
120,125	$10.34	$1.1 million	0.8 years	$19.87

The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based on the difference between our closing stock price and the exercise price of the options, which is the amount that would have been received by the option holders, before taxes, had all option holders exercised their options as of that date. All of the exercisable options at December 31, 2010, were “in-the-money.”

Deferred Compensation  We maintain The Progressive Corporation Executive Deferred Compensation Plan (“Deferral Plan”) that permits eligible executives to defer receipt of some or all of their annual bonuses and all of their annual equity awards. Deferred cash compensation is deemed invested in one or more investment funds, including common shares of Progressive, offered under the Deferral Plan and elected by the participant. All Deferral Plan distributions attributable to deferred cash compensation will be paid in cash.

For all equity awards granted on or after March 2005, and deferred pursuant to the Deferral Plan, the deferred amounts are deemed invested in common shares and are ineligible for transfer to other investment funds in the Deferral Plan; distributions of these deferred awards will be made in common shares. For all restricted stock awards granted prior to March 2005, the deferred amounts are eligible to be transferred to any of the investment funds in the Deferral Plan; distributions of these deferred awards will be made in cash.

We reserved 3.6 million common shares for issuance under the Deferral Plan. An irrevocable grantor trust has been established to provide a source of funds to assist us in meeting our liabilities under the Deferral Plan.

The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2010	2009
Progressive common shares[1]	$31.1	$23.1
Other investment funds	67.3	62.6

Total	$98.4	$85.7

[1]	Includes 0.5 million and 0.2 million common shares as of December 31, 2010 and 2009, respectively, to be distributed in common shares.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2010
SEGMENT INFORMATION

10.  SEGMENT INFORMATION

We write personal auto and other specialty property-casualty insurance and provide related services throughout the United States. Our Personal Lines segment writes insurance for personal autos and recreational vehicles. The Personal Lines segment is comprised of both the Agency and Direct businesses. The Agency business includes business written by our network of more than 30,000 independent insurance agencies, including brokerages in New York and California, and strategic alliance business relationships (other insurance companies, financial institutions, and national agencies). The Direct business includes business written directly by us online and by phone.

Our Commercial Auto segment writes primary liability and physical damage insurance for automobiles and trucks owned by small businesses in the business auto and truck markets. This segment is distributed through both the independent agency and direct channels.

Our other indemnity businesses manage our run-off businesses, including the run-off of our professional liability insurance for community banks, which was sold in 2010.

Our service businesses provide insurance-related services, including processing CAIP business and serving as an agent for homeowners insurance through our programs with three unaffiliated homeowner insurance companies.

All segment revenues are generated from external customers and we do not have a reliance on any major customer.

We evaluate segment profitability based on pretax underwriting profit (loss) for the Personal Lines and Commercial Auto businesses. In addition, we use pretax underwriting profit (loss) for the other indemnity businesses and pretax profit (loss) for the service businesses. Pretax underwriting profit (loss) is calculated as net premiums earned less each of (i) losses and loss adjustment expenses, (ii) policy acquisition costs, and (iii) other underwriting expenses. Service business profit (loss) is the difference between service business revenues and service business expenses.

Expense allocations are based on certain assumptions and estimates primarily related to revenue and volume; stated segment operating results would change if different methods were applied. We do not allocate assets or income taxes to operating segments. In addition, we do not separately identify depreciation and amortization expense by segment, and such allocation would be impractical. Companywide depreciation expense was  $83.1 million in 2010,  $87.3 million in 2009, and  $99.1 million in 2008. The accounting policies of the operating segments are the same as those described in Note 1 –Reporting and Accounting Policies.

Following are the operating results for the years ended December 31:

	2010		2009		2008
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$7,419.7	$601.0	$7,414.8	$579.2	$7,362.0	$360.7
Direct	5,407.2	291.1	4,951.1	357.9	4,485.8	274.8

Total Personal Lines[1]	12,826.9	892.1	12,365.9	937.1	11,847.8	635.5
Commercial Auto	1,474.2	185.0	1,623.3	229.8	1,762.2	94.1
Other indemnity	13.7	6.4	23.6	8.7	21.4	5.3

Total underwriting operations	14,314.8	1,083.5	14,012.8	1,175.6	13,631.4	734.9

Service businesses	25.9	4.5	16.7	(2.7)	16.1	(4.3)
Investments[2]	616.2	604.3	534.1	523.0	(807.4)	(816.2)
Net gain on extinguishment of debt	6.4	6.4	0	0	0	0
Interest expense	NA	(133.5)	NA	(139.0)	NA	(136.7)

Consolidated total	$14,963.3	$1,565.2	$14,563.6	$1,556.9	$12,840.1	$(222.3)

[1]

Personal auto insurance accounted for 90% of the total Personal Lines segment net premiums earned in 2010, 2009, and 2008; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.

[2]	Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

NA = Not Applicable

Progressive’s management uses underwriting margin and combined ratio as primary measures of underwriting profitability. The underwriting margin is the pretax underwriting profit (loss) expressed as a percentage of net premiums earned (i.e., revenues from insurance operations). Combined ratio is the complement of the underwriting margin. Following are the underwriting margins/combined ratios for our underwriting operations for the years ended December 31:

	2010		2009		2008
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	8.1%	91.9	7.8%	92.2	4.9%	95.1
Direct	5.4	94.6	7.2	92.8	6.1	93.9
Total Personal Lines	7.0	93.0	7.6	92.4	5.4	94.6
Commercial Auto	12.5	87.5	14.2	85.8	5.3	94.7
Other indemnity[1]	NM	NM	NM	NM	NM	NM
Total underwriting operations	7.6	92.4	8.4	91.6	5.4	94.6

[1]	Underwriting margins/combined ratios are not meaningful (NM) for our other indemnity businesses due to the low level of premiums earned by, and the variability of loss costs in, such businesses.

OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2010
OTHER COMPREHENSIVE INCOME (LOSS)

11.  OTHER COMPREHENSIVE INCOME (LOSS)

The components of other comprehensive income (loss) for the years ended December 31, were as follows:

	2010			2009			2008
(millions)	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax
Unrealized gains (losses) arising during period:
Fixed maturities	$302.9	$(106.0)	$196.9	$519.4	$(181.8)	$337.6	$(407.6)	$142.7	$(264.9)
Equity securities	241.7	(84.6)	157.1	671.7	(235.1)	436.6	(238.6)	83.5	(155.1)
Net non-credit related OTTI losses, adjusted for valuation changes[1]	21.4	(7.5)	13.9	(24.1)	8.4	(15.7)	0	0	0
Reclassification adjustment for (gains) losses realized in net income:
Fixed maturities	46.3	(16.2)	30.1	(8.5)	3.0	(5.5)	9.7	(3.4)	6.3
Equity securities	(93.7)	32.8	(60.9)	(86.7)	30.3	(56.4)	(197.1)	69.0	(128.1)

Change in unrealized gains (losses)[2]	518.6	(181.5)	337.1	1,071.8	(375.2)	696.6	(833.6)	291.8	(541.8)
Net unrealized gains on forecasted transactions[3]	(10.6)	3.7	(6.9)	(5.1)	1.8	(3.3)	(4.4)	1.5	(2.9)
Foreign currency translation adjustment	1.2	(.9)	.3	1.4	0	1.4	0	0	0

Other comprehensive income (loss)	$509.2	$(178.7)	$330.5	$1,068.1	$(373.4)	$694.7	$(838.0)	$293.3	$(544.7)

[1]	For a further breakout of the components of this line, see table below.

[2]

December 31, 2009 excludes the  $189.6 million ( $291.8 million pretax) cumulative effect of change in accounting principle we recorded in June 2009 in accordance with the new accounting guidance for other-than-temporary impairments we adopted during the second quarter 2009.

[3]

Entered into for the purpose of managing interest rate risk associated with our debt issuances, and managing foreign currency risk associated with our forecasted foreign currency transaction. We expect to reclassify  $4.8 million into income during the next 12 months. During the third quarter 2010, we reclassified  $5.8 million (pretax) from accumulated other comprehensive income to net realized gains/losses on securities, reflecting the portion of the unrealized gain on the forecasted transaction that was related to the Debentures that were extinguished pursuant to our Tender Offer (see Note 4 – Debt for further discussion).

The components of the net non-credit related OTTI losses, adjusted for valuation changes, for the years ended December 31, were as follows:

	2010			2009			2008
(millions)	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax
Changes in:
Non-credit related OTTI losses[1]	$(9.5)	$3.3	$(6.2)	$(40.1)	$14.0	$(26.1)	$0	$0	$0
Additional credit-related OTTI losses recognized on previously recorded non-credit related losses	4.3	(1.5)	2.8	0	0	0	0	0	0

Net non-credit related OTTI losses[2]	(5.2)	1.8	(3.4)	(40.1)	14.0	(26.1)	0	0	0
Sales/valuation changes on previously recorded non-credit related losses	26.6	(9.3)	17.3	16.0	(5.6)	10.4	0	0	0

Net non-credit related OTTI losses, adjusted for valuation changes	$21.4	$(7.5)	$13.9	$(24.1)	$8.4	$(15.7)	$0	$0	$0

[1]	Amount represents the portion of OTTI losses recognized in other comprehensive income during the year.

[2]

A positive amount for the year reflects credit losses reclassed from other comprehensive income that exceeded the amount of non-credit OTTI losses recognized in other comprehensive income during the year.

LITIGATION	12 Months Ended
Dec. 31, 2010
LITIGATION

12.  LITIGATION

The Progressive Corporation and/or its insurance subsidiaries are named as defendants in various lawsuits arising out of claims made under insurance policies in the ordinary course of our business. All legal actions relating to such insurance claims are considered by us in establishing our loss and loss adjustment expense reserves.

In addition, The Progressive Corporation and/or its insurance subsidiaries are named as defendants in a number of class action or individual lawsuits arising out of the operations of the insurance subsidiaries. Other insurance companies face many of these same issues. The lawsuits discussed below are in various stages of development. We plan to contest these suits vigorously, but may pursue settlement negotiations in some cases, if appropriate. The outcomes of these cases are uncertain at this time.

Under current accounting guidance, we establish accruals for lawsuits when it is probable that a loss has been incurred and we can reasonably estimate its potential exposure, which may include a range of loss (referred to as a loss that is both “probable and estimable” in the discussion below). Certain of the cases for which we have established accruals under this standard are mentioned in the discussion below. Based on currently available information, we believe that our accruals for these lawsuits are reasonable and that the amounts accrued did not have a material effect on our consolidated financial condition or results of operations. However, if any one or more of these cases results in a judgment against, or settlement by, our insurance subsidiaries for an amount that is significantly greater than the amount so accrued, the resulting liability could have a material effect on our consolidated financial condition, cash flows, and results of operations.

As to lawsuits that do not satisfy both parts of this GAAP standard (i.e., the loss is not both probable and estimable), we have not established an accrual at this time. In the event that any one or more of these cases results in a substantial judgment against, or settlement by, Progressive, the resulting liability could also have a material effect on our consolidated financial condition, cash flows, and results of operations.

The following is a discussion of potentially significant pending cases at December 31, 2010, and certain cases resolved during the three-year period then ended. Unless specifically noted: (i) we do not consider the losses from these cases to be probable and estimable, and we are unable to estimate a range of loss, if any, at this time; and (ii) settlements were not material to our consolidated financial condition, cash flows, or results of operations. The outcomes of the pending cases are uncertain, but in each case we do not believe that the outcome will have a material impact on our consolidated financial condition, cash flows, and results of operations.

Pending cases at December 31, 2010 include:

•	One certified class action lawsuit seeking interest on personal injury protection (PIP) payments that allegedly were late.

•

Two putative class actions alleging that we violate the “make-whole” and “common-fund” doctrines. Specifically, it is alleged that we may obtain reimbursement of medical payments made on behalf of an insured only when the insured has been made whole by the person who caused the insured’s injuries and that we further must deduct from the reimbursement amount a proportionate share of the insured’s legal fees for pursuing the person who caused the insured’s injuries.

•

Four putative class action lawsuits challenging the labor rates our insurance subsidiaries pay to auto body repair shops. One action was brought on behalf of insureds, while the other three were brought on behalf of repair facilities.

•	Two putative class action lawsuits challenging Progressive’s insurance subsidiaries’ practice in Florida of adjusting PIP and first-party medical payments.

•

Two putative class action lawsuits, that challenge our insurance subsidiaries’ use of certain automated database vendors or software to assist in the adjustment of bodily injury claims where the plaintiffs allege that these databases or software systematically undervalue the claims.

•	One putative class action lawsuit challenging our policy form with regard to rejecting uninsured motorist coverage.

•	One bankruptcy court action alleging that premiums collected from an agent that is now bankrupt amounted to fraudulent and or preferential transfers.

•	Two putative class actions challenging Progressive’s evaluation of physical damage claims regarding diminution of value.

•	One putative class action challenging the criteria for the “good driver” discount.

•	Two putative class actions challenging the manner in which Progressive grants a discount for anti-theft devices.

•	Two putative class actions alleging that Progressive charged insureds for illusory uninsured motorist / underinsured motorist coverage on multiple vehicle policies.

Cases settled during 2010 include:

•	One putative class action lawsuit challenging our notice of cancellation form for nonpayment of premium and subsequent denial of automobile coverage; an accrual has been established.

Cases settled during 2009 include:

•

One certified class action lawsuit that challenged our insurance subsidiaries’ use of certain automated database vendors or software to assist in the adjustment of bodily injury claims; settlement was completed in 2010.

•

Eight class action lawsuits, which were consolidated in one settlement agreement, and six individual lawsuits, which challenged certain aspects of our insurance subsidiaries use of credit information and compliance with notice requirements under the federal Fair Credit Reporting Act; payments were made during 2009 and the administration of this class action settlement was completed in 2010.

•	One certified nationwide class action lawsuit challenging our insurance subsidiaries’ practice of taking betterment on boat repairs; settlement was completed in 2009.

•	One putative class action lawsuit alleging that Progressive’s insurance subsidiaries used non-conforming underinsured motorist rejection forms; settlement was completed in 2009.

•	One certified class action lawsuit alleging that Progressive’s insurance subsidiaries failed to offer certain enhanced PIP benefits; an accrual has been established.

•	Three state class action lawsuits related to over-charging municipal tax to policyholders; an accrual has been established.

Cases settled during 2008 include:

•	One putative class action lawsuit challenging the installment fee program used by our insurance subsidiaries; settlement was completed in 2008.

•	One class action lawsuit challenging our classification of certain job titles under the Fair Labor Standards Act; settlement was completed in 2009.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES

13.  COMMITMENTS AND CONTINGENCIES

We have certain noncancelable operating lease commitments with lease terms greater than one year for property and computer equipment. The minimum commitments under these agreements at December 31, 2010, were as follows:

(millions) Year	Commitments
2011	$68.4
2012	55.6
2013	35.7
2014	21.4
2015	9.7
Thereafter	14.5

Total	$205.3

Some of the leases have options to renew at the end of the lease periods. The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions) Year	Expense
2010	$96.7
2009	109.0
2008	124.8

We also have certain noncancelable purchase obligations. The minimum commitment under these agreements at December 31, 2010, was  $182.8 million.

As of December 31, 2010, we had no open investment funding commitments; we had no uncollateralized lines or letters of credit as of December 31, 2010 or 2009.

REPORTING AND ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2010
Nature of Operations

REPORTING AND ACCOUNTING POLICIES

Nature of Operations  The Progressive Corporation, an insurance holding company formed in 1965, owned 54 subsidiaries and had 1 mutual insurance company affiliate as of December 31, 2010. Our insurance subsidiaries provide personal and commercial automobile insurance and other specialty property-casualty insurance and related services. Our Personal Lines segment writes insurance for personal autos and recreational vehicles through both an independent insurance agency channel and a direct channel. Our Commercial Auto segment writes primary liability and physical damage insurance for automobiles and trucks owned by small businesses through both the independent agency and direct channels. We operate our businesses throughout the United States; in December 2009, we began selling personal auto physical damage insurance via the Internet in Australia.

Consolidation Policy
Basis of Consolidation and Reporting  The accompanying consolidated financial statements include the accounts of The Progressive Corporation, its subsidiaries, which are wholly owned, and a mutual company affiliate, for which we have a controlling financial interest, pursuant to accounting guidance adopted in 2010. All intercompany accounts and transactions are eliminated in consolidation.

Estimates And Assumptions Policy
Estimates  We are required to make estimates and assumptions when preparing our financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (GAAP). As estimates develop into fact (e.g., losses are paid), results may, and will likely, differ from those estimates.

Investment Policy

Investments  Progressive’s fixed-maturity securities, equity securities, and short-term investments are accounted for on an available-for-sale basis. See Note 2 – Investments for details regarding the composition of our investment portfolio.

Fixed-maturity securities include debt securities and redeemable preferred stocks, which may have fixed or variable principal payment schedules, may be held for indefinite periods of time, and may be used as a part of our asset/liability strategy or sold in response to changes in interest rates, anticipated prepayments, risk/reward characteristics, liquidity needs, or other economic factors. These securities are carried at fair value with the corresponding unrealized gains (losses), net of deferred income taxes, reported in accumulated other comprehensive income. Fair values are obtained from recognized pricing services or are quoted by market makers and dealers, with limited exceptions discussed in Note 3 – Fair Value.

Included in the fixed-maturity portfolio are asset-backed securities. The asset-backed securities are generally accounted for under the retrospective method. Under the current accounting guidance, the prospective method is used primarily for interest-only securities, non-investment-grade asset-backed securities, and certain asset-backed securities with sub-prime loan exposure or where there is a greater risk of non-performance and where it is possible the initial investment may not be substantially recovered. The retrospective method recalculates yield assumptions (based on changes in interest rates or cash flow expectations) historically to the inception of the investment holding period, and applies the required adjustment, if any, to the cost basis, with the offset recorded to investment income. The prospective method requires a calculation of future expected repayments and resets the yield to allow for future period adjustments; no current period impact to investment income or the security’s cost is made based on the cash flow update. Prepayment assumptions are based on market expectations and are updated quarterly.

Equity securities include common stocks, nonredeemable preferred stocks, and other risk investments and are reported at quoted fair values. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income. To the extent we hold any foreign equities or foreign currency hedges, any change in value due to exchange rate fluctuations would be limited by foreign currency hedges, if any, and would be recognized in income in the current period.

Short-term investments may include Eurodollar deposits, commercial paper, reverse repurchase transactions, and other securities expected to mature within one year. In addition, short-term investments can include auction rate securities (i.e., certain municipal bonds and preferred stocks). Due to the nature of auction rate securities, these securities are classified as short-term based upon their expected auction date (generally 7-49 days) rather than on their contractual maturity date (which is greater than one year at original issuance). In the event that an auction fails, the security may need to be reclassified from short-term. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income.

Trading securities are securities bought principally for the purpose of sale in the near term. To the extent we have trading securities, changes in fair value would be recognized in income in the current period. Derivative instruments, which may be used for trading purposes or classified as trading derivatives due to the characteristics of the transaction, are discussed below.

Derivative instruments may include futures, options, forward positions, foreign currency forwards, interest rate swap agreements, and credit default swaps and may be used in the portfolio for general investment purposes or to hedge the exposure to:

•	Changes in fair value of an asset or liability (fair value hedge);

•	Foreign currency of an investment in a foreign operation (foreign currency hedge); or

•	Variable cash flows of a forecasted transaction (cash flow hedge).

To the extent we have derivatives held or issued for general investment purposes, these derivative instruments are recognized as either assets or liabilities and measured at fair value, with changes in fair value recognized in income as a component of net realized gains (losses) on securities during the period of change.

Derivatives designated as hedges are required to be evaluated on established criteria to determine the effectiveness of their correlation to, and ability to reduce the designated risk of, specific securities or transactions. Effectiveness is required to be reassessed regularly. Hedges that are deemed to be effective would be accounted for as follows:

•	Fair value hedge: changes in fair value of the hedge, as well as the hedged item, would be recognized in income in the period of change while the hedge was in effect.

•

Foreign currency hedge:  changes in fair value of the hedge, as well as the hedged item, would be reflected as a change in translation adjustment as part of accumulated other comprehensive income. Gains and losses on the foreign currency hedge would offset the foreign exchange gains and losses on the foreign investment as they are recognized into income.

•

Cash flow hedge:  changes in fair value of the hedge would be reported as a component of accumulated other comprehensive income and subsequently amortized into earnings over the life of the hedged transaction.

If a hedge is deemed to become ineffective and discontinued, the following accounting treatment would be applied:

•

Fair value hedge:  the derivative instrument would continue to be adjusted through income, while the adjustment in the change in value of the hedged item would be reflected as a change in unrealized gains (losses) as part of accumulated other comprehensive income.

•

Foreign currency hedge:  changes in the value of the hedged item would continue to be reflected as a change in translation adjustment as part of accumulated other comprehensive income, but the derivative instrument would be adjusted through income for the current period.

•	Cash flow hedge: changes in fair value of the derivative instrument would be reported in income for the current period.

For all derivative positions, net cash requirements are limited to changes in fair values, which may vary based upon changes in interest rates, currency exchange rates, and other factors. Exposure to credit risk is limited to the carrying value; collateral may be required to limit credit risk. We have elected not to offset fair value amounts that arise from derivative positions with the same counterparty under a master netting arrangement.

Investment securities are exposed to various risks such as interest rate, market, credit, and liquidity risk. Fair values of securities fluctuate based on the nature and magnitude of changing market conditions; significant changes in market conditions could materially affect the portfolio’s value in the near term. We regularly monitor our portfolio for price changes, which might indicate potential impairments, and perform detailed reviews of securities with unrealized losses based on predetermined guidelines. In such cases, changes in fair value are evaluated to determine the extent to which such changes are attributable to (i) fundamental factors specific to the issuer, such as financial condition, business prospects, or other factors, (ii) market-related factors, such as interest rates or equity market declines, or (iii) credit-related losses, where the present value of cash flows expected to be collected are lower than the amortized cost basis of the security.

We analyze our debt securities to determine if we intend to sell, or if it is more likely than not that we will be required to sell, the security prior to recovery and, if so, we write down the security to its current fair value with the entire amount of the write-down recorded to earnings. To the extent that it is more likely than not that we will hold the debt security until recovery (which could be maturity), we determine if any of the decline in value is due to a credit loss (i.e., where the present value of cash flows expected to be collected is lower than the amortized cost basis of the security) and, if so, we recognize that portion of the impairment in the income statement, with the balance (i.e., non-credit related impairment) recognized as part of our net unrealized gains (losses) in accumulated other comprehensive income. When an equity security (common equity and nonredeemable preferred stock) in our investment portfolio has an unrealized loss in fair value that is deemed to be other-than-temporary, we reduce the book value of such security to its current fair value, recognizing the decline as a realized loss in the income statement. Any future changes in fair value, either increases or decreases, are reflected as changes in unrealized gains (losses) as part of accumulated other comprehensive income.

Realized gains (losses) on securities are computed based on the first-in first-out method and include write-downs on available-for-sale securities considered to have other-than-temporary declines in fair value (excluding non-credit related impairments), as well as holding period valuation changes on derivatives, trading securities, and hybrid instruments (securities with embedded call options, where the call option is a feature of the overall change in the value of the instrument).

Insurance Premiums and Receivables Policy
Insurance Premiums and Receivables  Insurance premiums written are earned into income on a pro rata basis over the period of risk, based on a daily earnings convention. Accordingly, unearned premiums represent the portion of premiums written that is applicable to the unexpired risk. We provide insurance and related services to individuals and small commercial accounts and offer a variety of payment plans. Generally, premiums are collected prior to providing risk coverage, minimizing our exposure to credit risk. We perform a policy level evaluation to determine the extent to which the premiums receivable balance exceeds the unearned premiums balance. We then age this exposure to establish an allowance for doubtful accounts based on prior experience.

Deferred Acquisition Costs Policy
Deferred Acquisition Costs  Deferred acquisition costs include commissions, premium taxes, and other variable underwriting and direct sales costs incurred in connection with writing business. These costs are deferred and amortized over the policy period in which the related premiums are earned. We consider anticipated investment income in determining the recoverability of these costs. Management believes that these costs will be fully recoverable in the near term. We do not defer any advertising costs.

Reserve For Losses And Loss Adjustment Expenses
Loss and Loss Adjustment Expense Reserves  Loss reserves represent the estimated liability on claims reported to us, plus reserves for losses incurred but not recorded (IBNR). These estimates are reported net of amounts estimated to be recoverable from salvage and subrogation. Loss adjustment expense reserves represent the estimated expenses required to settle these claims and losses. The methods of making estimates and establishing these reserves are reviewed regularly, and resulting adjustments are reflected in income currently. Such loss and loss adjustment expense reserves are susceptible to change in the near term.

Reinsurance Policy
Reinsurance  Our reinsurance transactions primarily include premiums written under state-mandated involuntary plans for commercial vehicles (Commercial Auto Insurance Procedures/Plans – “CAIP”) and premiums ceded to state-provided reinsurance facilities (e.g., Michigan Catastrophic Claims Association and North Carolina Reinsurance Facility) (collectively, “State Plans”) (see Note 7 – Reinsurance for further discussion). We cede 100% of the premiums written in our professional liability insurance businesses as we continue our exit of these markets. Prepaid reinsurance premiums are earned on a pro rata basis over the period of risk, based on a daily earnings convention, which is consistent with premiums written.

Income Tax Policy
Income Taxes  The income tax provision is calculated under the balance sheet approach. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal items giving rise to such differences are investment securities (e.g., net unrealized gains (losses), write-downs, and derivative instruments), loss and loss adjustment expense reserves, unearned premiums reserves, deferred acquisition costs, property and equipment, and non-deductible accruals. We review our deferred tax assets regularly for recoverability. See Note 5 – Income Taxes for further discussion.

Property, Plant and Equipment Policy

Property and Equipment  Property and equipment are recorded at cost, less accumulated depreciation. Depreciation is recognized over the estimated useful lives of the assets using accelerated methods for most computer equipment and the straight-line method for certain computer equipment and all other fixed assets. The useful lives range from 2 to 4 years for computer equipment and laptop computers, 10 to 40 years for buildings and improvements, and 3 to 10 years for all other property and equipment. Land and buildings comprised 76% and 77% of total property and equipment at December 31, 2010 and 2009, respectively.

Property and equipment include capitalized software developed or acquired for internal use. Total interest capitalized for the years ended December 31, was:

(millions)	Capitalized Interest
2010	$1.1
2009	2.6
2008	5.0

Guaranty Fund Assessments Policy
Guaranty Fund Assessments  We are subject to state guaranty fund assessments, which provide for the payment of covered claims or other insurance obligations of insurance companies deemed insolvent. These assessments are accrued after a formal determination of insolvency has occurred, and we have written the premiums on which the assessments will be based.

Non-Insurance Service Business
Service Revenues and Expenses  Our service businesses provide insurance-related services. Service revenues generated from processing business for involuntary CAIP plans are earned on a pro rata basis over the term of the related policies. Service expenses related to these CAIP plans include acquisition expenses, which are deferred and amortized over the period in which the related revenues are earned. Other service business revenues and expenses are recorded in the period in which they are earned or incurred.

Share based Compensation, Policy

Stock-Based Compensation  We currently issue time-based and performance-based restricted stock unit awards to key members of management as our form of equity compensation, and time-based restricted stock awards to non-employee directors; prior to 2010, we issued restricted stock awards, instead of restricted stock unit awards, to employees. Collectively, we refer to these awards as “restricted equity awards.” We currently do not issue stock options as a form of equity compensation, although there are vested options still outstanding as of December 31, 2010. Compensation expense for time-based restricted equity awards with graded vesting is recognized over each respective vesting period. For performance-based restricted equity awards, compensation expense is recognized over the respective vesting periods.

We record an estimate for expected forfeitures of restricted equity awards based on our historical forfeiture rates. In addition, we shorten the vesting periods of certain restricted equity awards based on the “qualified retirement” provisions in our incentive compensation plans, under which (among other provisions) the vesting of 50% of outstanding time-based restricted equity awards will accelerate upon retirement if the participant is 55 years of age or older and satisfies certain years-of-service requirements.

The total compensation expense recognized for our stock-based compensation for the years ended December 31 was:

(millions)	2010	2009	2008
Pretax expense	$45.9	$40.3	$34.5
Tax benefit	16.1	14.1	12.1

Earnings Per Share Policy
Earnings Per Share  Basic earnings per share is computed using the weighted average number of common shares outstanding, excluding both the time-based and performance-based unvested restricted stock awards that are subject to forfeiture. Diluted earnings per share include common stock equivalents assumed outstanding during the period. Our common stock equivalents include stock options and time-based restricted stock awards accounted for as equity awards. In periods during which we report a net loss, the calculated diluted earnings per share is antidilutive; therefore, basic earnings per share is reported.

Cash Flow Supplemental Disclosure

Supplemental Cash Flow Information  Cash includes only bank demand deposits. Non-cash activity includes declared but unpaid dividends. For the years ended December 31, we paid the following:

(millions)	2010	2009	2008
Income taxes, net of refunds	$434.0	$461.7	$258.0
Interest	138.4	144.7	144.7

Recent Accounting Pronouncements
New Accounting Standard  During 2010, the Financial Accounting Standards Board issued an accounting standard update related to the accounting for the deferral of costs associated with the successful acquisition or renewal of insurance contracts. This standard is intended to help reduce diversity in practice and is effective for fiscal years beginning after December 15, 2011 (January 2012 for calendar-year companies). We are currently analyzing the impact this standard will have on our financial condition, cash flows, and results of operations, and anticipate that we will defer less acquisition costs under this standard.

Reclassifications
Reclassifications  Certain amounts in the Consolidated Financial Statements and Notes to Consolidated Financial Statements were reclassified for 2009 in order to conform to current-year presentation requirements.

SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Investments, Other than Investments in Related Parties, Table

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

	December 31, 2010
Type of Investment	Cost	Fair Value	Amount At Which Shown In The Balance Sheet

Available-for-sale
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$3,203.2	$3,242.6	$3,242.6
States, municipalities, and political subdivisions	1,955.5	1,989.1	1,989.1
Public utilities	145.0	144.5	144.5
Corporate and other debt securities	2,434.0	2,501.6	2,501.6
Asset-backed securities	3,403.1	3,469.7	3,469.7
Redeemable preferred stock	490.0	502.5	502.5

Total fixed maturities	11,630.8	11,850.0	11,850.0

Equity securities:
Common stocks:
Public utilities	81.8	107.3	107.3
Banks, trusts, and insurance companies	153.5	199.5	199.5
Industrial, miscellaneous, and all other	786.4	1,118.2	1,118.2
Nonredeemable preferred stocks	601.3	1,157.6	1,157.6

Total equity securities	1,623.0	2,582.6	2,582.6

Short-term investments	1,090.8	1,090.8	1,090.8

Total investments	$14,344.6	$15,523.4	$15,523.4

Progressive did not have any securities of any one issuer with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2010.

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Tables)	12 Months Ended
Dec. 31, 2010
Condensed Financial Information of Parent Company Only, Statement of Income

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

CONDENSED STATEMENTS OF INCOME

THE PROGRESSIVE CORPORATION (PARENT COMPANY)

(millions)

	Years Ended December 31,
	2010	2009	2008
Revenues
Dividends from subsidiaries*	$1,216.2	$1,230.6	$300.5
Undistributed income from subsidiaries	(73.5)	(78.7)	(304.2)

Equity in net income of subsidiaries	1,142.7	1,151.9	(3.7)
Intercompany investment income*	6.6	8.5	41.3
Net gain on extinguishment of debt	6.4	0	0

Total revenues	1,155.7	1,160.4	37.6

Expenses
Interest expense	139.5	146.4	146.3
Deferred compensation[1]	4.3	4.8	(5.7)
Other operating costs and expenses	3.9	3.3	3.4

Total expenses	147.7	154.5	144.0

Income (loss) before income taxes	1,008.0	1,005.9	(106.4)
Provision (benefit) for income taxes	(60.3)	(51.6)	(36.4)

Net income (loss)	$1,068.3	$1,057.5	$(70.0)

*	Eliminated in consolidation.

Condensed Financial Information of Parent Company Only, Statements of Financial Condition

CONDENSED BALANCE SHEETS

THE PROGRESSIVE CORPORATION (PARENT COMPANY)

(millions)

	December 31,
	2010	2009
Assets
Investment in affiliate	$1.0	$1.0
Investment in subsidiaries*	5,984.8	5,680.8
Receivable from investment subsidiary*	2,120.2	2,242.2
Intercompany receivable*	179.1	125.0
Income taxes	48.7	36.5
Other assets	70.2	65.5

Total Assets	$8,404.0	$8,151.0

Liabilities and Shareholders’ Equity
Accounts payable, accrued expenses, and other liabilities	$132.8	$116.7
Dividend payable	264.1	108.5
Debt	1,958.2	2,177.2

Total liabilities	2,355.1	2,402.4

Common Shares, $1.00 par value (authorized 900.0; issued 797.7 and 797.8, including treasury shares of 135.3 and 125.2)	662.4	672.6
Paid-in capital	1,007.1	939.7
Retained earnings	3,595.7	3,683.1
Total accumulated other comprehensive income	783.7	453.2

Total shareholders’ equity	6,048.9	5,748.6

Total Liabilities and Shareholders’ Equity	$8,404.0	$8,151.0

*	Eliminated in consolidation.

Condensed Financial Information of Parent Company Only, Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

THE PROGRESSIVE CORPORATION (PARENT COMPANY)

(millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows From Operating Activities:
Net income (loss)	$1,068.3	$1,057.5	$(70.0)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Undistributed income from subsidiaries	73.5	78.7	304.2
Amortization of stock-based compensation	2.4	1.8	1.8
Net gain on extinguishment of debt	(6.4)	0	0
Changes in:
Intercompany receivable	(54.1)	(22.0)	(18.6)
Accounts payable, accrued expenses, and other liabilities	7.3	12.5	(31.2)
Income taxes	(12.2)	31.1	(21.6)
Other, net	(1.9)	(5.6)	27.4

Net cash provided by operating activities	1,076.9	1,154.0	192.0

Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(3.5)	(152.4)	(270.1)
Received from (paid to) investment subsidiary	122.0	(849.5)	317.7

Net cash provided by (used in) investing activities	118.5	(1,001.9)	47.6

Cash Flows From Financing Activities:
Proceeds from exercise of stock options	27.2	18.8	27.0
Tax benefit from exercise/vesting of stock-based compensation	14.0	9.7	11.1
Reacquisition of debt	(214.3)	0	0
Dividends paid to shareholders	(763.7)	0	(98.3)
Acquisition of treasury shares	(258.6)	(180.6)	(179.4)

Net cash used in financing activities	(1,195.4)	(152.1)	(239.6)

Change in cash	0	0	0
Cash, beginning of year	0	0	0

Cash, end of year	$0	$0	$0

Cash Flow, Supplemental Table Parent Company Only	For the years ended December 31, we paid the following:

(millions)	2010	2009	2008

Income taxes, net of refunds	$434.0	$461.7	$258.0
Interest	138.4	144.7	144.7

SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2010
Supplementary Insurance Information, for Insurance Companies, Table

SUPPLEMENTARY INSURANCE INFORMATION

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims, and loss expenses[1]	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue	Net investment income[1,2]	Benefits, claims, losses, and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses	Net premiums written

Year ended
December 31, 2010:
Personal Lines					$12,826.9		$9,159.6	$1,188.1	$1,587.1	$13,024.4
Commercial Auto					1,474.2		958.6	167.9	162.7	1,449.5
Other indemnity[3]					13.7		13.1	3.9	(9.7)	2.9

Total	$417.2	$7,071.0	$4,353.8	$0	$14,314.8	$508.2	$10,131.3	$1,359.9	$1,740.1	$14,476.8

Year ended
December 31, 2009:
Personal Lines					$12,365.9		$8,847.0	$1,171.6	$1,410.2	$12,453.1
Commercial Auto					1,623.3		1,050.7	187.0	155.8	1,533.9
Other indemnity					23.6		7.2	6.0	1.7	15.9

Total	$402.2	$6,653.0	$4,172.9	$0	$14,012.8	$495.9	$9,904.9	$1,364.6	$1,567.7	$14,002.9

Year ended
December 31, 2008:
Personal Lines					$11,847.8		$8,716.2	$1,147.9	$1,348.2	$11,878.8
Commercial Auto					1,762.2		1,290.2	203.3	174.6	1,704.8
Other indemnity					21.4		8.6	6.9	.6	20.7

Total	$414.0	$6,177.4	$4,175.9	$0	$13,631.4	$628.9	$10,015.0	$1,358.1	$1,523.4	$13,604.3

[1]	Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2]	Excludes total net realized gains (losses) on securities.
[3]	We sold our professional liability insurance businesses in the first quarter 2010. The gain on the sale is reflected in other operating expenses.

SCHEDULE IV - REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2010
Supplemental Schedule of Reinsurance Premiums for Insurance Companies, Table

REINSURANCE

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

Year Ended:	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
December 31, 2010
Premiums earned:
Property and liability insurance	$14,519.2	$204.4	$0	$14,314.8	0

December 31, 2009
Premiums earned:
Property and liability insurance	$14,199.4	$186.6	$0	$14,012.8	0

December 31, 2008
Premiums earned:
Property and liability insurance	$13,810.1	$178.7	$0	$13,631.4	0

SCHEDULE VI - SUPPLEMENTAL INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2010
Supplemental Information Concerning Property, Casualty Insurance Operations

SUPPLEMENTAL INFORMATION CONCERNING PROPERTY - CASUALTY INSURANCE OPERATIONS

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

	Losses and Loss Adjustment Expenses Incurred Related to		Paid Losses and Loss Adjustment Expenses
Year Ended	Current Year	Prior Years

December 31, 2010	$10,451.7	$(320.4)	$9,888.0

December 31, 2009	$10,040.9	$(136.0)	$9,714.2

December 31, 2008	$9,981.8	$33.2	$9,737.3

Pursuant to Rule 12-18 of Regulation S-X. See Schedule III for the additional information required in Schedule VI.

REPORTING AND ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2010
Capitalized Interest Table	Total interest capitalized for the years ended December 31, was:

(millions)	Capitalized Interest
2010	$1.1
2009	2.6
2008	5.0

Share Based Compensation And Related Tax Benefits Table	The total compensation expense recognized for our stock-based compensation for the years ended December 31 was:

(millions)	2010	2009	2008
Pretax expense	$45.9	$40.3	$34.5
Tax benefit	16.1	14.1	12.1

Cash Flow Supplemental Table	For the years ended December 31, we paid the following:

(millions)	2010	2009	2008
Income taxes, net of refunds	$434.0	$461.7	$258.0
Interest	138.4	144.7	144.7

INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Investment Portfolio by Major Security Type

The following table presents the composition of our investment portfolio by major security type, consistent with our internal classification of how we manage, monitor, and measure the portfolio:

( $ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2010
Fixed maturities:
U.S. government obligations	$3,203.2	$56.3	$(16.9)	$0	$3,242.6	20.9%
State and local government obligations	1,955.5	43.0	(9.4)	0	1,989.1	12.8
Corporate debt securities	2,579.0	78.1	(13.3)	2.3	2,646.1	17.0
Residential mortgage-backed securities	567.1	17.8	(21.3)	0	563.6	3.6
Commercial mortgage-backed securities	1,772.1	66.9	(6.9)	0	1,832.1	11.8
Other asset-backed securities	1,063.9	12.4	(2.2)	(.1)	1,074.0	6.9
Redeemable preferred stocks	490.0	29.6	(17.1)	0	502.5	3.3
Other debt obligations	0	0	0	0	0	0

Total fixed maturities	11,630.8	304.1	(87.1)	2.2	11,850.0	76.3
Equity securities:
Nonredeemable preferred stocks	601.3	560.2	0	(3.9)	1,157.6	7.5
Common equities	1,021.7	406.5	(3.2)	0	1,425.0	9.2
Short-term investments:
Other short-term investments	1,090.8	0	0	0	1,090.8	7.0

Total portfolio[2,3]	$14,344.6	$1,270.8	$(90.3)	$(1.7)	$15,523.4	100.0%

( $ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2009
Fixed maturities:
U.S. government obligations	$4,939.6	$6.4	$(128.5)	$0	$4,817.5	32.8%
State and local government obligations	1,974.2	55.1	(5.3)	0	2,024.0	13.8
Corporate debt securities	1,244.9	43.4	(6.9)	0	1,281.4	8.7
Residential mortgage-backed securities	592.0	4.3	(79.9)	0	516.4	3.5
Commercial mortgage-backed securities	1,572.0	37.0	(18.9)	0	1,590.1	10.8
Other asset-backed securities	721.9	6.1	(1.8)	0	726.2	4.9
Redeemable preferred stocks	671.3	20.7	(85.3)	0	606.7	4.1
Other debt obligations	1.1	0	0	0	1.1	0

Total fixed maturities	11,717.0	173.0	(326.6)	0	11,563.4	78.6
Equity securities:
Nonredeemable preferred stocks	665.4	597.6	0	(7.2)	1,255.8	8.5
Common equities	598.4	220.1	(2.3)	0	816.2	5.6
Short-term investments:
Other short-term investments	1,078.0	0	0	0	1,078.0	7.3

Total portfolio[2,3]	$14,058.8	$990.7	$(328.9)	$(7.2)	$14,713.4	100.0%

[1]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).

[2]	At December 31, 2010, we had $46.3 million of net unsettled security transactions offset in other assets, compared to $7.7 million offset in other liabilities at December 31, 2009.

[3]

The total fair value of the portfolio includes  $2.2 billion at December 31, 2010 and 2009, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Discussion of Hybrid Instruments and Embedded Derivatives

Included in our fixed-maturity and equity securities are hybrid securities, which are reported at the following fair values at December 31:

(millions)	2010	2009
Fixed maturities:
Corporate debt securities	$176.4	$0
Other asset-backed securities	14.9	0

Total fixed maturities	191.3	0
Equity securities:
Nonredeemable preferred stocks	52.8	66.3

Total hybrid securities	$244.1	$66.3

Investments Classified by Contractual Maturity Date

The composition of fixed maturities by maturity at December 31, 2010 was:

(millions)	Cost	Fair Value
Less than one year	$1,546.6	$1,562.5
One to five years	7,704.9	7,895.3
Five to ten years	2,317.2	2,329.8
Ten years or greater	60.7	61.0

Total[1]	$11,629.4	$11,848.6

[1]	Excludes $1.4 million of gains on the open credit default swap positions.

Gross Unrealized Losses by Major Security

The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total Fair Value	Gross Unrealized Losses	Less than 12 Months		12 Months or Greater
(millions)			Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2010
Fixed maturities:
U.S. government obligations	$495.3	$(16.9)	$495.3	$(16.9)	$0	$0
State and local government obligations	461.9	(9.4)	454.0	(8.7)	7.9	(.7)
Corporate debt securities	589.3	(13.3)	541.3	(11.6)	48.0	(1.7)
Residential mortgage-backed securities	314.1	(21.3)	74.0	(1.0)	240.1	(20.3)
Commercial mortgage-backed securities	332.0	(6.9)	269.7	(3.1)	62.3	(3.8)
Other asset-backed securities	214.8	(2.2)	209.8	(1.1)	5.0	(1.1)
Redeemable preferred stocks	216.7	(17.1)	0	0	216.7	(17.1)

Total fixed maturities	2,624.1	(87.1)	2,044.1	(42.4)	580.0	(44.7)
Equity securities:
Common equities	60.5	(3.2)	57.3	(3.1)	3.2	(.1)

Total portfolio	$2,684.6	$(90.3)	$2,101.4	$(45.5)	$583.2	$(44.8)

	Total Fair Value	Gross Unrealized Losses	Less than 12 Months		12 Months or Greater
(millions)			Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2009
Fixed maturities:
U.S. government obligations	$4,595.3	$(128.5)	$2,408.1	$(6.4)	$2,187.2	$(122.1)
State and local government obligations	448.6	(5.3)	41.3	(.2)	407.3	(5.1)
Corporate debt securities	344.2	(6.9)	264.6	(1.8)	79.6	(5.1)
Residential mortgage-backed securities	367.4	(79.9)	27.9	(2.5)	339.5	(77.4)
Commercial mortgage-backed securities	386.1	(18.9)	32.6	(.9)	353.5	(18.0)
Other asset-backed securities	81.6	(1.8)	71.6	(.3)	10.0	(1.5)
Redeemable preferred stocks	507.5	(85.3)	0	0	507.5	(85.3)

Total fixed maturities	6,730.7	(326.6)	2,846.1	(12.1)	3,884.6	(314.5)
Equity securities:
Common equities	30.7	(2.3)	20.9	(1.7)	9.8	(.6)

Total portfolio	$6,761.4	$(328.9)	$2,867.0	$(13.8)	$3,894.4	$(315.1)

OTTI Credit Losses Recognized in Earnings

The following tables provide rollforwards of the amounts related to credit losses recognized in earnings for the periods ended December 31, 2010 and 2009, for which a portion of the OTTI losses were also recognized in accumulated other comprehensive income at the time the credit impairments were determined and recognized:

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at January 1, 2010	$41.1	$.9	$6.5	$48.5
Credit losses for which an OTTI was previously recognized	3.0	.3	0	3.3
Credit losses for which an OTTI was not previously recognized	2.4	1.0	0	3.4
Change in recoveries of future cash flows expected to be collected[1]	(5.3)	(.4)	0	(5.7)
Reductions for previously recognized credit impairments written down to fair value[2]	(8.9)	(.8)	0	(9.7)

Ending balance at December 31, 2010	$32.3	$1.0	$6.5	$39.8

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at April 1, 2009[3]	$24.2	$0	$6.5	$30.7
Credit losses for which an OTTI was previously recognized	1.4	0	0	1.4
Credit losses for which an OTTI was not previously recognized	15.5	.9	0	16.4
Change in recoveries of future cash flows expected to be collected[1]	0	0	0	0
Reductions for previously recognized credit impairments written down to fair value[2]	0	0	0	0

Ending balance at December 31, 2009	$41.1	$.9	$6.5	$48.5

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.

[2]	Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).

[3]	Reflects the period since adoption of the new accounting standards, which took effect beginning in the second quarter 2009.

Components of Net Realized Gains (Losses)

The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2010	2009	2008
Gross realized gains on security sales
Fixed maturities:
U.S. government obligations	$39.8	$103.1	$243.2
State and local government obligations	10.0	35.2	17.3
Corporate and other debt securities	30.9	20.5	5.5
Residential mortgage-backed securities	0	0	0
Commercial mortgage-backed securities	1.0	.8	0
Other asset-backed securities	.8	0	0
Redeemable preferred stocks	8.5	0	0

Total fixed maturities	91.0	159.6	266.0
Equity securities:
Nonredeemable preferred stocks	83.6	32.6	11.6
Common equities	13.8	148.5	320.7

Subtotal gross realized gains on security sales	188.4	340.7	598.3

Gross realized losses on security sales
Fixed maturities:
U.S. government obligations	(12.9)	(2.1)	(.7)
State and local government obligations	0	(7.6)	0
Corporate and other debt securities	(.5)	(.5)	(13.1)
Residential mortgage-backed securities	0	(3.2)	0
Commercial mortgage-backed securities	0	(9.9)	(1.4)
Other asset-backed securities	0	(.7)	(.4)
Redeemable preferred stocks	(5.2)	0	(1.8)

Total fixed maturities	(18.6)	(24.0)	(17.4)
Equity securities:
Nonredeemable preferred stocks	0	(57.3)	(541.8)
Common equities	(7.2)	(40.0)	(179.3)

Subtotal gross realized losses on security sales	(25.8)	(121.3)	(738.5)

Net realized gains (losses) on security sales
Fixed maturities:
U.S. government obligations	26.9	101.0	242.5
State and local government obligations	10.0	27.6	17.3
Corporate and other debt securities	30.4	20.0	(7.6)
Residential mortgage-backed securities	0	(3.2)	0
Commercial mortgage-backed securities	1.0	(9.1)	(1.4)
Other asset-backed securities	.8	(.7)	(.4)
Redeemable preferred stocks	3.3	0	(1.8)

Total fixed maturities	72.4	135.6	248.6
Equity securities:
Nonredeemable preferred stocks	83.6	(24.7)	(530.2)
Common equities	6.6	108.5	141.4

Subtotal net realized gains (losses) on security sales	162.6	219.4	(140.2)

Other-than-temporary impairment losses
Fixed maturities:
Corporate and other debt securities	0	0	(69.0)
Residential mortgage-backed securities	(11.1)	(32.0)	(38.2)
Commercial mortgage-backed securities	(1.9)	(.9)	(.6)
Redeemable preferred stocks	0	(6.1)	(301.0)

Total fixed maturities	(13.0)	(39.0)	(408.8)
Equity securities:
Nonredeemable preferred stocks	0	(158.8)	(941.3)
Common equities	(.5)	(10.3)	(43.0)

Subtotal other-than-temporary impairment losses	(13.5)	(208.1)	(1,393.1)

Net holding period gains (losses)
Hybrid securities	5.5	14.5	(73.6)
Derivative instruments	(58.5)	1.3	161.8

Subtotal net holding period gains (losses)	(53.0)	15.8	88.2

Total net realized gains (losses) on securities	$96.1	$27.1	$(1,445.1)

Components of Investment Income, Net

The components of net investment income for the years ended December 31, were:

(millions)	2010	2009	2008
Fixed maturities:
U.S. government obligations	$80.8	$79.6	$54.1
State and local government obligations	65.4	91.9	126.5
Corporate debt securities	84.3	48.2	53.4
Residential mortgage-backed securities	21.7	33.4	47.1
Commercial mortgage-backed securities	99.1	90.7	102.1
Other asset-backed securities	21.8	9.7	6.9
Redeemable preferred stocks	45.5	47.5	47.0
Other debt obligations	0	.3	1.3

Total fixed maturities	418.6	401.3	438.4
Equity securities:
Nonredeemable preferred stocks	70.6	89.7	144.5
Common equities	27.3	13.3	38.9
Short-term investments:
Auction-rate municipal obligations	0	0	1.4
Other short-term investments	3.6	2.7	14.5

Investment income	520.1	507.0	637.7
Investment expenses	(11.9)	(11.1)	(8.8)

Net investment income	$508.2	$495.9	$628.9

Derivative Instruments

The following table shows the status of our derivative instruments at December 31, 2010 and 2009, and for the years ended December 31, 2010, 2009, and 2008; amounts are on a pretax basis:

(millions)					Balance Sheet			Income Statement
	Notional Value[1]					Fair Value		Net Realized Gains (Losses) on Securities
	December 31,					December 31,		Years ended December 31,
Derivatives designated as:	2010	2009	2008	Purpose	Classification	2010	2009	2010	2009	2008
Hedging instruments
Closed:
Foreign currency cash flow hedge[2]	$0	$8	$8	Forecasted transaction	Accumulated other comprehensive income	$0	$0	$0	$0	$0

Ineffective cash flow hedge[3]	223	0	0	Manage interest rate risk	NA	0	0	5.8	0	0

Non-hedging instruments
Assets:
Interest rate swaps	0	713	1,800	Manage portfolio duration	Investments - fixed maturities	0	.1	0	.1	104.3

Corporate credit default swaps	35	0	0	Manage credit risk	Investments - fixed maturities	1.3	0	2.5	0	0

Liabilities:
Interest rate swaps	713	0	0	Manage portfolio duration	Other liabilities	(41.7)	0	(66.6)	0	0

Corporate credit default swaps	0	25	25	Manage credit risk	Other liabilities	0	(.8)	0	(.6)	(.7)

Closed:
Interest rate swaps	0	4,186	1,550	Manage portfolio duration	NA	0	0	0	10.4	57.1

Corporate credit default swaps	25	7	545	Manage credit risk	NA	0	0	(.2)	(.4)	20.8

Asset-backed credit default swaps	0	0	140	General portfolio investing	NA	0	0	0	0	(19.7)

Equity options[4] (177,190 contracts)	NA	NA	NA	Manage price risk	NA	0	0	0	(9.1)	0

Foreign currency trade[2]	0	8	0	Manage currency risk	NA	0	0	0	.9	0

Total	NA	NA	NA			$(40.4)	$(.7)	$(58.5)	$1.3	$161.8

[1]	The amounts represent the value held at year-end for open positions and the maximum amount held during the year for closed positions.

[2]	During the fourth quarter 2009, we reclassified our cash flow hedge and closed the position; see Cash Flow Hedges below for further discussion.

[3]

During the third quarter 2010, we reclassified to net realized gains (losses) on securities the portion of the unrealized gain on forecasted transactions that was related to the  $222.9 million of our Debentures that were extinguished pursuant to our Tender Offer (see Cash Flow Hedges below for further discussion).

[4]	Each contract is equivalent to 100 shares of common stock of the issuer; we had no option activity in 2010 or 2008.

NA = Not Applicable

FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2010
Composition of the Investment Portfolio by Major Security Type

The composition of the investment portfolio by major security type was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2010
Fixed maturities:
U.S. government obligations	$3,242.6	$0	$0	$3,242.6	$3,203.2
State and local government obligations	0	1,989.1	0	1,989.1	1,955.5
Corporate debt securities	0	2,616.6	29.5	2,646.1	2,579.0
Other debt obligations	0	0	0	0	0

Subtotal	3,242.6	4,605.7	29.5	7,877.8	7,737.7

Asset-backed securities:
Residential mortgage-backed	0	466.9	96.7	563.6	567.1
Commercial mortgage-backed	0	1,804.6	27.5	1,832.1	1,772.1
Other asset-backed	0	1,069.0	5.0	1,074.0	1,063.9

Subtotal asset-backed securities	0	3,340.5	129.2	3,469.7	3,403.1

Redeemable preferred stocks:
Financials	23.4	172.4	0	195.8	183.8
Utilities	0	71.4	0	71.4	70.2
Industrials	0	235.3	0	235.3	236.0

Subtotal redeemable preferred stocks	23.4	479.1	0	502.5	490.0

Total fixed maturities	3,266.0	8,425.3	158.7	11,850.0	11,630.8

Equity securities:
Nonredeemable preferred stocks:
Financials	490.2	565.1	0	1,055.3	514.3
Utilities	0	67.9	0	67.9	50.8
Industrials	0	34.4	0	34.4	36.2

Subtotal nonredeemable preferred stocks	490.2	667.4	0	1,157.6	601.3

Common equities:
Common stocks[1]	1,413.2	0	0	1,413.2	1,017.6
Other equity-like investments	0	0	11.8	11.8	4.1

Subtotal common equities	1,413.2	0	11.8	1,425.0	1,021.7

Total fixed maturities and equity securities	$5,169.4	$9,092.7	$170.5	14,432.6	13,253.8

Short-term investments:
Other short-term investments[2]				1,090.8	1,090.8

Total portfolio				$15,523.4	$14,344.6

Debt[3]				$2,105.7	$1,958.2

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2009
Fixed maturities:
U.S. government obligations	$4,817.5	$0	$0	$4,817.5	$4,939.6
State and local government obligations	0	2,024.0	0	2,024.0	1,974.2
Corporate debt securities	0	1,253.2	28.2	1,281.4	1,244.9
Other debt obligations	0	0	1.1	1.1	1.1

Subtotal	4,817.5	3,277.2	29.3	8,124.0	8,159.8

Asset-backed securities:
Residential mortgage-backed	0	470.3	46.1	516.4	592.0
Commercial mortgage-backed	0	1,568.5	21.6	1,590.1	1,572.0
Other asset-backed	0	718.4	7.8	726.2	721.9

Subtotal asset-backed securities	0	2,757.2	75.5	2,832.7	2,885.9

Redeemable preferred stocks:
Financials	17.8	231.9	0	249.7	277.2
Utilities	0	66.9	0	66.9	69.4
Industrials	0	237.0	53.1	290.1	324.7

Subtotal redeemable preferred stocks	17.8	535.8	53.1	606.7	671.3

Total fixed maturities	4,835.3	6,570.2	157.9	11,563.4	11,717.0

Equity securities:
Nonredeemable preferred stocks:
Financials	604.2	534.2	0	1,138.4	561.6
Utilities	0	65.8	0	65.8	50.8
Industrials	0	51.6	0	51.6	53.0

Subtotal nonredeemable preferred stocks	604.2	651.6	0	1,255.8	665.4

Common equities:
Common stocks[1]	803.3	0	0	803.3	593.2
Other equity-like investments	0	0	12.9	12.9	5.2

Subtotal common equities	803.3	0	12.9	816.2	598.4

Total fixed maturities and equity securities	$6,242.8	$7,221.8	$170.8	13,635.4	12,980.8

Short-term investments:
Other short-term investments[2]				1,078.0	1,078.0

Total portfolio				$14,713.4	$14,058.8

Debt[3]				$2,154.2	$2,177.2

[1]	Common stocks are managed externally to track the Russell 1000 Index. Therefore, a break-out by major sector type is not provided.

[2]	Due to the underlying nature of these securities, cost approximates fair value.

[3]	Debt is not subject to measurement at fair value in the Consolidated Balance Sheets. Therefore, it is not broken out by hierarchy level; fair values are obtained from external sources.

Summary of Changes in Fair Value Associated With Level 3 Assets

The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2010 and 2009:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2009	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss	Change in Valuation	Net Transfers In (Out)[1]	Fair value at Dec. 31, 2010
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$46.1	$(20.9)	$55.6	$0	$0	$4.8	$11.1	$96.7
Commercial mortgage-backed	21.6	0	0	0	0	5.4	.5	27.5
Other asset-backed	7.8	(2.6)	0	0	0	(.2)	0	5.0

Total asset-backed securities	75.5	(23.5)	55.6	0	0	10.0	11.6	129.2
Corporate debt securities	28.2	0	0	0	0	1.3	0	29.5
Other debt obligations	1.1	0	0	0	0	(1.1)	0	0
Redeemable preferred stocks:
Industrials	53.1	0	0	0	0	0	(53.1)	0

Total fixed maturities	157.9	(23.5)	55.6	0	0	10.2	(41.5)	158.7

Equity securities:
Nonredeemable preferred stocks:
Industrials	0	0	0	0	0	0	0	0
Common equities:
Other equity-like investments	12.9	(2.1)	0	(.3)	.3	1.0	0	11.8

Total Level 3 securities	$170.8	$(25.6)	$55.6	$(.3)	$.3	$11.2	$(41.5)	$170.5

[1]

The net  $(41.5) million of transfers out of Level 3 included: a  $12.1 million transfer into Level 3 and subsequently transferred out of Level 3 at  $(15.1) million due to sufficient trade volume, a  $(53.1) million transfer out of Level 3 due to the availability of vendor pricing on a redeemable preferred stock, and  $14.6 million of transfers into Level 3 due to the lack of trade volume.

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2008	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss	Change in Valuation	Net Transfers In (Out)[1]	Fair value at Dec. 31, 2009
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$.3	$(3.9)	$49.4	$0	$0	$.3	$0	$46.1
Commercial mortgage-backed	26.4	(.8)	0	(23.3)	6.3	20.2	(7.2)	21.6
Other asset-backed	11.0	(3.5)	11.0	0	0	.3	(11.0)	7.8

Total asset-backed securities	37.7	(8.2)	60.4	(23.3)	6.3	20.8	(18.2)	75.5
Corporate debt securities	24.2	0	0	0	0	4.0	0	28.2
Other debt obligations	3.0	0	0	(1.1)	(1.8)	1.0	0	1.1
Redeemable preferred stocks:
Industrials	44.7	0	0	0	0	8.4	0	53.1

Total fixed maturities	109.6	(8.2)	60.4	(24.4)	4.5	34.2	(18.2)	157.9

Equity securities:
Nonredeemable preferred stocks:
Industrials	112.3	(15.2)	0	(99.8)	(.6)	3.3	0	0
Common equities:
Other equity-like investments	13.5	(.1)	0	0	0	(.5)	0	12.9

Total Level 3 securities	$235.4	$(23.5)	$60.4	$(124.2)	$3.9	$37.0	$(18.2)	$170.8

[1]

Of the  $(18.2) million of transfers out of Level 3,  $(11.0) million was due to a privately placed other asset-backed security that was priced internally at acquisition. The security was transferred into the Level 2 category once pricing was provided by a vendor. The remaining  $(7.2) million transferred out of Level 3 and placed into the Level 2 category reflects changes in the inputs used to measure fair value during the period.

DEBT (Tables)	12 Months Ended
Dec. 31, 2010
Debt Table

Debt at December 31 consisted of:

	2010		2009
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
6.375% Senior Notes due 2012 (issued: $350.0, December 2001)	$349.6	$369.3	$349.2	$375.1
7% Notes due 2013 (issued: $150.0, October 1993)	149.6	165.0	149.5	166.9
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	294.8	329.9	294.7	317.9
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	394.2	433.3	394.1	409.4
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (issued: $1,000.0, June 2007; outstanding: $777.1)	770.0	808.2	989.7	884.9

Total	$1,958.2	$2,105.7	$2,177.2	$2,154.2

Interest Rate Cash Flow Hedges Included Accumulated Other Comprehensive Income (Loss)

At that time, we recognized, as part of accumulated other comprehensive income, unrealized gains (losses), on a pretax basis, of:

(millions)	Original Unrealized Gain (Loss)	Unamortized Balance at December 31, 2010
6.375% Senior Notes	$18.4	$2.6
6 5/8% Senior Notes	(4.2)	(3.7)
6.25% Senior Notes	5.1	4.5
Debentures	34.4	19.2

Future Principal Payments Debt Outstanding	Aggregate principal payments on debt outstanding at December 31, 2010, are:

(millions) Year	Payments
2011	$0
2012	350.0
2013	150.0
2014	0
2015	0
Thereafter	1,477.1

Total	$1,977.1

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2010
Current And Deferred Tax Provisions Benefits

The components of our income tax provision (benefit) were as follows:

(millions)	2010	2009	2008
Current tax provision	$433.9	$491.0	$255.4
Deferred tax expense (benefit)	63.0	8.4	(407.7)

Total income tax provision (benefit)	$496.9	$499.4	$(152.3)

Reconciliation of Statutory Federal Income Tax Expense (Benefit)

The provision (benefit) for income taxes in the accompanying consolidated statements of income differed from the statutory rate as follows:

( $ in millions)	2010		2009		2008
Income (loss) before income taxes	$1,565.2		$1,556.9		$(222.3)

Tax at statutory rate	$547.8	35%	$544.9	35%	$(77.8)	35%
Tax effect of:
Exempt interest income	(19.4)	(1)	(26.7)	(2)	(38.7)	17
Dividends received deduction	(17.2)	(1)	(17.9)	(1)	(35.0)	16
Tax-deductible dividends	(13.0)	(1)	0	0	0	0
Other items, net	(1.3)	0	(.9)	0	(.8)	0

Total income tax provision (benefit)	$496.9	32%	$499.4	32%	$(152.3)	68%

Deferred Tax Assets and Liabilities

At December 31, 2010 and 2009, the components of the net deferred tax asset were as follows:

(millions)	2010	2009
Deferred tax assets:
Unearned premiums reserve	$302.3	$290.5
Investment basis differences	286.3	345.4
Non-deductible accruals	158.9	158.5
Loss and loss adjustment expense reserves	120.4	118.9
Other	5.0	1.4
Deferred tax liabilities:
Net unrealized gains on securities	(413.2)	(231.6)
Hedges on forecasted transactions	(7.9)	(11.6)
Deferred acquisition costs	(146.0)	(140.8)
Property and equipment	(105.4)	(97.9)
Prepaid expenses	(12.6)	(8.8)
Deferred gain on extinguishment of debt	(5.8)	0
Other	(3.8)	(4.0)

Net deferred tax asset	178.2	420.0
Net income taxes recoverable (payable)	10.8	(3.3)

Income taxes	$189.0	$416.7

LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES (Tables)	12 Months Ended
Dec. 31, 2010
Liability for Unpaid Claims Adjustment Expense by Expense Type

Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2010	2009	2008
Balance at January 1	$6,653.0	$6,177.4	$5,942.7
Less reinsurance recoverables on unpaid losses	529.4	244.5	287.5

Net balance at January 1	6,123.6	5,932.9	5,655.2

Incurred related to:
Current year	10,451.7	10,040.9	9,981.8
Prior years	(320.4)	(136.0)	33.2

Total incurred	10,131.3	9,904.9	10,015.0

Paid related to:
Current year	6,841.0	6,542.2	6,700.4
Prior years	3,047.0	3,172.0	3,036.9

Total paid	9,888.0	9,714.2	9,737.3

Net balance at December 31	6,366.9	6,123.6	5,932.9
Plus reinsurance recoverables on unpaid losses	704.1	529.4	244.5

Balance at December 31	$7,071.0	$6,653.0	$6,177.4

REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2010
Reinsurance Information Table

The effect of reinsurance on premiums written and earned for the years ended December 31 was as follows:

	2010		2009		2008
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$14,700.0	$14,519.2	$14,196.3	$14,199.4	$13,775.6	$13,810.1
Ceded	(223.2)	(204.4)	(193.4)	(186.6)	(171.3)	(178.7)

Net premiums	$14,476.8	$14,314.8	$14,002.9	$14,012.8	$13,604.3	$13,631.4

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2010
Matching Contributions to Defined Contribution Plans

Matching contributions made by the company for the years ended December 31, were:

(millions)	2010	2009	2008
401(k) Plan	$61.3	$60.7	$	NA
SDRP	NA	NA		25.5
LTSP	NA	NA		30.9

Total	$61.3	$60.7		$56.4

NA = Not Applicable

Incentive Compensation Plans Expense Recognized in Earnings

The amounts charged to income for the incentive compensation plans for the years ended December 31, were:

	2010		2009		2008
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Cash	$257.3	$167.2	$120.4	$78.3	$140.3	$91.2
Equity	45.9	29.8	40.3	26.2	34.5	22.4

Employee Restricted Equity Awards Activity

A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2010		2009		2008
Restricted Equity Awards[1]	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	10,614,016	$17.04	8,260,696	$20.39	6,868,850	$22.33
Add (deduct):
Granted[2]	2,841,400	17.50	4,072,152	12.08	3,038,793	15.98
Vested	(1,337,647)	22.72	(1,239,281)	23.14	(1,281,560)	19.98
Forfeited	(435,943)	15.58	(479,551)	16.98	(365,387)	21.61

End of year[3,4]	11,681,826	$16.55	10,614,016	$17.04	8,260,696	$20.39

Available, end of year	20,328,180		4,753,038		8,424,255

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares.

[2]

In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2010, the number granted includes 134,644 units at a weighted average grant date fair value of  $0, since the dividends were factored into the grant date fair value of the original grant.

[3]

Includes performance-based awards at their target value. At December 31, 2010, we expect 2,707,572 performance-based awards to vest, based upon our current estimate of the achievement of pre-determined performance goals.

[4]

At December 31, 2010, the total unrecognized compensation cost related to unvested equity awards was  $78.8 million. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.56 years.

Employee Restricted Equity Awards Vesting Activity

Following is a summary of restricted equity awards, which vested during the year ended December 31, 2010:

	Number of Shares/Units	Aggregate Fair Value (millions)[1]
Deferred	222,740	$5.1
Non-deferred	1,114,907	25.3

Total	1,337,647	$30.4

[1]	Based on the respective grant date stock prices.

Employee Stock Options Activity

Following is a summary of all employee stock option activity during the years ended December 31:

	2010		2009		2008
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	5,102,888	$9.31	8,503,273	$7.71	11,738,502	$7.75
Add:
Antidilution adjustment	97,387	NA	NA	NA	NA	NA
Deduct:
Exercised	(3,283,859)	7.87	(3,394,633)	5.31	(3,235,229)	7.86
Forfeited	0	0	(5,752)	5.69	0	0

End of year	1,916,416	$11.31	5,102,888	$9.31	8,503,273	$7.71

Exercisable, end of year	1,916,416	$11.31	5,102,888	$9.31	8,503,273	$7.71

NA = Not Applicable

Schedule of Share Based Compensation Options Outstanding and Exercisable by Employees

The total pretax intrinsic value of options exercised during the year ended December 31, 2010, was  $40.8 million, based on the actual stock price at time of exercise.

The following employee stock options were outstanding and exercisable as of December 31, 2010:

Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Closing Stock Price
1,916,416	$11.31	$16.4 million	1.0 year	$19.87

Director Restricted Equity Awards Activity

A summary of all directors restricted stock activity during the years ended December 31, follows:

	2010		2009		2008
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	118,984	$15.79	105,420	$17.96	68,595	$23.52
Add (deduct):
Granted	112,670	20.75	129,467	15.78	105,420	17.96
Vested	(122,109)	15.82	(105,420)	17.96	(68,595)	23.52
Forfeited	0	0	(10,483)	15.74	0	0

End of year	109,545	$20.86	118,984	$15.79	105,420	$17.96

Available, end of year[1]	757,201		869,871		988,855

[1]	Represents shares available under the 2003 Directors Equity Incentive Plan.

Director Stock Options Activity

A summary of all stock option activity for both current and former directors during the years ended December 31, follows:

	2010		2009		2008
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	312,545	$8.46	401,357	$8.60	628,813	$7.97
Add:
Antidilution adjustment[1]	5,787	NA	NA	NA	NA	NA
Deduct:
Exercised	(198,207)	7.07	(88,812)	9.10	(227,456)	6.86

End of year	120,125	$10.34	312,545	$8.46	401,357	$8.60

Exercisable, end of year[2]	120,125	$10.34	312,545	$8.46	401,357	$8.60

NA = Not Applicable

[1]	See discussion above under Incentive Compensation Plans – Employees.

[2]	The 1998 Directors’ Stock Option Plan has expired.

Schedule of Share Based Compensation Options Outstanding and Exercisable by Directors

The following director stock options were outstanding and exercisable as of December 31, 2010:

Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Closing Stock Price
120,125	$10.34	$1.1 million	0.8 years	$19.87

Deferred Compensation Plans Disclosure

The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2010	2009
Progressive common shares[1]	$31.1	$23.1
Other investment funds	67.3	62.6

Total	$98.4	$85.7

[1]	Includes 0.5 million and 0.2 million common shares as of December 31, 2010 and 2009, respectively, to be distributed in common shares.

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2010
Reconciliation of Revenue and Operating Income from Segments to Consolidated

Following are the operating results for the years ended December 31:

	2010		2009		2008
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$7,419.7	$601.0	$7,414.8	$579.2	$7,362.0	$360.7
Direct	5,407.2	291.1	4,951.1	357.9	4,485.8	274.8

Total Personal Lines[1]	12,826.9	892.1	12,365.9	937.1	11,847.8	635.5
Commercial Auto	1,474.2	185.0	1,623.3	229.8	1,762.2	94.1
Other indemnity	13.7	6.4	23.6	8.7	21.4	5.3

Total underwriting operations	14,314.8	1,083.5	14,012.8	1,175.6	13,631.4	734.9

Service businesses	25.9	4.5	16.7	(2.7)	16.1	(4.3)
Investments[2]	616.2	604.3	534.1	523.0	(807.4)	(816.2)
Net gain on extinguishment of debt	6.4	6.4	0	0	0	0
Interest expense	NA	(133.5)	NA	(139.0)	NA	(136.7)

Consolidated total	$14,963.3	$1,565.2	$14,563.6	$1,556.9	$12,840.1	$(222.3)

[1]

Personal auto insurance accounted for 90% of the total Personal Lines segment net premiums earned in 2010, 2009, and 2008; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.

[2]	Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

NA = Not Applicable

Underwriting Margins and Combined Ratios for Underwriting Operations

Following are the underwriting margins/combined ratios for our underwriting operations for the years ended December 31:

	2010		2009		2008
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	8.1%	91.9	7.8%	92.2	4.9%	95.1
Direct	5.4	94.6	7.2	92.8	6.1	93.9
Total Personal Lines	7.0	93.0	7.6	92.4	5.4	94.6
Commercial Auto	12.5	87.5	14.2	85.8	5.3	94.7
Other indemnity[1]	NM	NM	NM	NM	NM	NM
Total underwriting operations	7.6	92.4	8.4	91.6	5.4	94.6

[1]	Underwriting margins/combined ratios are not meaningful (NM) for our other indemnity businesses due to the low level of premiums earned by, and the variability of loss costs in, such businesses.

OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2010
Comprehensive Income Table

The components of other comprehensive income (loss) for the years ended December 31, were as follows:

	2010			2009			2008
(millions)	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax
Unrealized gains (losses) arising during period:
Fixed maturities	$302.9	$(106.0)	$196.9	$519.4	$(181.8)	$337.6	$(407.6)	$142.7	$(264.9)
Equity securities	241.7	(84.6)	157.1	671.7	(235.1)	436.6	(238.6)	83.5	(155.1)
Net non-credit related OTTI losses, adjusted for valuation changes[1]	21.4	(7.5)	13.9	(24.1)	8.4	(15.7)	0	0	0
Reclassification adjustment for (gains) losses realized in net income:
Fixed maturities	46.3	(16.2)	30.1	(8.5)	3.0	(5.5)	9.7	(3.4)	6.3
Equity securities	(93.7)	32.8	(60.9)	(86.7)	30.3	(56.4)	(197.1)	69.0	(128.1)

Change in unrealized gains (losses)[2]	518.6	(181.5)	337.1	1,071.8	(375.2)	696.6	(833.6)	291.8	(541.8)
Net unrealized gains on forecasted transactions[3]	(10.6)	3.7	(6.9)	(5.1)	1.8	(3.3)	(4.4)	1.5	(2.9)
Foreign currency translation adjustment	1.2	(.9)	.3	1.4	0	1.4	0	0	0

Other comprehensive income (loss)	$509.2	$(178.7)	$330.5	$1,068.1	$(373.4)	$694.7	$(838.0)	$293.3	$(544.7)

[1]	For a further breakout of the components of this line, see table below.

[2]

December 31, 2009 excludes the  $189.6 million ( $291.8 million pretax) cumulative effect of change in accounting principle we recorded in June 2009 in accordance with the new accounting guidance for other-than-temporary impairments we adopted during the second quarter 2009.

[3]

Entered into for the purpose of managing interest rate risk associated with our debt issuances, and managing foreign currency risk associated with our forecasted foreign currency transaction. We expect to reclassify  $4.8 million into income during the next 12 months. During the third quarter 2010, we reclassified  $5.8 million (pretax) from accumulated other comprehensive income to net realized gains/losses on securities, reflecting the portion of the unrealized gain on the forecasted transaction that was related to the Debentures that were extinguished pursuant to our Tender Offer (see Note 4 – Debt for further discussion).

Other Than Temporary Impairment Losses on Investment Securities

The components of the net non-credit related OTTI losses, adjusted for valuation changes, for the years ended December 31, were as follows:

	2010			2009			2008
(millions)	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax
Changes in:
Non-credit related OTTI losses[1]	$(9.5)	$3.3	$(6.2)	$(40.1)	$14.0	$(26.1)	$0	$0	$0
Additional credit-related OTTI losses recognized on previously recorded non-credit related losses	4.3	(1.5)	2.8	0	0	0	0	0	0

Net non-credit related OTTI losses[2]	(5.2)	1.8	(3.4)	(40.1)	14.0	(26.1)	0	0	0
Sales/valuation changes on previously recorded non-credit related losses	26.6	(9.3)	17.3	16.0	(5.6)	10.4	0	0	0

Net non-credit related OTTI losses, adjusted for valuation changes	$21.4	$(7.5)	$13.9	$(24.1)	$8.4	$(15.7)	$0	$0	$0

[1]	Amount represents the portion of OTTI losses recognized in other comprehensive income during the year.

[2]

A positive amount for the year reflects credit losses reclassed from other comprehensive income that exceeded the amount of non-credit OTTI losses recognized in other comprehensive income during the year.

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2010
Schedule of Operating Lease Obligations	The minimum commitments under these agreements at December 31, 2010, were as follows:

(millions) Year	Commitments
2011	$68.4
2012	55.6
2013	35.7
2014	21.4
2015	9.7
Thereafter	14.5

Total	$205.3

Operating Lease Expense

The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions) Year	Expense
2010	$96.7
2009	109.0
2008	124.8

SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (Detail) (USD $) In Millions	Dec. 31, 2010
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 14,344.6
Fair Value	15,523.4
Amount At Which Shown In The Balance Sheet	15,523.4
Fixed Maturities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	11,630.8
Fair Value	11,850
Amount At Which Shown In The Balance Sheet	11,850
Fixed Maturities | Bonds | US Government and Government Agencies and Authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	3,203.2
Fair Value	3,242.6
Amount At Which Shown In The Balance Sheet	3,242.6
Fixed Maturities | Bonds | US States and Political Subdivisions Debt Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,955.5
Fair Value	1,989.1
Amount At Which Shown In The Balance Sheet	1,989.1
Fixed Maturities | Bonds | Public Utility, Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	145
Fair Value	144.5
Amount At Which Shown In The Balance Sheet	144.5
Fixed Maturities | Bonds | Corporate And Other Debt Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,434
Fair Value	2,501.6
Amount At Which Shown In The Balance Sheet	2,501.6
Fixed Maturities | Bonds | Asset-backed Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	3,403.1
Fair Value	3,469.7
Amount At Which Shown In The Balance Sheet	3,469.7
Fixed Maturities | Redeemable Preferred Stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	490
Fair Value	502.5
Amount At Which Shown In The Balance Sheet	502.5
Equity Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,623
Fair Value	2,582.6
Amount At Which Shown In The Balance Sheet	2,582.6
Equity Securities | Common Stocks, by Industry | Public Utility, Equities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	81.8
Fair Value	107.3
Amount At Which Shown In The Balance Sheet	107.3
Equity Securities | Common Stocks, by Industry | Banks, Trust and Insurance, Equities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	153.5
Fair Value	199.5
Amount At Which Shown In The Balance Sheet	199.5
Equity Securities | Common Stocks, by Industry | Industrial, Miscellaneous, and All Others
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	786.4
Fair Value	1,118.2
Amount At Which Shown In The Balance Sheet	1,118.2
Equity Securities | Nonredeemable Preferred Stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	601.3
Fair Value	1,157.6
Amount At Which Shown In The Balance Sheet	1,157.6
Short-term Investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,090.8
Fair Value	1,090.8
Amount At Which Shown In The Balance Sheet	$ 1,090.8

CONDENSED STATEMENTS OF INCOME (PARENT COMPANY) (Detail) (USD $) In Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenues
Net gain on extinguishment of debt	$ 6.4	$ 6.4		$ 0		$ 0
Total revenues		14,963.3		14,563.6		12,840.1
Expenses
Interest expense		133.5		139		136.7
Total expenses		13,398.1		13,006.7		13,062.4
Income (loss) before income taxes		1,565.2		1,556.9		(222.3)
Provision (benefit) for income taxes		496.9		499.4		(152.3)
Net income (loss)		1,068.3		1,057.5		(70)
Parent Company
Revenues
Dividends from subsidiaries		1,216.2	[1]	1,230.6	[1]	300.5	[1]
Undistributed income from subsidiaries		(73.5)		(78.7)		(304.2)
Equity in net income of subsidiaries		1,142.7		1,151.9		(3.7)
Intercompany investment income		6.6	[1]	8.5	[1]	41.3	[1]
Net gain on extinguishment of debt		6.4		0		0
Total revenues		1,155.7		1,160.4		37.6
Expenses
Interest expense		139.5		146.4		146.3
Deferred compensation		4.3	[2]	4.8	[2]	(5.7)	[2]
Other operating costs and expenses		3.9		3.3		3.4
Total expenses		147.7		154.5		144
Income (loss) before income taxes		1,008		1,005.9		(106.4)
Provision (benefit) for income taxes		(60.3)		(51.6)		(36.4)
Net income (loss)		$ 1,068.3		$ 1,057.5		$ (70)

[1]	Eliminated in consolidation.
[2]	See Note 4 - Employee Benefit Plans in these condensed financial statements.

CONDENSED BALANCE SHEETS (PARENT COMPANY) (Detail) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Assets
Income taxes	$ 189		$ 416.7
Other assets	251.9		195.7
Total assets	21,150.3		20,049.3
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	1,718.4	[1]	1,297.6	[1]
Debt	1,958.2		2,177.2
Total liabilities	15,101.4		14,300.7
Common Shares, $1.00 par value (authorized 900.0; issued 797.7 and 797.8, including treasury shares of 135.3 and 125.2)	662.4		672.6
Paid-in capital	1,007.1		939.7
Retained earnings	3,595.7		3,683.1
Total accumulated other comprehensive income	783.7		453.2
Total shareholders' equity	6,048.9		5,748.6		4,215.3
Total Liabilities and Shareholders' Equity	21,150.3		20,049.3
Parent Company
Assets
Investment in affiliate	1		1
Investment in subsidiaries	5,984.8	[2]	5,680.8	[2]
Receivable from investment subsidiary	2,120.2	[2]	2,242.2	[2]
Intercompany receivable	179.1	[2]	125	[2]
Income taxes	48.7		36.5
Other assets	70.2		65.5
Total assets	8,404		8,151
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	132.8		116.7
Dividend payable	264.1		108.5
Debt	1,958.2		2,177.2
Total liabilities	2,355.1		2,402.4
Common Shares, $1.00 par value (authorized 900.0; issued 797.7 and 797.8, including treasury shares of 135.3 and 125.2)	662.4		672.6
Paid-in capital	1,007.1		939.7
Retained earnings	3,595.7		3,683.1
Total accumulated other comprehensive income	783.7		453.2
Total shareholders' equity	6,048.9		5,748.6
Total Liabilities and Shareholders' Equity	$ 8,404		$ 8,151

[1]	See Note 12 - Litigation and Note 13 - Commitments and Contingencies for further discussion.
[2]	Eliminated in consolidation.

CONDENSED BALANCE SHEETS (PARENT COMPANY) (Parenthetical) (Detail) (USD $) In Millions, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Common Shares, par value	$ 1	$ 1
Common Shares, authorized	900	900
Common Shares, issued	797.7	797.8
Common Shares, treasury shares	135.3	125.2
Parent Company
Condensed Financial Statements, Captions [Line Items]
Common Shares, par value	$ 1	$ 1
Common Shares, authorized	900	900
Common Shares, issued	797.7	797.8
Common Shares, treasury shares	135.3	125.2

CONDENSED STATEMENTS OF CASH FLOWS (PARENT COMPANY) (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows From Operating Activities:
Net income (loss)	$ 1,068.3	$ 1,057.5	$ (70)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of stock-based compensation	45.9	40.3	34.5
Net gain on extinguishment of debt	(6.4)	0	0
Changes in:
Accounts payable, accrued expenses, and other liabilities	210.2	(71.8)	(101.2)
Income taxes	48.1	29.7	(423.8)
Other, net	(10)	(28.2)	61.3
Net cash provided by operating activities	1,679.3	1,486.8	1,549.2
Cash Flows From Investing Activities:
Net cash provided by (used in) investing activities	(486.5)	(1,178.6)	(1,312.5)
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	27.2	18.8	27
Tax benefit from exercise/vesting of stock-based compensation	14	9.7	11.1
Reacquisition of debt	(214.3)	0	0
Dividends paid to shareholders	(763.7)	0	(98.3)
Acquisition of treasury shares	(258.6)	(180.6)	(179.4)
Net cash used in financing activities	(1,195.4)	(152.1)	(239.6)
Increase (decrease) in cash	(1.8)	157.8	(2.9)
Cash, Beginning of year	160.7	2.9	5.8
Cash, end of year	158.9	160.7	2.9
Parent Company
Cash Flows From Operating Activities:
Net income (loss)	1,068.3	1,057.5	(70)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Undistributed income from subsidiaries	73.5	78.7	304.2
Amortization of stock-based compensation	2.4	1.8	1.8
Net gain on extinguishment of debt	(6.4)	0	0
Changes in:
Intercompany receivable	(54.1)	(22)	(18.6)
Accounts payable, accrued expenses, and other liabilities	7.3	12.5	(31.2)
Income taxes	(12.2)	31.1	(21.6)
Other, net	(1.9)	(5.6)	27.4
Net cash provided by operating activities	1,076.9	1,154	192
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(3.5)	(152.4)	(270.1)
Received from (paid to) investment subsidiary	122	(849.5)	317.7
Net cash provided by (used in) investing activities	118.5	(1,001.9)	47.6
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	27.2	18.8	27
Tax benefit from exercise/vesting of stock-based compensation	14	9.7	11.1
Reacquisition of debt	(214.3)	0	0
Dividends paid to shareholders	(763.7)	0	(98.3)
Acquisition of treasury shares	(258.6)	(180.6)	(179.4)
Net cash used in financing activities	(1,195.4)	(152.1)	(239.6)
Increase (decrease) in cash	0	0	0
Cash, Beginning of year	0	0	0
Cash, end of year	$ 0	$ 0	$ 0

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Additional Information (Detail) (USD $) In Billions	Dec. 31, 2010	Dec. 31, 2009
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Securities Held in Consolidated Non-Insurance Subsidiary	$ 2.2	$ 2.2

The Progressive Corporation Cash Paid (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Cash Flow, Supplemental [Line Items]
Income taxes, net of refunds	$ 434	$ 461.7	$ 258
Interest	$ 138.4	$ 144.7	$ 144.7

SUPPLEMENTARY INSURANCE INFORMATION (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	$ 417.2	[1]	$ 402.2	[1]	$ 414	[1]
Future policy benefits, losses, claims, and loss expenses	7,071	[1]	6,653	[1]	6,177.4	[1]
Unearned premiums	4,353.8	[1]	4,172.9	[1]	4,175.9	[1]
Other policy claims and benefits payable	0	[1]	0	[1]	0	[1]
Premium revenue	14,314.8		14,012.8		13,631.4
Net investment income	508.2	[1],[2]	495.9	[1],[2]	628.9	[1],[2]
Benefits, claims, losses, and settlement expenses	10,131.3		9,904.9		10,015
Amortization of deferred policy acquisition costs	1,359.9		1,364.6		1,358.1
Other operating expenses	1,740.1		1,567.7		1,523.4
Net premiums written	14,476.8		14,002.9		13,604.3
Personal Lines
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	12,826.9		12,365.9		11,847.8
Benefits, claims, losses, and settlement expenses	9,159.6		8,847		8,716.2
Amortization of deferred policy acquisition costs	1,188.1		1,171.6		1,147.9
Other operating expenses	1,587.1		1,410.2		1,348.2
Net premiums written	13,024.4		12,453.1		11,878.8
Commercial Auto Segment
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	1,474.2		1,623.3		1,762.2
Benefits, claims, losses, and settlement expenses	958.6		1,050.7		1,290.2
Amortization of deferred policy acquisition costs	167.9		187		203.3
Other operating expenses	162.7		155.8		174.6
Net premiums written	1,449.5		1,533.9		1,704.8
Other Indemnity
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	13.7	[3]	23.6		21.4
Benefits, claims, losses, and settlement expenses	13.1	[3]	7.2		8.6
Amortization of deferred policy acquisition costs	3.9	[3]	6		6.9
Other operating expenses	(9.7)	[3]	1.7		0.6
Net premiums written	$ 2.9	[3]	$ 15.9		$ 20.7

[1]	Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2]	Excludes total net realized gains (losses) on securities.
[3]	We sold our professional liability insurance businesses in the first quarter 2010. The gain on the sale is reflected in other operating expenses.

REINSURANCE (Detail) (Property, Liability and Casualty Insurance Segment, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplementary Insurance Information, by Segment [Line Items]
Gross Amount	$ 14,519.2	$ 14,199.4	$ 13,810.1
Ceded to Other Companies	204.4	186.6	178.7
Assumed From Other Companies	0	0	0
Net Amount	$ 14,314.8	$ 14,012.8	$ 13,631.4
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%

SUPPLEMENTAL INFORMATION CONCERNING PROPERTY - CASUALTY INSURANCE OPERATIONS (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplemental Information for Property, Casualty Insurance Underwriters [Line Items]
Losses and Loss Adjustment Expenses Incurred Related to Current Year	$ 10,451.7	$ 10,040.9	$ 9,981.8
Losses and Loss Adjustment Expenses Incurred Related to Prior Years	(320.4)	(136)	33.2
Paid Losses and Loss Adjustment Expenses	$ 9,888	$ 9,714.2	$ 9,737.3

REPORTING AND ACCOUNTING POLICIES - Additional Information (Detail)	Dec. 31, 2010 Land and Building	Dec. 31, 2009 Land and Building	Dec. 31, 2010 Computer Equipment	Dec. 31, 2010 Building and Building Improvements	Dec. 31, 2010 Property, Plant and Equipment, Other Types
Significant Accounting Policies [Line Items]
Minimum useful life (years)			2	10	3
Maximum useful life (years)			4	40	10
Land and buildings as a percentage of total property and equipment	76.00%	77.00%

Interest Capitalized (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Significant Accounting Policies [Line Items]
Capitalized Interest	$ 1.1	$ 2.6	$ 5

Stock-based Compensation (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Share based Compensation Arrangements by Share based Payment Award, Equity Instruments, Other Than Options, Restricted Stock Units [Line Items]
Pretax expense	$ 45.9	$ 40.3	$ 34.5
Tax benefit	$ 16.1	$ 14.1	$ 12.1

Supplemental Cash Flow Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Cash Flow, Supplemental [Line Items]
Income taxes, net of refunds	$ 434	$ 461.7	$ 258
Interest	$ 138.4	$ 144.7	$ 144.7

Investment Portfolio by Major Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010		Dec. 31, 2009
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Cost	$ 14,344.6	[1],[2]	$ 14,058.8	[1],[2]
Gross Unrealized Gains	1,270.8	[1],[2]	990.7	[1],[2]
Gross Unrealized Losses	(90.3)	[1],[2]	(328.9)	[1],[2]
Net Realized Gains (Losses)	(1.7)	[1],[2],[3]	(7.2)	[1],[2],[3]
Fair Value	15,523.4	[1],[2]	14,713.4	[1],[2]
% of Total Fair Value	100.00%	[1],[2]	100.00%	[1],[2]
US States and Political Subdivisions Debt Securities | Fixed Maturities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Cost	1,955.5		1,974.2
Gross Unrealized Gains	43		55.1
Gross Unrealized Losses	(9.4)		(5.3)
Net Realized Gains (Losses)	0	[3]	0	[3]
Fair Value	1,989.1		2,024
% of Total Fair Value	12.80%		13.80%
Fixed Maturities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Cost	11,630.8		11,717
Gross Unrealized Gains	304.1		173
Gross Unrealized Losses	(87.1)		(326.6)
Net Realized Gains (Losses)	2.2	[3]	0	[3]
Fair Value	11,850		11,563.4
% of Total Fair Value	76.30%		78.60%
Fixed Maturities | US Government Debt Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Cost	3,203.2		4,939.6
Gross Unrealized Gains	56.3		6.4
Gross Unrealized Losses	(16.9)		(128.5)
Net Realized Gains (Losses)	0	[3]	0	[3]
Fair Value	3,242.6		4,817.5
% of Total Fair Value	20.90%		32.80%
Fixed Maturities | Corporate Debt Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Cost	2,579		1,244.9
Gross Unrealized Gains	78.1		43.4
Gross Unrealized Losses	(13.3)		(6.9)
Net Realized Gains (Losses)	2.3	[3]	0	[3]
Fair Value	2,646.1		1,281.4
% of Total Fair Value	17.00%		8.70%
Fixed Maturities | Residential Mortgage Backed Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Cost	567.1		592
Gross Unrealized Gains	17.8		4.3
Gross Unrealized Losses	(21.3)		(79.9)
Net Realized Gains (Losses)	0	[3]	0	[3]
Fair Value	563.6		516.4
% of Total Fair Value	3.60%		3.50%
Fixed Maturities | Commercial Mortgage Backed Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Cost	1,772.1		1,572
Gross Unrealized Gains	66.9		37
Gross Unrealized Losses	(6.9)		(18.9)
Net Realized Gains (Losses)	0	[3]	0	[3]
Fair Value	1,832.1		1,590.1
% of Total Fair Value	11.80%		10.80%
Fixed Maturities | Other Asset Backed Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Cost	1,063.9		721.9
Gross Unrealized Gains	12.4		6.1
Gross Unrealized Losses	(2.2)		(1.8)
Net Realized Gains (Losses)	(0.1)	[3]	0	[3]
Fair Value	1,074		726.2
% of Total Fair Value	6.90%		4.90%
Fixed Maturities | Redeemable Preferred Stock
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Cost	490		671.3
Gross Unrealized Gains	29.6		20.7
Gross Unrealized Losses	(17.1)		(85.3)
Net Realized Gains (Losses)	0	[3]	0	[3]
Fair Value	502.5		606.7
% of Total Fair Value	3.30%		4.10%
Fixed Maturities | Other Debt Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Cost	0		1.1
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Net Realized Gains (Losses)	0	[3]	0	[3]
Fair Value	0		1.1
% of Total Fair Value	0.00%		0.00%
Equity Securities | Nonredeemable Preferred Stock
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Cost	601.3		665.4
Gross Unrealized Gains	560.2		597.6
Gross Unrealized Losses	0		0
Net Realized Gains (Losses)	(3.9)	[3]	(7.2)	[3]
Fair Value	1,157.6		1,255.8
% of Total Fair Value	7.50%		8.50%
Equity Securities | Common Equities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Cost	1,021.7		598.4
Gross Unrealized Gains	406.5		220.1
Gross Unrealized Losses	(3.2)		(2.3)
Net Realized Gains (Losses)	0	[3]	0	[3]
Fair Value	1,425		816.2
% of Total Fair Value	9.20%		5.60%
Short-term Investments | Other Short-term Investments
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Cost	1,090.8		1,078
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Net Realized Gains (Losses)	0	[3]	0	[3]
Fair Value	$ 1,090.8		$ 1,078
% of Total Fair Value	7.00%		7.30%

[1]	At December 31, 2010, we had $46.3 million of net unsettled security transactions offset in other assets, compared to $7.7 million offset in other liabilities at December 31, 2009.
[2]	The total fair value of the portfolio includes $2.2 billion at December 31, 2010 and 2009, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[3]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).

Investment Portfolio by Major Security Type (Parenthetical) (Detail) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Net unsettled security transactions offset in other assets	$ 46,300,000
Net unsettled security transactions offset in other liabilities		7,700,000
Securities in the portfolio of a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions	$ 2,200,000,000	$ 2,200,000,000

INVESTMENTS - Additional Information (Detail) (USD $) In Millions	1 Months Ended	3 Months Ended		12 Months Ended								3 Months Ended
	Jul. 31, 2010	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Foreign Government Debt	Dec. 31, 2009 Foreign Government Debt	Dec. 31, 2010 Interest Rate Swap	Dec. 31, 2009 Interest Rate Swap	Dec. 31, 2008 Interest Rate Swap	Jun. 30, 2010 Corporate Credit Default Swap	Jun. 30, 2009 Corporate Credit Default Swap	Dec. 31, 2010 Corporate Credit Default Swap	Dec. 31, 2009 Corporate Credit Default Swap	Dec. 31, 2008 Corporate Credit Default Swap	Dec. 31, 2010 Non-Income Producing Investments	Dec. 31, 2010 Equity Securities Common Equities	Dec. 31, 2009 Equity Securities Common Equities	Dec. 31, 2010 Fixed Income Securities	Sep. 30, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2007 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Schedule of Investments [Line Items]
Treasury Bills issued by the Australian government							$ 0	$ 0.9
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements				137.2
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months																	0
Gross unrealized losses			328.9	90.3	328.9													3.2	2.3	87.1
Tender offer, aggregate principal amount																					222.9
Hedge gain included in accumulated other comprehensive income																						34.4
Cash flow hedge gain recognized as an adjustment to interest expense				2.7	2.8	2.6
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	5.8	5.8
Realized gain on foreign currency cash flow hedge			0.9
Cash collateral received from the counterparties on our open positions											79.6			0.5
Cash collateral delivered to the counterparties on our open positions									52.2	0					0.6	0
Cash collateral collected from the counterparties on our open positions														1.1
Cash paid upfront when we entered position												$ 0.2	$ 0.6

Hybrid Securities (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Held-to-maturity Securities [Line Items]
Hybrid securities	$ 244.1	$ 66.3
Fixed Maturities
Schedule of Held-to-maturity Securities [Line Items]
Hybrid securities	191.3	0
Fixed Maturities | Corporate Debt Securities
Schedule of Held-to-maturity Securities [Line Items]
Hybrid securities	176.4	0
Fixed Maturities | Other Asset Backed Securities
Schedule of Held-to-maturity Securities [Line Items]
Hybrid securities	14.9	0
Equity Securities | Nonredeemable Preferred Stock
Schedule of Held-to-maturity Securities [Line Items]
Hybrid securities	$ 52.8	$ 66.3

Composition of Fixed Maturities by Maturity (Detail) (USD $) In Millions	Dec. 31, 2010
Schedule of Held-to-maturity Securities [Line Items]
Less than one year	$ 1,546.6
One to five years	7,704.9
Five to ten years	2,317.2
Ten years or greater	60.7
Total	11,629.4	[1]
Less than one year	1,562.5
One to five years	7,895.3
Five to ten years	2,329.8
Ten years or greater	61
Total	$ 11,848.6	[1]

[1]	Excludes $1.4 million of gains on the open credit default swap positions.

Composition of Fixed Maturities by Maturity (Parenthetical) (Detail) (Interest Rate Swap, USD $) In Millions	Dec. 31, 2010
Schedule of Held-to-maturity Securities [Line Items]
Available for sale securities debt maturities, gains on open interest rate swap position	$ 1.4

Gross Unrealized Losses by Major Security (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Total Fair Value	$ 2,684.6	$ 6,761.4
Gross Unrealized Losses	(90.3)	(328.9)
Less than 12 Months Fair Value	2,101.4	2,867
Less than 12 Months Unrealized Losses	(45.5)	(13.8)
12 Months or Greater Fair Value	583.2	3,894.4
12 Months or Greater Unrealized Losses	(44.8)	(315.1)
US States and Political Subdivisions Debt Securities | Fixed Maturities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Total Fair Value	461.9	448.6
Gross Unrealized Losses	(9.4)	(5.3)
Less than 12 Months Fair Value	454	41.3
Less than 12 Months Unrealized Losses	(8.7)	(0.2)
12 Months or Greater Fair Value	7.9	407.3
12 Months or Greater Unrealized Losses	(0.7)	(5.1)
Fixed Maturities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Total Fair Value	2,624.1	6,730.7
Gross Unrealized Losses	(87.1)	(326.6)
Less than 12 Months Fair Value	2,044.1	2,846.1
Less than 12 Months Unrealized Losses	(42.4)	(12.1)
12 Months or Greater Fair Value	580	3,884.6
12 Months or Greater Unrealized Losses	(44.7)	(314.5)
Fixed Maturities | US Government Debt Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Total Fair Value	495.3	4,595.3
Gross Unrealized Losses	(16.9)	(128.5)
Less than 12 Months Fair Value	495.3	2,408.1
Less than 12 Months Unrealized Losses	(16.9)	(6.4)
12 Months or Greater Fair Value	0	2,187.2
12 Months or Greater Unrealized Losses	0	(122.1)
Fixed Maturities | Corporate Debt Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Total Fair Value	589.3	344.2
Gross Unrealized Losses	(13.3)	(6.9)
Less than 12 Months Fair Value	541.3	264.6
Less than 12 Months Unrealized Losses	(11.6)	(1.8)
12 Months or Greater Fair Value	48	79.6
12 Months or Greater Unrealized Losses	(1.7)	(5.1)
Fixed Maturities | Residential Mortgage Backed Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Total Fair Value	314.1	367.4
Gross Unrealized Losses	(21.3)	(79.9)
Less than 12 Months Fair Value	74	27.9
Less than 12 Months Unrealized Losses	(1)	(2.5)
12 Months or Greater Fair Value	240.1	339.5
12 Months or Greater Unrealized Losses	(20.3)	(77.4)
Fixed Maturities | Commercial Mortgage Backed Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Total Fair Value	332	386.1
Gross Unrealized Losses	(6.9)	(18.9)
Less than 12 Months Fair Value	269.7	32.6
Less than 12 Months Unrealized Losses	(3.1)	(0.9)
12 Months or Greater Fair Value	62.3	353.5
12 Months or Greater Unrealized Losses	(3.8)	(18)
Fixed Maturities | Other Asset Backed Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Total Fair Value	214.8	81.6
Gross Unrealized Losses	(2.2)	(1.8)
Less than 12 Months Fair Value	209.8	71.6
Less than 12 Months Unrealized Losses	(1.1)	(0.3)
12 Months or Greater Fair Value	5	10
12 Months or Greater Unrealized Losses	(1.1)	(1.5)
Fixed Maturities | Redeemable Preferred Stock
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Total Fair Value	216.7	507.5
Gross Unrealized Losses	(17.1)	(85.3)
Less than 12 Months Fair Value	0	0
Less than 12 Months Unrealized Losses	0	0
12 Months or Greater Fair Value	216.7	507.5
12 Months or Greater Unrealized Losses	(17.1)	(85.3)
Equity Securities | Common Equities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Total Fair Value	60.5	30.7
Gross Unrealized Losses	(3.2)	(2.3)
Less than 12 Months Fair Value	57.3	20.9
Less than 12 Months Unrealized Losses	(3.1)	(1.7)
12 Months or Greater Fair Value	3.2	9.8
12 Months or Greater Unrealized Losses	$ (0.1)	$ (0.6)

OTTI Credit Losses Recognized in Earnings for which a Portion of the OTTI Losses were Recognized in Accumulated Other Comprehensive Income (Detail) (USD $) In Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2009		Dec. 31, 2010
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Beginning balance	$ 30.7	[1]	$ 48.5
Credit losses for which an OTTI was previously recognized	1.4		3.3
Credit losses for which an OTTI was not previously recognized	16.4		3.4
Change in recoveries of future cash flows expected to be collected	0	[1]	(5.7)	[2]
Reductions for previously recognized credit impairments written down to fair value	0	[3]	(9.7)	[3]
Ending balance	48.5		39.8
Corporate Debt Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Beginning balance	6.5	[1]	6.5
Credit losses for which an OTTI was previously recognized	0		0
Credit losses for which an OTTI was not previously recognized	0		0
Change in recoveries of future cash flows expected to be collected	0	[1]	0	[2]
Reductions for previously recognized credit impairments written down to fair value	0	[3]	0	[3]
Ending balance	6.5		6.5
Residential Mortgage Backed Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Beginning balance	24.2	[1]	41.1
Credit losses for which an OTTI was previously recognized	1.4		3
Credit losses for which an OTTI was not previously recognized	15.5		2.4
Change in recoveries of future cash flows expected to be collected	0	[1]	(5.3)	[2]
Reductions for previously recognized credit impairments written down to fair value	0	[3]	(8.9)	[3]
Ending balance	41.1		32.3
Commercial Mortgage Backed Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Beginning balance	0	[1]	0.9
Credit losses for which an OTTI was previously recognized	0		0.3
Credit losses for which an OTTI was not previously recognized	0.9		1
Change in recoveries of future cash flows expected to be collected	0	[1]	(0.4)	[2]
Reductions for previously recognized credit impairments written down to fair value	0	[3]	(0.8)	[3]
Ending balance	$ 0.9		$ 1

[1]	Reflects the period since adoption of the new accounting standards, which took effect beginning in the second quarter 2009.
[2]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
[3]	Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).

Components of Net Realized Gains (Losses) (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Gross realized gains on securities sales	$ 188.4	$ 340.7	$ 598.3
Gross realized losses on securities sales	(25.8)	(121.3)	(738.5)
Net realized gains (losses) on securities sales	162.6	219.4	(140.2)
Other-than-temporary impairment losses	(13.5)	(208.1)	(1,393.1)
Total net realized gains (losses) on securities	96.1	27.1	(1,445.1)
US States and Political Subdivisions Debt Securities | Fixed Maturities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Gross realized gains on securities sales	10	35.2	17.3
Gross realized losses on securities sales	0	(7.6)	0
Net realized gains (losses) on securities sales	10	27.6	17.3
Corporate And Other Debt Securities | Fixed Maturities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Gross realized gains on securities sales	30.9	20.5	5.5
Gross realized losses on securities sales	(0.5)	(0.5)	(13.1)
Net realized gains (losses) on securities sales	30.4	20	(7.6)
Other-than-temporary impairment losses	0	0	(69)
Fixed Maturities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Gross realized gains on securities sales	91	159.6	266
Gross realized losses on securities sales	(18.6)	(24)	(17.4)
Net realized gains (losses) on securities sales	72.4	135.6	248.6
Other-than-temporary impairment losses	(13)	(39)	(408.8)
Fixed Maturities | US Government Debt Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Gross realized gains on securities sales	39.8	103.1	243.2
Gross realized losses on securities sales	(12.9)	(2.1)	(0.7)
Net realized gains (losses) on securities sales	26.9	101	242.5
Fixed Maturities | Residential Mortgage Backed Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Gross realized gains on securities sales	0	0	0
Gross realized losses on securities sales	0	(3.2)	0
Net realized gains (losses) on securities sales	0	(3.2)	0
Other-than-temporary impairment losses	(11.1)	(32)	(38.2)
Fixed Maturities | Commercial Mortgage Backed Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Gross realized gains on securities sales	1	0.8	0
Gross realized losses on securities sales	0	(9.9)	(1.4)
Net realized gains (losses) on securities sales	1	(9.1)	(1.4)
Other-than-temporary impairment losses	(1.9)	(0.9)	(0.6)
Fixed Maturities | Other Asset Backed Securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Gross realized gains on securities sales	0.8	0	0
Gross realized losses on securities sales	0	(0.7)	(0.4)
Net realized gains (losses) on securities sales	0.8	(0.7)	(0.4)
Fixed Maturities | Redeemable Preferred Stock
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Gross realized gains on securities sales	8.5	0	0
Gross realized losses on securities sales	(5.2)	0	(1.8)
Net realized gains (losses) on securities sales	3.3	0	(1.8)
Other-than-temporary impairment losses	0	(6.1)	(301)
Equity Securities | Nonredeemable Preferred Stock
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Gross realized gains on securities sales	83.6	32.6	11.6
Gross realized losses on securities sales	0	(57.3)	(541.8)
Net realized gains (losses) on securities sales	83.6	(24.7)	(530.2)
Other-than-temporary impairment losses	0	(158.8)	(941.3)
Equity Securities | Common Equities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Gross realized gains on securities sales	13.8	148.5	320.7
Gross realized losses on securities sales	(7.2)	(40)	(179.3)
Net realized gains (losses) on securities sales	6.6	108.5	141.4
Other-than-temporary impairment losses	(0.5)	(10.3)	(43)
Hybrid and Derivative Instruments
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Net holding period gains (losses)	(53)	15.8	88.2
Hybrid and Derivative Instruments | Hybrid Preferred Stock
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Net holding period gains (losses)	5.5	14.5	(73.6)
Hybrid and Derivative Instruments | Derivative Instruments
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Net holding period gains (losses)	$ (58.5)	$ 1.3	$ 161.8

Components of Net Investment Income (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 520.1	$ 507	$ 637.7
Investment expenses	(11.9)	(11.1)	(8.8)
Net investment income	508.2	495.9	628.9
US States and Political Subdivisions Debt Securities | Fixed Maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	65.4	91.9	126.5
Fixed Maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	418.6	401.3	438.4
Fixed Maturities | US Government Debt Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	80.8	79.6	54.1
Fixed Maturities | Corporate Debt Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	84.3	48.2	53.4
Fixed Maturities | Residential Mortgage Backed Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	21.7	33.4	47.1
Fixed Maturities | Commercial Mortgage Backed Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	99.1	90.7	102.1
Fixed Maturities | Other Asset Backed Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	21.8	9.7	6.9
Fixed Maturities | Redeemable Preferred Stock
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	45.5	47.5	47
Fixed Maturities | Other Debt Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0	0.3	1.3
Equity Securities | Nonredeemable Preferred Stock
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	70.6	89.7	144.5
Equity Securities | Common Equities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	27.3	13.3	38.9
Short-term Investments | Auction Rate Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0	0	1.4
Short-term Investments | Other Short-term Investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 3.6	$ 2.7	$ 14.5

Derivative Instruments (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Derivative [Line Items]
Balance Sheet - Fair Value	$ (40.4)		$ (0.7)
Income Statement - Net Realized Gain (Loss) on Securities	(58.5)		1.3		161.8
Cash Flow Hedging | Closed Positions | Foreign Exchange Contract | Accumulated Other Comprehensive Income
Derivative [Line Items]
Notional Value	0	[1],[2]	8	[1],[2]	8	[1],[2]
Purpose	Forecasted transaction	[1]
Balance Sheet - Fair Value	0	[1]	0	[1]
Income Statement - Net Realized Gain (Loss) on Securities	0	[1]	0	[1]	0	[1]
Nondesignated | Closed Positions | Foreign Exchange Contract
Derivative [Line Items]
Notional Value	0	[1],[2]	8	[1],[2]	0	[1],[2]
Purpose	Manage currency risk	[1]
Balance Sheet - Fair Value	0	[1]	0	[1]
Income Statement - Net Realized Gain (Loss) on Securities	0	[1]	0.9	[1]	0	[1]
Nondesignated | Closed Positions | Ineffective Cash Flow Hedge
Derivative [Line Items]
Notional Value	223	[2],[3]	0	[2],[3]	0	[2],[3]
Purpose	Manage interest rate risk	[3]
Balance Sheet - Fair Value	0	[3]	0	[3]
Income Statement - Net Realized Gain (Loss) on Securities	5.8	[3]	0	[3]	0	[3]
Nondesignated | Closed Positions | Interest Rate Swap
Derivative [Line Items]
Notional Value	0	[2]	4,186	[2]	1,550	[2]
Purpose	Manage portfolio duration
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	0		10.4		57.1
Nondesignated | Closed Positions | Corporate Credit Default Swap
Derivative [Line Items]
Notional Value	25	[2]	7	[2]	545	[2]
Purpose	Manage credit risk
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	(0.2)		(0.4)		20.8
Nondesignated | Closed Positions | Asset Backed Credit Default Swap
Derivative [Line Items]
Notional Value	0	[2]	0	[2]	140	[2]
Purpose	General portfolio investing
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	0		0		(19.7)
Nondesignated | Closed Positions | Equity Contract
Derivative [Line Items]
Purpose	Manage price risk	[4]
Balance Sheet - Fair Value	0	[4]	0	[4]
Income Statement - Net Realized Gain (Loss) on Securities	0	[4]	(9.1)	[4]	0	[4]
Nondesignated | Derivative Financial Instruments, Assets | Interest Rate Swap | Fixed Maturities
Derivative [Line Items]
Notional Value	0	[2]	713	[2]	1,800	[2]
Purpose	Manage portfolio duration
Balance Sheet - Fair Value	0		0.1
Income Statement - Net Realized Gain (Loss) on Securities	0		0.1		104.3
Nondesignated | Derivative Financial Instruments, Assets | Corporate Credit Default Swap | Fixed Maturities
Derivative [Line Items]
Notional Value	35	[2]	0	[2]	0	[2]
Purpose	Manage credit risk
Balance Sheet - Fair Value	1.3		0
Income Statement - Net Realized Gain (Loss) on Securities	2.5		0		0
Nondesignated | Derivative Financial Instruments, Liabilities | Interest Rate Swap | Other Liabilities
Derivative [Line Items]
Notional Value	713	[2]	0	[2]	0	[2]
Purpose	Manage portfolio duration
Balance Sheet - Fair Value	(41.7)		0
Income Statement - Net Realized Gain (Loss) on Securities	(66.6)		0		0
Nondesignated | Derivative Financial Instruments, Liabilities | Corporate Credit Default Swap | Other Liabilities
Derivative [Line Items]
Notional Value	0	[2]	25	[2]	25	[2]
Purpose	Manage credit risk
Balance Sheet - Fair Value	0		(0.8)
Income Statement - Net Realized Gain (Loss) on Securities	$ 0		$ (0.6)		$ (0.7)

[1]	During the fourth quarter 2009, we reclassified our cash flow hedge and closed the position; see Cash Flow Hedges below for further discussion.
[2]	The amounts represent the value held at year-end for open positions and the maximum amount held during the year for closed positions.
[3]	During the third quarter 2010, we reclassified to net realized gains (losses) on securities the portion of the unrealized gain on forecasted transactions that was related to the $222.9 million of our Debentures that were extinguished pursuant to our Tender Offer (see Cash Flow Hedges below for further discussion).
[4]	Each contract is equivalent to 100 shares of common stock of the issuer; we had no option activity in 2010 or 2008.

Derivative Instruments (Parenthetical) (Detail) (USD $) In Millions, except Share data	Sep. 30, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2009 Nondesignated Closed Positions Equity Contract
Derivative [Line Items]
Tender offer, aggregate principal amount	$ 222.9
Each contract is equivalent to 100 shares of common stock of the issuer, equity options (contracts)		100

Composition of the Investment Portfolio by Major Security Type (Detail) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	$ 15,523.4	[1],[2]	$ 14,713.4	[1],[2]
Debt	2,105.7	[3]	2,154.2	[3]
US States and Political Subdivisions Debt Securities | Fair Value, Inputs, Level 1 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
US Government Debt Securities | Fair Value, Inputs, Level 1 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	3,242.6		4,817.5
Corporate Debt Securities | Fair Value, Inputs, Level 1 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Residential Mortgage Backed Securities | Fair Value, Inputs, Level 1 | Fixed Maturities | Asset-backed Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Other Asset Backed Securities | Fair Value, Inputs, Level 1 | Fixed Maturities | Asset-backed Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Redeemable Preferred Stock | Fair Value, Inputs, Level 1 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	23.4		17.8
Redeemable Preferred Stock | Fair Value, Inputs, Level 1 | Fixed Maturities | Banks, Trust and Insurance, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	23.4		17.8
Redeemable Preferred Stock | Fair Value, Inputs, Level 1 | Fixed Maturities | Public Utility, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Redeemable Preferred Stock | Fair Value, Inputs, Level 1 | Fixed Maturities | Industrial, Miscellaneous, and All Others
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Other Debt Securities | Fair Value, Inputs, Level 1 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Nonredeemable Preferred Stock | Fair Value, Inputs, Level 1 | Equity Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	490.2		604.2
Nonredeemable Preferred Stock | Fair Value, Inputs, Level 1 | Equity Securities | Banks, Trust and Insurance, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	490.2		604.2
Nonredeemable Preferred Stock | Fair Value, Inputs, Level 1 | Equity Securities | Public Utility, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Nonredeemable Preferred Stock | Fair Value, Inputs, Level 1 | Equity Securities | Industrial, Miscellaneous, and All Others
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Common Equities | Fair Value, Inputs, Level 1 | Equity Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,413.2		803.3
Common Equities | Fair Value, Inputs, Level 1 | Equity Securities | Common Stock Investment
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,413.2	[4]	803.3	[4]
Common Equities | Fair Value, Inputs, Level 1 | Equity Securities | Other Equity Like Investments
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	3,266		4,835.3
Fair Value, Inputs, Level 1 | Fixed Maturities | Asset-backed Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed Maturities | Asset-backed Securities | Commercial Mortgage Loans
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed Maturities | Debt Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	3,242.6		4,817.5
Fair Value, Inputs, Level 1 | Total Fixed Maturities and Equity Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	5,169.4		6,242.8
US States and Political Subdivisions Debt Securities | Fair Value, Inputs, Level 2 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,989.1		2,024
US Government Debt Securities | Fair Value, Inputs, Level 2 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Corporate Debt Securities | Fair Value, Inputs, Level 2 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	2,616.6		1,253.2
Residential Mortgage Backed Securities | Fair Value, Inputs, Level 2 | Fixed Maturities | Asset-backed Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	466.9		470.3
Other Asset Backed Securities | Fair Value, Inputs, Level 2 | Fixed Maturities | Asset-backed Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,069		718.4
Redeemable Preferred Stock | Fair Value, Inputs, Level 2 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	479.1		535.8
Redeemable Preferred Stock | Fair Value, Inputs, Level 2 | Fixed Maturities | Banks, Trust and Insurance, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	172.4		231.9
Redeemable Preferred Stock | Fair Value, Inputs, Level 2 | Fixed Maturities | Public Utility, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	71.4		66.9
Redeemable Preferred Stock | Fair Value, Inputs, Level 2 | Fixed Maturities | Industrial, Miscellaneous, and All Others
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	235.3		237
Other Debt Securities | Fair Value, Inputs, Level 2 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Nonredeemable Preferred Stock | Fair Value, Inputs, Level 2 | Equity Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	667.4		651.6
Nonredeemable Preferred Stock | Fair Value, Inputs, Level 2 | Equity Securities | Banks, Trust and Insurance, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	565.1		534.2
Nonredeemable Preferred Stock | Fair Value, Inputs, Level 2 | Equity Securities | Public Utility, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	67.9		65.8
Nonredeemable Preferred Stock | Fair Value, Inputs, Level 2 | Equity Securities | Industrial, Miscellaneous, and All Others
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	34.4		51.6
Common Equities | Fair Value, Inputs, Level 2 | Equity Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Common Equities | Fair Value, Inputs, Level 2 | Equity Securities | Common Stock Investment
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0	[4]	0	[4]
Common Equities | Fair Value, Inputs, Level 2 | Equity Securities | Other Equity Like Investments
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	8,425.3		6,570.2
Fair Value, Inputs, Level 2 | Fixed Maturities | Asset-backed Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	3,340.5		2,757.2
Fair Value, Inputs, Level 2 | Fixed Maturities | Asset-backed Securities | Commercial Mortgage Loans
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,804.6		1,568.5
Fair Value, Inputs, Level 2 | Fixed Maturities | Debt Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	4,605.7		3,277.2
Fair Value, Inputs, Level 2 | Total Fixed Maturities and Equity Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	9,092.7		7,221.8
US States and Political Subdivisions Debt Securities | Fair Value, Inputs, Level 3 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
US Government Debt Securities | Fair Value, Inputs, Level 3 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Corporate Debt Securities | Fair Value, Inputs, Level 3 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	29.5		28.2
Residential Mortgage Backed Securities | Fair Value, Inputs, Level 3 | Fixed Maturities | Asset-backed Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	96.7		46.1
Other Asset Backed Securities | Fair Value, Inputs, Level 3 | Fixed Maturities | Asset-backed Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	5		7.8
Redeemable Preferred Stock | Fair Value, Inputs, Level 3 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		53.1
Redeemable Preferred Stock | Fair Value, Inputs, Level 3 | Fixed Maturities | Banks, Trust and Insurance, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Redeemable Preferred Stock | Fair Value, Inputs, Level 3 | Fixed Maturities | Public Utility, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Redeemable Preferred Stock | Fair Value, Inputs, Level 3 | Fixed Maturities | Industrial, Miscellaneous, and All Others
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		53.1
Other Debt Securities | Fair Value, Inputs, Level 3 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		1.1
Nonredeemable Preferred Stock | Fair Value, Inputs, Level 3 | Equity Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Nonredeemable Preferred Stock | Fair Value, Inputs, Level 3 | Equity Securities | Banks, Trust and Insurance, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Nonredeemable Preferred Stock | Fair Value, Inputs, Level 3 | Equity Securities | Public Utility, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Nonredeemable Preferred Stock | Fair Value, Inputs, Level 3 | Equity Securities | Industrial, Miscellaneous, and All Others
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		0
Common Equities | Fair Value, Inputs, Level 3 | Equity Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	11.8		12.9
Common Equities | Fair Value, Inputs, Level 3 | Equity Securities | Common Stock Investment
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0	[4]	0	[4]
Common Equities | Fair Value, Inputs, Level 3 | Equity Securities | Other Equity Like Investments
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	11.8		12.9
Fair Value, Inputs, Level 3 | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	158.7		157.9
Fair Value, Inputs, Level 3 | Fixed Maturities | Asset-backed Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	129.2		75.5
Fair Value, Inputs, Level 3 | Fixed Maturities | Asset-backed Securities | Commercial Mortgage Loans
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	27.5		21.6
Fair Value, Inputs, Level 3 | Fixed Maturities | Debt Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	29.5		29.3
Fair Value, Inputs, Level 3 | Total Fixed Maturities and Equity Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	170.5		170.8
US States and Political Subdivisions Debt Securities | Carrying (Reported) Amount, Fair Value Disclosure | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,955.5		1,974.2
US Government Debt Securities | Carrying (Reported) Amount, Fair Value Disclosure | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	3,203.2		4,939.6
Corporate Debt Securities | Carrying (Reported) Amount, Fair Value Disclosure | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	2,579		1,244.9
Residential Mortgage Backed Securities | Carrying (Reported) Amount, Fair Value Disclosure | Fixed Maturities | Asset-backed Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	567.1		592
Other Asset Backed Securities | Carrying (Reported) Amount, Fair Value Disclosure | Fixed Maturities | Asset-backed Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,063.9		721.9
Redeemable Preferred Stock | Carrying (Reported) Amount, Fair Value Disclosure | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	490		671.3
Redeemable Preferred Stock | Carrying (Reported) Amount, Fair Value Disclosure | Fixed Maturities | Banks, Trust and Insurance, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	183.8		277.2
Redeemable Preferred Stock | Carrying (Reported) Amount, Fair Value Disclosure | Fixed Maturities | Public Utility, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	70.2		69.4
Redeemable Preferred Stock | Carrying (Reported) Amount, Fair Value Disclosure | Fixed Maturities | Industrial, Miscellaneous, and All Others
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	236		324.7
Other Debt Securities | Carrying (Reported) Amount, Fair Value Disclosure | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		1.1
Nonredeemable Preferred Stock | Carrying (Reported) Amount, Fair Value Disclosure | Equity Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	601.3		665.4
Nonredeemable Preferred Stock | Carrying (Reported) Amount, Fair Value Disclosure | Equity Securities | Banks, Trust and Insurance, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	514.3		561.6
Nonredeemable Preferred Stock | Carrying (Reported) Amount, Fair Value Disclosure | Equity Securities | Public Utility, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	50.8		50.8
Nonredeemable Preferred Stock | Carrying (Reported) Amount, Fair Value Disclosure | Equity Securities | Industrial, Miscellaneous, and All Others
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	36.2		53
Common Equities | Carrying (Reported) Amount, Fair Value Disclosure | Equity Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,021.7		598.4
Common Equities | Carrying (Reported) Amount, Fair Value Disclosure | Equity Securities | Common Stock Investment
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,017.6	[4]	593.2	[4]
Common Equities | Carrying (Reported) Amount, Fair Value Disclosure | Equity Securities | Other Equity Like Investments
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	4.1		5.2
Carrying (Reported) Amount, Fair Value Disclosure
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	14,344.6		14,058.8
Debt	1,958.2	[3]	2,177.2	[3]
Carrying (Reported) Amount, Fair Value Disclosure | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	11,630.8		11,717
Carrying (Reported) Amount, Fair Value Disclosure | Fixed Maturities | Asset-backed Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	3,403.1		2,885.9
Carrying (Reported) Amount, Fair Value Disclosure | Fixed Maturities | Asset-backed Securities | Commercial Mortgage Loans
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,772.1		1,572
Carrying (Reported) Amount, Fair Value Disclosure | Fixed Maturities | Debt Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	7,737.7		8,159.8
Carrying (Reported) Amount, Fair Value Disclosure | Total Fixed Maturities and Equity Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	13,253.8		12,980.8
Carrying (Reported) Amount, Fair Value Disclosure | Short-term Investments
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,090.8	[5]	1,078	[5]
US States and Political Subdivisions Debt Securities | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,989.1		2,024
US Government Debt Securities | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	3,242.6		4,817.5
Corporate Debt Securities | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	2,646.1		1,281.4
Residential Mortgage Backed Securities | Fixed Maturities | Asset-backed Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	563.6		516.4
Other Asset Backed Securities | Fixed Maturities | Asset-backed Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,074		726.2
Redeemable Preferred Stock | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	502.5		606.7
Redeemable Preferred Stock | Fixed Maturities | Banks, Trust and Insurance, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	195.8		249.7
Redeemable Preferred Stock | Fixed Maturities | Public Utility, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	71.4		66.9
Redeemable Preferred Stock | Fixed Maturities | Industrial, Miscellaneous, and All Others
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	235.3		290.1
Other Debt Securities | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	0		1.1
Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	11,850		11,563.4
Fixed Maturities | Asset-backed Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	3,469.7		2,832.7
Fixed Maturities | Asset-backed Securities | Commercial Mortgage Loans
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,832.1		1,590.1
Fixed Maturities | Debt Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	7,877.8		8,124
Nonredeemable Preferred Stock | Equity Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,157.6		1,255.8
Nonredeemable Preferred Stock | Equity Securities | Banks, Trust and Insurance, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,055.3		1,138.4
Nonredeemable Preferred Stock | Equity Securities | Public Utility, Equities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	67.9		65.8
Nonredeemable Preferred Stock | Equity Securities | Industrial, Miscellaneous, and All Others
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	34.4		51.6
Common Equities | Equity Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,425		816.2
Common Equities | Equity Securities | Common Stock Investment
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	1,413.2	[4]	803.3	[4]
Common Equities | Equity Securities | Other Equity Like Investments
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	11.8		12.9
Total Fixed Maturities and Equity Securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	14,432.6		13,635.4
Short-term Investments
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	$ 1,090.8	[5]	$ 1,078	[5]

[1]	At December 31, 2010, we had $46.3 million of net unsettled security transactions offset in other assets, compared to $7.7 million offset in other liabilities at December 31, 2009.
[2]	The total fair value of the portfolio includes $2.2 billion at December 31, 2010 and 2009, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[3]	Debt is not subject to measurement at fair value in the Consolidated Balance Sheets. Therefore, it is not broken out by hierarchy level; fair values are obtained from external sources.
[4]	Common stocks are managed externally to track the Russell 1000 Index. Therefore, a break-out by major sector type is not provided.
[5]	Due to the underlying nature of these securities, cost approximates fair value.

FAIR VALUE - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010		Dec. 31, 2009
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Quoted prices percentage of fair value assets	100.00%	[1],[2]	100.00%	[1],[2]
Portfolio	$ 15,523.4	[1],[2]	$ 14,713.4	[1],[2]
Fair Value, Inputs, Level 1 | Vendor Quoted Pricing
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Quoted prices percentage of fair value assets	63.00%		77.00%
Fair Value, Inputs, Level 2 | Vendor Quoted Pricing
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Quoted prices percentage of fair value assets	94.00%		92.00%
Common Equities | Fair Value, Inputs, Level 3 | Internal Pricing
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	10.2		10.2
Fair Value, Inputs, Level 3 | Internal Pricing | Fixed Maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Portfolio	$ 0.5		$ 0.3

[1]	At December 31, 2010, we had $46.3 million of net unsettled security transactions offset in other assets, compared to $7.7 million offset in other liabilities at December 31, 2009.
[2]	The total fair value of the portfolio includes $2.2 billion at December 31, 2010 and 2009, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Summary of Changes in Fair Value Associated With Level 3 Assets (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	$ 170.8		$ 235.4
Calls/ Maturities/ Paydowns	(25.6)		(23.5)
Purchases	55.6		60.4
Sales	(0.3)		(124.2)
Net Realized (gain)/loss	0.3		3.9
Change in Valuation	11.2		37
Net Transfers in (out)	(41.5)	[1]	(18.2)	[2]
Ending Fair Value	170.5		170.8
Corporate Debt Securities | Fixed Maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	28.2		24.2
Calls/ Maturities/ Paydowns	0		0
Purchases	0		0
Sales	0		0
Net Realized (gain)/loss	0		0
Change in Valuation	1.3		4
Net Transfers in (out)	0	[1]	0	[2]
Ending Fair Value	29.5		28.2
Residential Mortgage Backed Securities | Asset-backed Securities | Fixed Maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	46.1		0.3
Calls/ Maturities/ Paydowns	(20.9)		(3.9)
Purchases	55.6		49.4
Sales	0		0
Net Realized (gain)/loss	0		0
Change in Valuation	4.8		0.3
Net Transfers in (out)	11.1	[1]	0	[2]
Ending Fair Value	96.7		46.1
Commercial Mortgage Backed Securities | Asset-backed Securities | Fixed Maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	21.6		26.4
Calls/ Maturities/ Paydowns	0		(0.8)
Purchases	0		0
Sales	0		(23.3)
Net Realized (gain)/loss	0		6.3
Change in Valuation	5.4		20.2
Net Transfers in (out)	0.5	[1]	(7.2)	[2]
Ending Fair Value	27.5		21.6
Other Asset Backed Securities | Asset-backed Securities | Fixed Maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	7.8		11
Calls/ Maturities/ Paydowns	(2.6)		(3.5)
Purchases	0		11
Sales	0		0
Net Realized (gain)/loss	0		0
Change in Valuation	(0.2)		0.3
Net Transfers in (out)	0	[1]	(11)	[2]
Ending Fair Value	5		7.8
Redeemable Preferred Stock | Industrial, Miscellaneous, and All Others | Fixed Maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	53.1		44.7
Calls/ Maturities/ Paydowns	0		0
Purchases	0		0
Sales	0		0
Net Realized (gain)/loss	0		0
Change in Valuation	0		8.4
Net Transfers in (out)	(53.1)	[1]	0	[2]
Ending Fair Value	0		53.1
Other Debt Securities | Fixed Maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	1.1		3
Calls/ Maturities/ Paydowns	0		0
Purchases	0		0
Sales	0		(1.1)
Net Realized (gain)/loss	0		(1.8)
Change in Valuation	(1.1)		1
Net Transfers in (out)	0	[1]	0	[2]
Ending Fair Value	0		1.1
Asset-backed Securities | Fixed Maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	75.5		37.7
Calls/ Maturities/ Paydowns	(23.5)		(8.2)
Purchases	55.6		60.4
Sales	0		(23.3)
Net Realized (gain)/loss	0		6.3
Change in Valuation	10		20.8
Net Transfers in (out)	11.6	[1]	(18.2)	[2]
Ending Fair Value	129.2		75.5
Fixed Maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	157.9		109.6
Calls/ Maturities/ Paydowns	(23.5)		(8.2)
Purchases	55.6		60.4
Sales	0		(24.4)
Net Realized (gain)/loss	0		4.5
Change in Valuation	10.2		34.2
Net Transfers in (out)	(41.5)	[1]	(18.2)	[2]
Ending Fair Value	158.7		157.9
Nonredeemable Preferred Stock | Industrial, Miscellaneous, and All Others | Equity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	0		112.3
Calls/ Maturities/ Paydowns	0		(15.2)
Purchases	0		0
Sales	0		(99.8)
Net Realized (gain)/loss	0		(0.6)
Change in Valuation	0		3.3
Net Transfers in (out)	0	[1]	0	[2]
Ending Fair Value	0		0
Common Equities | Other Equity Like Investments | Equity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	12.9		13.5
Calls/ Maturities/ Paydowns	(2.1)		(0.1)
Purchases	0		0
Sales	(0.3)		0
Net Realized (gain)/loss	0.3		0
Change in Valuation	1		(0.5)
Net Transfers in (out)	0	[1]	0	[2]
Ending Fair Value	$ 11.8		$ 12.9

[1]	The net $(41.5) million of transfers out of Level 3 included: a $12.1 million transfer into Level 3 and subsequently transferred out of Level 3 at $(15.1) million due to sufficient trade volume, a $(53.1) million transfer out of Level 3 due to the availability of vendor pricing on a redeemable preferred stock, and $14.6 million of transfers into Level 3 due to the lack of trade volume.
[2]	Of the $(18.2) million of transfers out of Level 3, $(11.0) million was due to a privately placed other asset-backed security that was priced internally at acquisition. The security was transferred into the Level 2 category once pricing was provided by a vendor. The remaining $(7.2) million transferred out of Level 3 and placed into the Level 2 category reflects changes in the inputs used to measure fair value during the period.

Summary of Changes in Fair Value Associated With Level 3 Assets (Parenthetical) (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transferred out of Level 3 into Level 2	$ (41.5)	[1]	$ (18.2)	[2]
Commercial Mortgage Backed Securities | Asset-backed Securities | Fixed Maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transferred out of Level 3 into Level 2	0.5	[1]	(7.2)	[2]
Transferred out of Level 3 into Level 2			(7.2)
Other Asset Backed Securities | Asset-backed Securities | Fixed Maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transferred out of Level 3 into Level 2	0	[1]	(11)	[2]
Transferred out of Level 3 into Level 2			(11)
Redeemable Preferred Stock | Industrial, Miscellaneous, and All Others | Fixed Maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transferred out of Level 3 into Level 2	(53.1)	[1]	0	[2]
Transferred out of Level 3 into Level 2	(53.1)
Asset-backed Securities | Fixed Maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transferred out of Level 3 into Level 2	11.6	[1]	(18.2)	[2]
Asset-backed Securities | Fixed Maturities | Transferred Into and Out of Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transferred into Level 3	12.1
Transferred out of Level 3 into Level 2	(15.1)
Asset-backed Securities | Fixed Maturities | Transferred Into Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transferred into Level 3	14.6
Fixed Maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transferred out of Level 3 into Level 2	(41.5)	[1]	(18.2)	[2]
Transferred out of Level 3 into Level 2			$ (18.2)

[1]	The net $(41.5) million of transfers out of Level 3 included: a $12.1 million transfer into Level 3 and subsequently transferred out of Level 3 at $(15.1) million due to sufficient trade volume, a $(53.1) million transfer out of Level 3 due to the availability of vendor pricing on a redeemable preferred stock, and $14.6 million of transfers into Level 3 due to the lack of trade volume.
[2]	Of the $(18.2) million of transfers out of Level 3, $(11.0) million was due to a privately placed other asset-backed security that was priced internally at acquisition. The security was transferred into the Level 2 category once pricing was provided by a vendor. The remaining $(7.2) million transferred out of Level 3 and placed into the Level 2 category reflects changes in the inputs used to measure fair value during the period.

Debt (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Carrying Value	$ 1,958.2	$ 2,177.2
Fair Value	2,105.7	2,154.2
Debt instrument, outstanding	1,977.1
6.375% Senior Notes due 2012
Debt Instrument [Line Items]
Carrying Value	349.6	349.2
Fair Value	369.3	375.1
Debt instrument, face amount	350	350
Notes 7 Percent Due 2013
Debt Instrument [Line Items]
Carrying Value	149.6	149.5
Fair Value	165	166.9
Debt instrument, face amount	150	150
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying Value	294.8	294.7
Fair Value	329.9	317.9
Debt instrument, face amount	300	300
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying Value	394.2	394.1
Fair Value	433.3	409.4
Debt instrument, face amount	400	400
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Carrying Value	770	989.7
Fair Value	808.2	884.9
Debt instrument, face amount	1,000	1,000
Debt instrument, outstanding	$ 777.1	$ 777.1

DEBT - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 31, 2010	Jun. 30, 2010	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Debt Instrument [Line Items]
Debt interest payments				Interest on all debt is payable semiannually at the stated rates. However, the 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (the “Debentures”) will only bear interest at this fixed annual rate through, but excluding, June 15, 2017. Thereafter, the Debentures will bear interest at an annual rate equal to the three-month LIBOR plus 2.0175%, and the interest will be payable quarterly.
Debt redemption terms				The 7% Notes are noncallable. The 6.375% Senior Notes, the 6 5/8% Senior Notes, and the 6.25% Senior Notes (collectively, “Senior Notes”) may be redeemed in whole or in part at any time, at our option, subject to a “make-whole” provision. The Debentures may be redeemed, in whole or in part, at any time: (a) prior to June 15, 2017, at a redemption price equal to the greater of (i) 100% of the principal amount of the Debentures being redeemed, or (ii) a “make-whole” amount, in each case plus any accrued and unpaid interest; or (b) on or after June 15, 2017, at a redemption price equal to 100% of the principal amount of the Debentures being redeemed, plus any accrued and unpaid interest.
364-Day Secured Liquidity Credit Facility Agreement with PNC Bank, National Association (PNC), interest rate terms				Base Rate Loans will bear daily interest at the greater of (a) PNC's prime rate for such day, (b) the federal funds effective rate for such day plus 1/2% per annum, or (c) one-month LIBOR plus 2% per annum.
Consideration paid for revolving agreement				$ 62,500	$ 12,500
Net gain on debt extinguishment		6,400,000		6,400,000	0	0
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	5,800,000		5,800,000
364-Day Secured Liquidity Credit Facility Agreement with PNC Bank, National Association (PNC), initial borrowing capacity				125,000,000	125,000,000	125,000,000
364-Day Secured Liquidity Credit Facility Agreement with PNC Bank, National Association (PNC), Maximum borrowing capacity				150,000,000	150,000,000	150,000,000
Amount deposited into an FDIC-insured deposit account at NCB					125,000,000
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Tender offer, aggregate principal amount			222,900,000
Principal amount of Debentures		1,000
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 | Upper Limit
Debt Instrument [Line Items]
Tender offer, aggregate principal amount		350,000,000
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 | Early Tender Premium
Debt Instrument [Line Items]
Tendered payment amount per $1,000 principal amount of the Debentures		50
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 | Tendered by June 23, 2010
Debt Instrument [Line Items]
Tendered payment amount per $1,000 principal amount of the Debentures		950
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Consent fee for each $1,000 principal amount of Notes		5
Principal amount of Debentures		1,000
Description of Consent Solicitation and Replacement Capital Covenant		As a condition of the Tender Offer, we solicited consents (the “Consent Solicitation”) from the holders of our 6.25% Senior Notes to terminate the Replacement Capital Covenant (the “RCC”) relating to the 6.25% Senior Notes. The RCC was originally entered into by Progressive in June 2007 for the benefit of the holders of the 6.25% Senior Notes in connection with the issuance of the Debentures. Under the RCC, we agreed that we would not repay, redeem, defease, or purchase all or any part of the Debentures before June 15, 2047, unless Progressive was to obtain a specified portion of the funds used in the transaction through the sale of its common shares or certain other equity or equity-like securities. The RCC was terminated on June 23, 2010, the expiration date of the Consent Solicitation, at which time we had received the consent of holders of a majority of the outstanding aggregate principal amount of the 6.25% Senior Notes. Those holders who validly delivered their consent by the expiration date received a consent fee of $5.00 for each $1,000 principal amount of their 6.25% Senior Notes.
Early Tender Premium
Debt Instrument [Line Items]
Tender Offer Aggregate Principal Amount Tendered		$ 222,900,000

Unrealized Gains (Losses) from Debt Hedges Included in Accumulated Other Comprehensive Income (Detail) (USD $) In Millions	Dec. 31, 2010 6.375% Senior Notes due 2012	Dec. 31, 2001 6.375% Senior Notes due 2012	Dec. 31, 2010 6 5/8% Senior Notes due 2029	Dec. 31, 1999 6 5/8% Senior Notes due 2029	Dec. 31, 2010 6.25% Senior Notes due 2032	Dec. 31, 2002 6.25% Senior Notes due 2032	Dec. 31, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2007 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss)		$ 18.4		$ (4.2)		$ 5.1		$ 34.4
Unamortized Balance	$ 2.6		$ (3.7)		$ 4.5		$ 19.2

Aggregate Principal Payments On Debt Outstanding (Detail) (USD $) In Millions	Dec. 31, 2010
Debt Outstanding [Line Items]
2011	$ 0
2012	350
2013	150
2014	0
2015	0
Thereafter	1,477.1
Total	$ 1,977.1

Components of Income Tax Provision (Benefit) (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Line Items]
Current tax provision	$ 433.9	$ 491	$ 255.4
Deferred tax expense (benefit)	63	8.4	(407.7)
Provision (benefit) for income taxes	$ 496.9	$ 499.4	$ (152.3)

Reconciliation of Provision (Benefit) for Income Taxes Reported in the Consolidated Statements Of Income with Tax at the Statutory Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Line Items]
Income (loss) before income taxes	$ 1,565.2	$ 1,556.9	$ (222.3)
Tax at statutory rate	547.8	544.9	(77.8)
Exempt interest income	(19.4)	(26.7)	(38.7)
Dividends received deduction	(17.2)	(17.9)	(35)
Tax-deductible dividends	(13)	0	0
Other items, net	(1.3)	(0.9)	(0.8)
Provision (benefit) for income taxes	$ 496.9	$ 499.4	$ (152.3)
Tax at statutory rate	35.00%	35.00%	35.00%
Tax rate attributable to exempt interest income	(1.00%)	(2.00%)	17.00%
Tax rate attributable to dividends received deduction	(1.00%)	(1.00%)	16.00%
Tax rate attributale to Tax-deductible dividends	(1.00%)	0.00%	0.00%
Tax rate attributable to other items, net	0.00%	0.00%	0.00%
Tax rate used in the consolidated statements of income	32.00%	32.00%	68.00%

Components of the Net Deferred Tax Assets (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Unearned premiums reserve	$ 302.3	$ 290.5
Investment basis differences	286.3	345.4
Non-deductible accruals	158.9	158.5
Loss and loss adjustment expense reserves	120.4	118.9
Other	5	1.4
Deferred tax liabilities:
Net unrealized gains on securities	(413.2)	(231.6)
Hedges on forecasted transactions	(7.9)	(11.6)
Deferred acquisition costs	(146)	(140.8)
Property and equipment	(105.4)	(97.9)
Prepaid expenses	(12.6)	(8.8)
Deferred gain on extinguishment of debt	(5.8)	0
Other	(3.8)	(4)
Net deferred tax asset	178.2	420
Net income taxes recoverable (payable)	10.8	(3.3)
Income taxes	$ 189	$ 416.7

INCOME TAXES - Additional Information (Detail) (USD $) In Millions	12 Months Ended
Dec. 31, 2009
Income Taxes [Line Items]
Interest benefit (net of tax) related to the settlement of IRS exams, net of tax	$ 0.3

Activity in the Loss and Loss Adjustment Expense Reserves (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Balance at January 1	$ 6,653	$ 6,177.4	$ 5,942.7
Less reinsurance recoverables on unpaid losses	529.4	244.5	287.5
Net balance at January 1	6,123.6	5,932.9	5,655.2
Incurred related to:
Current year	10,451.7	10,040.9	9,981.8
Prior years	(320.4)	(136)	33.2
Total incurred	10,131.3	9,904.9	10,015
Paid related to:
Current year	6,841	6,542.2	6,700.4
Prior years	3,047	3,172	3,036.9
Total paid	9,888	9,714.2	9,737.3
Net balance at December 31	6,366.9	6,123.6	5,932.9
Plus reinsurance recoverables on unpaid losses	704.1	529.4	244.5
Balance at December 31	$ 7,071	$ 6,653	$ 6,177.4

LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2010 Accident Year 2009	Dec. 31, 2010 Personal Lines	Dec. 31, 2009 Personal Auto and Commercial Auto Products
Favorable development in loss and loss adjustment expense reserves	70.00%	70.00%	90.00%

The Effect of Reinsurance on Premiums Written and Earned (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct premiums	$ 14,700	$ 14,196.3	$ 13,775.6
Ceded	(223.2)	(193.4)	(171.3)
Net premiums	14,476.8	14,002.9	13,604.3
Direct premiums	14,519.2	14,199.4	13,810.1
Ceded	(204.4)	(186.6)	(178.7)
Net premiums earned	$ 14,314.8	$ 14,012.8	$ 13,631.4

REINSURANCE - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance ceded	$ 312.7	$ 417.6	$ 109.2
State Reinsurance Plans
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Percent of prepaid reinsurance premiums comprised of State Plans	60.00%	50.00%
Percent of reinsurance recoverables attributable to State Plans	90.00%	90.00%

STATUTORY FINANCIAL INFORMATION - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statutory Accounting Practices [Line Items]
Consolidated statutory policyholders' surplus	$ 5,073	$ 4,953.6
Statutory net income	1,049.1	1,300.8	368.4
Consolidated statutory policyholders' surplus, net admitted assets of insurance subsidiaries and affiliate that are required to meet minimum statutory surplus requirements in such entities' states of domicile	454.9
Aggregate cash dividends paid to the parent company by subsidiaries	1,215.7
Maximum aggregate dividend amount subsidiaries could pay without prior approval from regulatory authorities	$ 949.8

EMPLOYEE BENEFIT PLANS - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended								1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2010 Defined Contribution Pension Plan 401k Maximum	Dec. 31, 2010 Self Directed Retirement Plan Maximum	Dec. 31, 2010 Self Directed Retirement Plan Minimum	Dec. 31, 2010 Long Term Savings Plan Maximum	Dec. 31, 2010 2003 Incentive Plan Employee Restricted Equity Awards	Dec. 31, 2010 2010 Equity Incentive Plan Employee Restricted Equity Awards	Dec. 31, 2010 2003 Directors Equity Incentive Plan Non Employee Director Restricted Equity Awards	Mar. 31, 2009 Performance Based Restricted Equity Awards	Dec. 31, 2010 Performance Based Restricted Equity Awards	Feb. 28, 2009 Performance Based Restricted Equity Awards	Dec. 31, 2010 Employee Restricted Equity Awards		Dec. 31, 2009 Employee Restricted Equity Awards	Dec. 31, 2008 Employee Restricted Equity Awards	Dec. 31, 2010 Employee Stock Option	Dec. 31, 2010 Non Employee Director Restricted Equity Awards		Dec. 31, 2009 Non Employee Director Restricted Equity Awards		Dec. 31, 2008 Non Employee Director Restricted Equity Awards		Dec. 31, 2010 Executive Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Matching contribution to defined contribution pension plan				6.00%	5.00%	1.00%	3.00%
Postemployment benefits liability	$ 20.8	$ 23.9
Number of employees, approximately			100									40
Performance-based awards vesting range											0% to 100%	0% to 200%	either vest or be forfeited in full
Shares authorized								18,700,000	18,000,000	1,400,000
Shares available for future awards								2,300,000	18,000,000	800,000				20,328,180	[1]	4,753,038	8,424,255		757,201	[2]	869,871	[2]	988,855	[2]
Description of plan																		Prior to 2003, we granted NQSOs. These options became exercisable at various dates not earlier than six months after the date of grant, and remain exercisable for up to ten years from the date of the award.
Vested and expiring																		All remaining options outstanding vested on or before January 1, 2007 and will expire on December 31, 2011, if not exercised prior to that date.
Per common share declared	$ 1
Extraordinary cash dividend to shareholders	663.2
Total pretax intrinsic value of options exercised																		$ 40.8	$ 2.5
Requisite service period, minimum																			six months and one day
Vesting period of grants to date																			11 or 12 months
Common shares reserved for issuance under executive deferred compensation plan																									3,600,000

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares.
[2]	Represents shares available under the 2003 Directors Equity Incentive Plan.

Matching Contributions (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Benefits Disclosure [Line Items]
Matching contributions	$ 61.3	$ 60.7	$ 56.4
Defined Contribution Pension Plan 401k
Employee Benefits Disclosure [Line Items]
Matching contributions	61.3	60.7
Self Directed Retirement Plan
Employee Benefits Disclosure [Line Items]
Matching contributions			25.5
Long Term Savings Plan
Employee Benefits Disclosure [Line Items]
Matching contributions			$ 30.9

Amounts Charged to Income for Employees Incentive Compensation Plans (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Incentive Compensation Cash Award
Schedule of Employee Benefit Plans [Line Items]
Pretax	$ 257.3	$ 120.4	$ 140.3
Post-Tax	167.2	78.3	91.2
Stock Compensation Plan
Schedule of Employee Benefit Plans [Line Items]
Pretax	45.9	40.3	34.5
Post-Tax	$ 29.8	$ 26.2	$ 22.4

Summary of All Employee Restricted Equity Award Activity (Detail) (Employee Restricted Equity Awards, USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Number of Shares
Beginning of year	10,614,016	[1],[2],[3]	8,260,696	[1],[3]	6,868,850
Add (deduct):
Granted	2,841,400	[2],[4]	4,072,152	[4]	3,038,793	[4]
Vested	(1,337,647)	[2]	(1,239,281)		(1,281,560)
Forfeited	(435,943)	[2]	(479,551)		(365,387)
End of year	11,681,826	[1],[2],[3]	10,614,016	[1],[2],[3]	8,260,696	[1],[3]
Available, end of year	20,328,180	[2]	4,753,038		8,424,255
Weighted Average Grant Date Fair Value
Beginning of year	$ 17.04	[1],[3]	$ 20.39	[1],[3]	$ 22.33
Granted	$ 17.5	[4]	$ 12.08	[4]	$ 15.98	[4]
Vested	$ 22.72		$ 23.14		$ 19.98
Forfeited	$ 15.58		$ 16.98		$ 21.61
End of year	$ 16.55	[1],[3]	$ 17.04	[1],[3]	$ 20.39	[1],[3]

[1]	At December 31, 2010, the total unrecognized compensation cost related to unvested equity awards was $78.8 million. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.56 years.
[2]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares.
[3]	Includes performance-based awards at their target value. At December 31, 2010, we expect 2,707,572 performance-based awards to vest, based upon our current estimate of the achievement of pre-determined performance goals.
[4]	In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2010, the number granted includes 134,644 units at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.

Summary of All Employee Restricted Equity Award Activity (Parenthetical) (Detail) (Employee Restricted Equity Awards, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number granted units	2,841,400	[1],[2]	4,072,152	[1]	3,038,793	[1]
Weighted average grant date fair value	$ 17.5	[1]	$ 12.08	[1]	$ 15.98	[1]
Unrecognized compensation cost related to unvested equity awards	$ 78.8
Period of recognition of compensation expense related to unvested equity awards (years)	2.56
Performance Based Restricted Equity Awards
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Equity awards to vest	2,707,572
Dividend Equivalent Units
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number granted units	134,644
Weighted average grant date fair value	$ 0

[1]	In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2010, the number granted includes 134,644 units at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
[2]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares.

Summary of Restricted Equity Awards Which Vested During the Year Ended December 31, 2010 (Detail) (Employee Restricted Equity Awards, USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Schedule of Share based Compensation Arrangements by Share based Payment Award, Equity Instruments, Other Than Options, Restricted Stock Units [Line Items]
Number of Shares/Units	1,337,647	[1]	1,239,281	1,281,560
Aggregate Fair Value	$ 30.4	[2]
Deferred Compensation, Share-based Payments
Schedule of Share based Compensation Arrangements by Share based Payment Award, Equity Instruments, Other Than Options, Restricted Stock Units [Line Items]
Number of Shares/Units	222,740
Aggregate Fair Value	5.1	[2]
Non-Deferred Compensation, Share-based Payments
Schedule of Share based Compensation Arrangements by Share based Payment Award, Equity Instruments, Other Than Options, Restricted Stock Units [Line Items]
Number of Shares/Units	1,114,907
Aggregate Fair Value	$ 25.3	[2]

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares.
[2]	Based on the respective grant date stock prices.

Summary of All Employee Stock Option Activity (Detail) (Employee Stock Option, USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Number of Shares
Beginning of year	5,102,888	8,503,273	11,738,502
Antidilution adjustment	97,387
Deduct:
Exercised	(3,283,859)	(3,394,633)	(3,235,229)
Forfeited	0	(5,752)	0
End of year	1,916,416	5,102,888	8,503,273
Exercisable, end of year	1,916,416	5,102,888	8,503,273
Weighted Average Exercise Price
Beginning of year	$ 9.31	$ 7.71	$ 7.75
Exercised	$ 7.87	$ 5.31	$ 7.86
Forfeited	$ 0	$ 5.69	$ 0
End of year	$ 11.31	$ 9.31	$ 7.71
Exercisable, end of year	$ 11.31	$ 9.31	$ 7.71

Employee Stock Options Outstanding and Exercisable (Detail) (Employee Stock Option, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of Shares	1,916,416	5,102,888	8,503,273
Weighted Average Exercise Price	$ 11.31	$ 9.31	$ 7.71
Aggregate Intrinsic Value	$ 16.4
Weighted Average Remaining Contractual Life	1
Closing Stock Price	$ 19.87

Summary of all Directors Restricted Stock Activity (Detail) (Non Employee Director Restricted Equity Awards, USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Number of Shares
Beginning of year	118,984		105,420		68,595
Add (deduct):
Granted	112,670		129,467		105,420
Vested	(122,109)		(105,420)		(68,595)
Forfeited	0		(10,483)		0
End of year	109,545		118,984		105,420
Available, end of year	757,201	[1]	869,871	[1]	988,855	[1]
Weighted Average Grant Date Fair Value
Beginning of year	$ 15.79		$ 17.96		$ 23.52
Granted	$ 20.75		$ 15.78		$ 17.96
Vested	$ 15.82		$ 17.96		$ 23.52
Forfeited	$ 0		$ 15.74		$ 0
End of year	$ 20.86		$ 15.79		$ 17.96

[1]	Represents shares available under the 2003 Directors Equity Incentive Plan.

Summary of all Stock Option Activity for both Current and Former Directors (Detail) (Non Employee Director Stock Option, USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Number of Shares
Beginning of year	312,545		401,357		628,813
Antidilution adjustment	5,787	[1]
Deduct:
Exercised	(198,207)		(88,812)		(227,456)
End of year	120,125		312,545		401,357
Exercisable, end of year	120,125	[2]	312,545	[2]	401,357	[2]
Weighted Average Exercise Price
Beginning of year	$ 8.46		$ 8.6		$ 7.97
Exercised	$ 7.07		$ 9.1		$ 6.86
End of year	$ 10.34		$ 8.46		$ 8.6
Exercisable, end of year	$ 10.34	[2]	$ 8.46	[2]	$ 8.6	[2]

[1]	See discussion above under Incentive Compensation Plans - Employees.
[2]	The 1998 Directors' Stock Option Plan has expired.

Director Stock Options Outstanding and Exercisable (Detail) (Non Employee Director Stock Option, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of Shares	120,125	[1]	312,545	[1]	401,357	[1]
Weighted Average Exercise Price	$ 10.34	[1]	$ 8.46	[1]	$ 8.6	[1]
Aggregate Intrinsic Value	$ 1.1
Weighted Average Remaining Contractual Life	0.8
Closing Stock Price	$ 19.87

[1]	The 1998 Directors' Stock Option Plan has expired.

Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Detail) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 98.4		$ 85.7
Company Stock
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	31.1	[1]	23.1	[1]
Other Investment Funds
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 67.3		$ 62.6

[1]	Includes 0.5 million and 0.2 million common shares as of December 31, 2010 and 2009, respectively, to be distributed in common shares.

Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Parenthetical) (Detail) (Company Stock) In Millions	Dec. 31, 2010	Dec. 31, 2009
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Common shares held in Deferral Plan Irrevocable Grantor Trust account to be distributed in-kind	0.5	0.2

SEGMENT INFORMATION - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
Depreciation	$ 83.1	$ 87.3	$ 99.1
Underwriting Operations Segment | Personal Lines | Agency Channel | Lower Limit
Segment Reporting Information [Line Items]
Independent insurance agencies and brokerages	30,000

Operating Results (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Segment Reporting Information [Line Items]
Revenues	$ 14,963.3		$ 14,563.6		$ 12,840.1
Pretax Profit (Loss)	1,565.2		1,556.9		(222.3)
Underwriting Operations Segment
Segment Reporting Information [Line Items]
Revenues	14,314.8		14,012.8		13,631.4
Pretax Profit (Loss)	1,083.5		1,175.6		734.9
Underwriting Operations Segment | Personal Lines
Segment Reporting Information [Line Items]
Revenues	12,826.9	[1]	12,365.9	[1]	11,847.8	[1]
Pretax Profit (Loss)	892.1	[1]	937.1	[1]	635.5	[1]
Underwriting Operations Segment | Personal Lines | Agency Channel
Segment Reporting Information [Line Items]
Revenues	7,419.7		7,414.8		7,362
Pretax Profit (Loss)	601		579.2		360.7
Underwriting Operations Segment | Personal Lines | Direct Channel
Segment Reporting Information [Line Items]
Revenues	5,407.2		4,951.1		4,485.8
Pretax Profit (Loss)	291.1		357.9		274.8
Underwriting Operations Segment | Personal Lines | Personal Auto
Segment Reporting Information [Line Items]
Personal auto insurance percentage of the total personal lines segment net premiums earned	90.00%		90.00%		90.00%
Underwriting Operations Segment | Commercial Auto Segment
Segment Reporting Information [Line Items]
Revenues	1,474.2		1,623.3		1,762.2
Pretax Profit (Loss)	185		229.8		94.1
Underwriting Operations Segment | Other Indemnity
Segment Reporting Information [Line Items]
Revenues	13.7		23.6		21.4
Pretax Profit (Loss)	6.4		8.7		5.3
Non Insurance Service Business
Segment Reporting Information [Line Items]
Revenues	25.9		16.7		16.1
Pretax Profit (Loss)	4.5		(2.7)		(4.3)
Investments Segment
Segment Reporting Information [Line Items]
Revenues	616.2	[2]	534.1	[2]	(807.4)	[2]
Pretax Profit (Loss)	604.3	[2]	523	[2]	(816.2)	[2]
Net gain on extinguishment of debt
Segment Reporting Information [Line Items]
Revenues	6.4		0		0
Pretax Profit (Loss)	6.4		0		0
Interest Expense
Segment Reporting Information [Line Items]
Pretax Profit (Loss)	$ (133.5)		$ (139)		$ (136.7)

[1]	Personal auto insurance accounted for 90% of the total Personal Lines segment net premiums earned in 2010, 2009, and 2008; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2]	Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses

Underwriting Margins and Combined Ratios for our Underwriting Operations (Detail) (Underwriting Operations Segment)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Disclosure [Line Items]
Underwriting Margin	7.60%	8.40%	5.40%
Combined Ratio	92.40%	91.60%	94.60%
Personal Lines
Segment Reporting Disclosure [Line Items]
Underwriting Margin	7.00%	7.60%	5.40%
Combined Ratio	93.00%	92.40%	94.60%
Personal Lines | Agency Channel
Segment Reporting Disclosure [Line Items]
Underwriting Margin	8.10%	7.80%	4.90%
Combined Ratio	91.90%	92.20%	95.10%
Personal Lines | Direct Channel
Segment Reporting Disclosure [Line Items]
Underwriting Margin	5.40%	7.20%	6.10%
Combined Ratio	94.60%	92.80%	93.90%
Commercial Auto Segment
Segment Reporting Disclosure [Line Items]
Underwriting Margin	12.50%	14.20%	5.30%
Combined Ratio	87.50%	85.80%	94.70%

Components of Other Comprehensive Income (Loss) (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net non-credit related OTTI losses, adjusted for valuation changes, pretax	$ 21.4	[1]	$ (24.1)	[1]	$ 0	[1]
Change in unrealized gains (losses), pretax	518.6	[2]	1,071.8	[2]	(833.6)	[2]
Net unrealized gains on forecasted transactions, pretax	(10.6)	[3]	(5.1)	[3]	(4.4)	[3]
Foreign currency translation adjustment, pretax	1.2		1.4		0
Other comprehensive income (loss), pretax	509.2		1,068.1		(838)
Net non-credit related OTTI losses, adjusted for valuation changes, tax (provision) benefit	(7.5)	[1]	8.4	[1]	0	[1]
Change in unrealized gains (losses), tax (provision) benefit	(181.5)	[2]	(375.2)	[2]	291.8	[2]
Net unrealized gains on forecasted transactions, tax (provision) benefit	3.7	[3]	1.8	[3]	1.5	[3]
Foreign currency translation adjustment, tax (provision) benefit	(0.9)		0		0
Other comprehensive income (loss), tax (provision) benefit	(178.7)		(373.4)		293.3
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	13.9	[1]	(15.7)	[1]	0	[1]
Total net unrealized gains (losses), after tax	337.1	[2]	696.6	[2]	(541.8)	[2]
Net unrealized gains on forecasted transactions, after tax	(6.9)	[3]	(3.3)	[3]	(2.9)	[3]
Foreign currency translation adjustment, after tax	0.3		1.4		0
Other comprehensive income (loss), after tax	330.5		694.7		(544.7)
Fixed Maturities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains (losses) arising during period, pretax	302.9		519.4		(407.6)
Reclassification adjustment for (gains) losses realized in net income, pretax	46.3		(8.5)		9.7
Unrealized gains (losses) arising during period, tax (provision) benefit	(106)		(181.8)		142.7
Reclassification adjustments for gains (losses) realized in net income, tax (provision) benefit	(16.2)		3		(3.4)
Unrealized gains (losses) arising during period, after tax	196.9		337.6		(264.9)
Reclassification adjustments for gains (losses) realized in net income, after tax	30.1		(5.5)		6.3
Equity Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains (losses) arising during period, pretax	241.7		671.7		(238.6)
Reclassification adjustment for (gains) losses realized in net income, pretax	(93.7)		(86.7)		(197.1)
Unrealized gains (losses) arising during period, tax (provision) benefit	(84.6)		(235.1)		83.5
Reclassification adjustments for gains (losses) realized in net income, tax (provision) benefit	32.8		30.3		69
Unrealized gains (losses) arising during period, after tax	157.1		436.6		(155.1)
Reclassification adjustments for gains (losses) realized in net income, after tax	$ (60.9)		$ (56.4)		$ (128.1)

[1]	For a further breakout of the components of this line, see table below.
[2]	December 31, 2009 excludes the $189.6 million ( $291.8 million pretax) cumulative effect of change in accounting principle we recorded in June 2009 in accordance with the new accounting guidance for other-than-temporary impairments we adopted during the second quarter 2009.
[3]	Entered into for the purpose of managing interest rate risk associated with our debt issuances, and managing foreign currency risk associated with our forecasted foreign currency transaction. We expect to reclassify $4.8 million into income during the next 12 months. During the third quarter 2010, we reclassified $5.8 million (pretax) from accumulated other comprehensive income to net realized gains/losses on securities, reflecting the portion of the unrealized gain on the forecasted transaction that was related to the Debentures that were extinguished pursuant to our Tender Offer (see Note 4 - Debt for further discussion).

Components of Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Millions	1 Months Ended		3 Months Ended
	Jul. 31, 2010	Jun. 30, 2009	Sep. 30, 2010	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in unrealized gains (losses) from cumulative effect of change in accounting principle, net of tax		$ 189.6
Change in unrealized gains (losses) from cumulative effect of change in accounting principle, pretax		291.8
Net unrealized gains on forecasted transactions, related to the Debentures that were extinguished pursuant to the Tender Offer, reclassified from accumulated other comprehensive income to net realized gains/losses on securities, pretax	5.8		5.8
Net unrealized gains on forecasted transactions, expected to reclassify into income within the next 12 months				$ 4.8

Components of the Net Non-credit related OTTI Losses Adjusted for Valuation Changes (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Changes in:
Non-credit related OTTI losses, pretax	$ (9.5)	[1]	$ (40.1)	[1]	$ 0	[1]
Additional credit-related OTTI losses recognized on previously recorded non-credit related losses, pretax	4.3		0		0
Net non-credit related OTTI losses, pretax	(5.2)	[2]	(40.1)	[2]	0	[2]
Sales/valuation changes on previously recorded non-credit related losses, pretax	26.6		16		0
Net non-credit related OTTI losses, adjusted for valuation changes, pretax	21.4	[3]	(24.1)	[3]	0	[3]
Changes in:
Non-credit related OTTI losses, tax (provision) benefit	3.3	[1]	14	[1]	0	[1]
Additional credit-related OTTI losses recognized on previously recorded non-credit related losses, tax (provision) benefit	(1.5)		0		0
Net non-credit related OTTI losses, tax (provision) benefit	1.8	[2]	14	[2]	0	[2]
Sales/valuation changes on previously recorded non-credit related losses, tax (provision) benefit	(9.3)		(5.6)		0
Net non-credit related OTTI losses, adjusted for valuation changes, tax (provision) benefit	(7.5)	[3]	8.4	[3]	0	[3]
Changes in:
Non-credit related OTTI losses, after tax	(6.2)	[1]	(26.1)	[1]	0	[1]
Additional credit-related OTTI losses recognized on previously recorded non-credit related losses, after tax	2.8		0		0
Net non-credit related OTTI losses, after tax	(3.4)	[2]	(26.1)	[2]	0	[2]
Sales/valuation changes on previously recorded non-credit related losses, after tax	17.3		10.4		0
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	$ 13.9	[3]	$ (15.7)	[3]	$ 0	[3]

[1]	Amount represents the portion of OTTI losses recognized in other comprehensive income during the year.
[2]	A positive amount for the year reflects credit losses reclassed from other comprehensive income that exceeded the amount of non-credit OTTI losses recognized in other comprehensive income during the year.
[3]	For a further breakout of the components of this line, see table below.

Minimum Commitments under Noncancelable Operating Lease Agreements (Detail) (USD $) In Millions	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
2011	$ 68.4
2012	55.6
2013	35.7
2014	21.4
2015	9.7
Thereafter	14.5
Total	$ 205.3

Expense Incurred for Leases (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Commitments and Contingencies Disclosure [Line Items]
Expense	$ 96.7	$ 109	$ 124.8

COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) (USD $) In Millions	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Minimum commitment under noncancelable purchase obligations	$ 182.8